UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10145

                            Baillie Gifford Funds

(Exact name of registrant as specified in charter)

1 Greenside Row
                        Edinburgh, Scotland, UK, EH1 3AN
(Address of principal executive offices) (Zip code)

Gareth Griffiths
1 Greenside Row
                        Edinburgh, Scotland, UK, EH1 3AN
(Name and address of agent for service)

Registrant's telephone number, including area code: 011-44-131-275-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BAILLIE GIFFORD FUNDS

Baillie Gifford China A Shares Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford Global Stewardship Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford Positive Change Equities Fund

Baillie Gifford U.S. Equity Growth Fund

Semi-Annual Report

June 30, 2020

(unaudited)

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund's annual and semi-annual shareholder reports will not be sent by mail unless you specifically request to receive paper copies. Instead, the reports will be made available on the Funds' website (https://www.bailliegifford.com/en/usa/professional-investor/literature/), and you will be notified by mail each time a shareholder report that includes your Fund is posted and provided with a website link to access the report.

If you have already elected to receive shareholders reports electronically, your election will not be affected and you need not take any further action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime in advance of January 1, 2021 by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by calling 1-844-394-6127 or by sending an e-mail request to BGFundsReporting@bailliegifford.com.

If you currently receive reports in paper and wish to continue to do so after January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1-844-394-6127 or send an email request to BGFundsReporting@bailliegifford.com. Your election to receive reports in paper will apply to all funds held in your account (whether or not they are Baillie Gifford Funds) if you invest through your financial intermediary or all Funds held with the Baillie Gifford Funds complex if you invest directly with the Funds.

Index

Page Number
01	Fund Expenses
Baillie Gifford China A Shares Fund
08	Industry Diversification Table
09	Portfolio of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
Financial Highlights
14	Selected Data for Class K
15	Selected Data for Institutional Class
Baillie Gifford Developed EAFE All Cap Fund
16	Industry Diversification Table
17	Portfolio of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statements of Changes in Net Assets
Financial Highlights
24	Selected Data for Class 2
25	Selected Data for Class 3
26	Selected Data for Class K
27	Selected Data for Institutional Class
Baillie Gifford EAFE Plus All Cap Fund
28	Industry Diversification Table
29	Portfolio of Investments
33	Statement of Assets and Liabilities
34	Statement of Operations
35	Statements of Changes in Net Assets
Financial Highlights
36	Selected Data for Class 2
37	Selected Data for Class K
38	Selected Data for Institutional Class
Baillie Gifford Emerging Markets Equities Fund
39	Industry Diversification Table
40	Portfolio of Investments
44	Statement of Assets and Liabilities
45	Statement of Operations
46	Statements of Changes in Net Assets
Financial Highlights
47	Selected Data for Class 2
48	Selected Data for Class 3
49	Selected Data for Class 4
50	Selected Data for Class 5
51	Selected Data for Class K
52	Selected Data for Institutional Class
Baillie Gifford Global Alpha Equities Fund
53	Industry Diversification Table
54	Portfolio of Investments
59	Statement of Assets and Liabilities
60	Statement of Operations
61	Statements of Changes in Net Assets
Financial Highlights
62	Selected Data for Class 2
63	Selected Data for Class 3
64	Selected Data for Class 4
65	Selected Data for Class K
66	Selected Data for Institutional Class
Baillie Gifford Global Stewardship Equities Fund
67	Industry Diversification Table
68	Portfolio of Investments
72	Statement of Assets and Liabilities
73	Statement of Operations
74	Statements of Changes in Net Assets
Financial Highlights
75	Selected Data for Class K
76	Selected Data for Institutional Class
Baillie Gifford International Alpha Fund
77	Industry Diversification Table
78	Portfolio of Investments
83	Statement of Assets and Liabilities
84	Statement of Operations
85	Statements of Changes in Net Assets
Financial Highlights
86	Selected Data for Class 2

Page Number
87	Selected Data for Class 3
88	Selected Data for Class 4
89	Selected Data for Class 5
90	Selected Data for Class K
91	Selected Data for Institutional Class
Baillie Gifford International Concentrated Growth Equities Fund
92	Industry Diversification Table
93	Portfolio of Investments
95	Statement of Assets and Liabilities
96	Statement of Operations
97	Statements of Changes in Net Assets
Financial Highlights
98	Selected Data for Class K
99	Selected Data for Institutional Class
Baillie Gifford International Growth Fund
100	Industry Diversification Table
101	Portfolio of Investments
105	Statement of Assets and Liabilities
106	Statement of Operations
107	Statements of Changes in Net Assets
Financial Highlights
108	Selected Data for Class 2
109	Selected Data for Class 3
110	Selected Data for Class 4
111	Selected Data for Class 5
112	Selected Data for Class K
113	Selected Data for Institutional Class
Baillie Gifford International Smaller Companies Fund
114	Industry Diversification Table
115	Portfolio of Investments
119	Statement of Assets and Liabilities
120	Statement of Operations
121	Statements of Changes in Net Assets
Financial Highlights
122	Selected Data for Class K
123	Selected Data for Institutional Class
Baillie Gifford Long Term Global Growth Fund
124	Industry Diversification Table
125	Portfolio of Investments
127	Statement of Assets and Liabilities
128	Statement of Operations
129	Statements of Changes in Net Assets
Financial Highlights
130	Selected Data for Class 2
131	Selected Data for Class 4
132	Selected Data for Class K
133	Selected Data for Institutional Class
Baillie Gifford Positive Change Equities Fund
134	Industry Diversification Table
135	Portfolio of Investments
138	Statement of Assets and Liabilities
139	Statement of Operations
140	Statements of Changes in Net Assets
Financial Highlights
141	Selected Data for Class K
142	Selected Data for Institutional Class
Baillie Gifford U.S. Equity Growth Fund
143	Industry Diversification Table
144	Portfolio of Investments
146	Statement of Assets and Liabilities
147	Statement of Operations
148	Statements of Changes in Net Assets
Financial Highlights
149	Selected Data for Class K
150	Selected Data for Institutional Class
151	Notes to Financial Statements
Supplemental Information
176	Management of the Trust
177	Board Considerations Regarding New Fund's Contract Approval

This report is intended for shareholders of the funds listed on the front of this report (each, a "Fund", and collectively the "Funds") and may not be used as sales literature unless preceded or accompanied by a current prospectus for each Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Source: © David Robertson / Alamy Stock Photo

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

As a shareholder of Baillie Gifford China A Shares Fund, Baillie Gifford Developed EAFE All Cap Fund, Baillie Gifford EAFE Plus All Cap Fund, Baillie Gifford Emerging Markets Equities Fund, Baillie Gifford Global Alpha Equities Fund, Baillie Gifford Global Stewardship Equities Fund, Baillie Gifford International Alpha Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford International Growth Fund, Baillie Gifford International Smaller Companies Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund and/or Baillie Gifford U.S. Equity Growth Fund, you incur two types of costs: (1) transaction costs, which may include purchase fees and redemption fees and (2) ongoing costs, including advisory fees, administration and supervisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase fees and redemption fees. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios Based on the Period 1/01/20 to 6/30/20	Expenses Paid During Period(1)
Baillie Gifford China A Shares Fund — Class K
Actual	$1,000	$1,339.20	0.87%	$5.06
Hypothetical (5% return before expenses)	$1,000	$1,020.54	0.87%	$4.37
Baillie Gifford China A Shares Fund — Institutional Class
Actual	$1,000	$1,339.20	0.87%	$5.06
Hypothetical (5% return before expenses)	$1,000	$1,020.54	0.87%	$4.37
Baillie Gifford Developed EAFE All Cap Fund — Class 2
Actual	$1,000	$992.10	0.64%	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.68	0.64%	$3.22
Baillie Gifford Developed EAFE All Cap Fund — Class 3
Actual	$1,000	$992.50	0.57%	$2.82
Hypothetical (5% return before expenses)	$1,000	$1,022.03	0.57%	$2.87
Baillie Gifford Developed EAFE All Cap Fund — Class K
Actual	$1,000	$992.40	0.64%	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.68	0.64%	$3.22
Baillie Gifford Developed EAFE All Cap Fund — Institutional Class
Actual	$1,000	$991.60	0.75%	$3.71
Hypothetical (5% return before expenses)	$1,000	$1,021.13	0.75%	$3.77
Baillie Gifford EAFE Plus All Cap Fund — Class 2
Actual	$1,000	$989.20	0.64%	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.68	0.64%	$3.22
Baillie Gifford EAFE Plus All Cap Fund — Class K
Actual	$1,000	$989.20	0.64%	$3.17
Hypothetical (5% return before expenses)	$1,000	$1,021.68	0.64%	$3.22
Baillie Gifford EAFE Plus All Cap Fund — Institutional Class
Actual	$1,000	$988.60	0.74%	$3.66
Hypothetical (5% return before expenses)	$1,000	$1,021.18	0.74%	$3.72

02

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios Based on the Period 1/01/20 to 6/30/20	Expenses Paid During Period(1)
Baillie Gifford Emerging Markets Equities Fund — Class 2
Actual	$1,000	$914.40	0.81%	$3.86
Hypothetical (5% return before expenses)	$1,000	$1,020.84	0.81%	$4.07
Baillie Gifford Emerging Markets Equities Fund — Class 3
Actual	$1,000	$914.70	0.74%	$3.52
Hypothetical (5% return before expenses)	$1,000	$1,021.18	0.74%	$3.72
Baillie Gifford Emerging Markets Equities Fund — Class 4
Actual*	$1,000	$895.50	0.71%	$3.18
Hypothetical (5% return before expenses)	$1,000	$1,021.33	0.71%	$3.39
Baillie Gifford Emerging Markets Equities Fund — Class 5
Actual	$1,000	$915.10	0.66%	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.58	0.66%	$3.32
Baillie Gifford Emerging Markets Equities Fund — Class K
Actual	$1,000	$914.50	0.81%	$3.86
Hypothetical (5% return before expenses)	$1,000	$1,020.84	0.81%	$4.07
Baillie Gifford Emerging Markets Equities Fund — Institutional Class
Actual	$1,000	$914.00	0.90%	$4.28
Hypothetical (5% return before expenses)	$1,000	$1,020.39	0.90%	$4.52
Baillie Gifford Global Alpha Equities Fund — Class 2
Actual	$1,000	$1,038.60	0.66%	$3.35
Hypothetical (5% return before expenses)	$1,000	$1,021.58	0.66%	$3.32
Baillie Gifford Global Alpha Equities Fund — Class 3
Actual	$1,000	$1,038.90	0.59%	$2.99
Hypothetical (5% return before expenses)	$1,000	$1,021.93	0.59%	$2.97
Baillie Gifford Global Alpha Equities Fund — Class 4
Actual	$1,000	$1,039.10	0.56%	$2.84
Hypothetical (5% return before expenses)	$1,000	$1,022.08	0.56%	$2.82

03

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios Based on the Period 1/01/20 to 6/30/20	Expenses Paid During Period(1)
Baillie Gifford Global Alpha Equities Fund — Class K
Actual	$1,000	$1,039.00	0.66%	$3.35
Hypothetical (5% return before expenses)	$1,000	$1,021.58	0.66%	$3.32
Baillie Gifford Global Alpha Equities Fund — Institutional Class
Actual	$1,000	$1,038.30	0.69%	$3.50
Hypothetical (5% return before expenses)	$1,000	$1,021.43	0.69%	$3.47
Baillie Gifford Global Stewardship Equities Fund — Class K
Actual	$1,000	$1,253.90	0.65%	$3.64
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.65%	$3.27
Baillie Gifford Global Stewardship Equities Fund — Institutional Class
Actual	$1,000	$1,253.90	0.65%	$3.64
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.65%	$3.27
Baillie Gifford International Alpha Fund — Class 2
Actual	$1,000	$994.60	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.88	0.60%	$3.02
Baillie Gifford International Alpha Fund — Class 3
Actual	$1,000	$995.00	0.53%	$2.63
Hypothetical (5% return before expenses)	$1,000	$1,022.23	0.53%	$2.66
Baillie Gifford International Alpha Fund — Class 4
Actual	$1,000	$995.10	0.50%	$2.48
Hypothetical (5% return before expenses)	$1,000	$1,022.38	0.50%	$2.51
Baillie Gifford International Alpha Fund — Class 5
Actual	$1,000	$995.40	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000	$1,022.63	0.45%	$2.26
Baillie Gifford International Alpha Fund — Class K
Actual	$1,000	$994.80	0.60%	$2.98
Hypothetical (5% return before expenses)	$1,000	$1,021.88	0.60%	$3.02

04

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios Based on the Period 1/01/20 to 6/30/20	Expenses Paid During Period(1)
Baillie Gifford International Alpha Fund — Institutional Class
Actual	$1,000	$994.10	0.65%	$3.22
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.65%	$3.27
Baillie Gifford International Concentrated Growth Equities Fund — Class K
Actual	$1,000	$1,292.90	0.72%	$4.10
Hypothetical (5% return before expenses)	$1,000	$1,021.28	0.72%	$3.62
Baillie Gifford International Concentrated Growth Equities Fund — Institutional Class
Actual	$1,000	$1,292.50	0.73%	$4.16
Hypothetical (5% return before expenses)	$1,000	$1,021.28	0.73%	$3.67
Baillie Gifford International Growth Fund — Class 2
Actual	$1,000	$1,175.40	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.98	0.58%	$2.92
Baillie Gifford International Growth Fund — Class 3
Actual	$1,000	$1,175.80	0.51%	$2.76
Hypothetical (5% return before expenses)	$1,000	$1,022.33	0.51%	$2.56
Baillie Gifford International Growth Fund — Class 4
Actual	$1,000	$1,176.00	0.48%	$2.60
Hypothetical (5% return before expenses)	$1,000	$1,022.48	0.48%	$2.41
Baillie Gifford International Growth Fund — Class 5
Actual	$1,000	$1,176.30	0.43%	$2.33
Hypothetical (5% return before expenses)	$1,000	$1,022.73	0.43%	$2.16
Baillie Gifford International Growth Fund — Class K
Actual	$1,000	$1,175.60	0.58%	$3.14
Hypothetical (5% return before expenses)	$1,000	$1,021.98	0.58%	$2.92
Baillie Gifford International Growth Fund — Institutional Class
Actual	$1,000	$1,175.30	0.61%	$3.30
Hypothetical (5% return before expenses)	$1,000	$1,021.83	0.61%	$3.07

05

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios Based on the Period 1/01/20 to 6/30/20	Expenses Paid During Period(1)
Baillie Gifford International Smaller Companies Fund — Class K
Actual	$1,000	$1,059.40	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000	$1,020.39	0.90%	$4.52
Baillie Gifford International Smaller Companies Fund — Institutional Class
Actual	$1,000	$1,059.40	0.90%	$4.61
Hypothetical (5% return before expenses)	$1,000	$1,020.39	0.90%	$4.52
Baillie Gifford Long Term Global Growth Fund — Class 2
Actual	$1,000	$1,397.70	0.73%	$4.35
Hypothetical (5% return before expenses)	$1,000	$1,021.23	0.73%	$3.67
Baillie Gifford Long Term Global Growth Fund — Class 4
Actual	$1,000	$1,398.40	0.63%	$3.76
Hypothetical (5% return before expenses)	$1,000	$1,021.73	0.63%	$3.17
Baillie Gifford Long Term Global Growth Fund — Class K
Actual	$1,000	$1,397.30	0.73%	$4.35
Hypothetical (5% return before expenses)	$1,000	$1,021.23	0.73%	$3.67
Baillie Gifford Long Term Global Growth Fund — Institutional Class
Actual	$1,000	$1,397.40	0.81%	$4.83
Hypothetical (5% return before expenses)	$1,000	$1,020.84	0.81%	$4.07
Baillie Gifford Positive Change Equities Fund — Class K
Actual	$1,000	$1,284.80	0.65%	$3.69
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.65%	$3.27
Baillie Gifford Positive Change Equities Fund — Institutional Class
Actual	$1,000	$1,284.10	0.65%	$3.69
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.65%	$3.27
Baillie Gifford U.S. Equity Growth Fund — Class K
Actual	$1,000	$1,443.30	0.65%	$3.95
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.65%	$3.27

06

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 1/01/20	Ending Account Value 6/30/20	Annualized Expense Ratios Based on the Period 1/01/20 to 6/30/20	Expenses Paid During Period(1)
Baillie Gifford U.S. Equity Growth Fund — Institutional Class
Actual	$1,000	$1,443.20	0.72%	$4.37
Hypothetical (5% return before expenses)	$1,000	$1,021.63	0.72%	$3.62

*  Recommencement of operations on January 10, 2020. Expenses are calculated using the Fund's annualized expense ratio, multiplied by the ending value for the period, multiplied by 173/366 (to reflect recommencement of operation).

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2020. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal year may differ from expense ratios based on the one-year data in the financial highlights.

07

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford China A Shares Fund

	Value	% of Total Net Assets
Advertising	$18,284	1.3%
Beverages	129,642	9.4
Commercial Services	69,096	5.0
Cosmetics/Personal Care	33,217	2.4
Electrical Components & Equipment	47,356	3.4
Electronics	59,675	4.3
Food	91,229	6.6
Healthcare — Products	74,943	5.5
Healthcare — Services	191,778	13.9
Home Furnishings	55,105	4.0
Insurance	98,174	7.1
Internet	25,531	1.9
Leisure Time	54,791	4.0
Metal Fabricate/Hardware	78,472	5.7
Pharmaceuticals	163,599	11.9
Software	128,135	9.3
Transportation	39,507	2.9
Total Value of Investments	1,358,534	98.6
Other assets less liabilities	19,674	1.4
Net Assets	$1,378,208	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

08

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford China A Shares Fund

	Shares	Value
COMMON STOCKS — 98.6%
CHINA — 98.6%
Asymchem Laboratories Tianjin Co., Ltd., Class A	2,100	$72,194
Berry Genomics Co., Ltd., Class A *	5,800	49,204
BGI Genomics Co., Ltd., Class A *	3,400	74,943
China Tourism Group Duty Free Corp., Ltd., Class A *	2,500	54,791
Contemporary Amperex Technology Co., Ltd., Class A	1,900	47,356
Focus Media Information Technology Co., Ltd., Class A	23,100	18,284
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,600	63,411
Glodon Co., Ltd., Class A	8,100	80,178
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	4,000	50,772
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	6,200	26,788
Hangzhou Tigermed Consulting Co., Ltd., Class A	4,800	69,096
Iflytek Co., Ltd., Class A	3,500	18,640
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	6,300	27,818
Jiangsu Hengrui Medicine Co., Ltd., Class A	5,060	66,129
Kweichow Moutai Co., Ltd., Class A	300	62,300
Luzhou Laojiao Co., Ltd., Class A	2,200	28,467
Midea Group Co., Ltd., Class A	6,500	55,105
NanJi E-Commerce Co., Ltd., Class A	8,500	25,531
Ping An Insurance Group Co. of China Ltd., Class A	9,700	98,174
Proya Cosmetics Co., Ltd., Class A	1,300	33,217
SF Holding Co., Ltd., Class A	5,100	39,507
Shenzhen Inovance Technology Co., Ltd., Class A	6,100	32,887
Topchoice Medical Corp., Class A *	1,700	40,170
Wuliangye Yibin Co., Ltd., Class A	1,600	38,875
WuXi AppTec Co., Ltd., Class A	3,780	51,632
Yonyou Network Technology Co., Ltd., Class A	4,680	29,317
Yunnan Baiyao Group Co., Ltd., Class A	1,900	25,276
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	25,220	78,472
		1,358,534
TOTAL INVESTMENTS — 98.6%
(cost $979,231)		$1,358,534
Other assets less liabilities — 1.4%		19,674
NET ASSETS — 100.0%		$1,378,208

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.
09

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford China A Shares Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$—	$1,358,534	$—	$1,358,534
Total	$—	$1,358,534	$—	$1,358,534

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford China A Shares Fund

ASSETS
Investments, at value (cost $979,231)	$1,358,534
Cash	58,836
Foreign cash, at value (cost 59,918)	59,948
Due from Investment Advisor	22,661
Total Assets	1,499,979
LIABILITIES
Advisory fee payable	1,579
Payable for investments purchased	54,869
Administration & Supervisory fee payable	488
Trustee fee payable	7
Accrued expenses	64,828
Total Liabilities	121,771
NET ASSETS	$1,378,208
COMPOSITION OF NET ASSETS
Paid-in capital	$999,736
Total distributable earnings	378,472
$1,378,208
NET ASSET VALUE, PER SHARE
Class K ( $689,104 / 50,000 shares outstanding), unlimited authorized, no par value	$13.78
Institutional Class ( $689,104 / 50,000 shares outstanding), unlimited authorized, no par value	$13.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford China A Shares Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $840)	$7,429
Interest	15
Total Investment Income	7,444
EXPENSES
Advisory fee (Note B)	3,019
Administration & Supervisory fee — Class K shares (Note B)	467
Administration & Supervisory fee — Institutional Class shares (Note B)	467
Transfer agency	17,704
Fund accounting	35,175
Professional fees	13,234
Custody	8,029
Legal	94
Registration fees	33
Trustees' fees	24
Commitment fees	4
Miscellaneous	3,506
Total Expenses	81,756
Fees waived	(76,991)
Net Expenses	4,765
Net Investment Income	2,679
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	(2,100)
Foreign currency transactions	24
(2,076)
Net change in unrealized appreciation on:
Investments	348,999
Translation of net assets and liabilities denominated in foreign currencies	2
349,001
Net realized and unrealized gain	346,925
NET INCREASE IN NET ASSETS FROM OPERATIONS	$349,604

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford China A Shares Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Period December 19, 2019(a) through December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,679	$(264)
Net realized loss	(2,076)	(1,436)
Net change in unrealized appreciation	349,001	30,304
Net increase in net assets from operations	349,604	28,604
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	—	500,000
Institutional Class	—	500,000
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	1,000,000
Total Increase in Net Assets	349,604	1,028,604
NET ASSETS
Beginning of period	1,028,604	—
End of period	$1,378,208	$1,028,604

(a)  Commencement of investment operations.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford China A Shares Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$10.29		$10.00
From Investment Operations
Net investment income (loss)(b)	0.03		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency	3.46		0.29
Net increase in net asset value from investment operations	3.49		0.29
Net asset value, end of period	$13.78		$10.29
Total Return
Total return based on net asset value(d)	33.92%		2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$689		$514
Ratio of net expenses to average net assets, before waiver	14.90	%*	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87	%*
Ratio of net investment income (loss) to average net assets	0.49	%*	(0.80	)%*
Portfolio turnover rate(e)	8%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford China A Shares Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Period December 19, 2019(a) through December 31, 2019
Net asset value, beginning of period	$10.29		$10.00
From Investment Operations
Net investment income (loss)(b)	0.03		(0.00	)(c)
Net realized and unrealized gain on investments and foreign currency	3.46		0.29
Net increase in net asset value from investment operations	3.49		0.29
Net asset value, end of period	$13.78		$10.29
Total Return
Total return based on net asset value(d)	33.92%		2.90%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$689		$514
Ratio of net expenses to average net assets, before waiver	14.90	%*	90.51	%*
Ratio of net expenses to average net assets, after waiver	0.87	%*	0.87	%*
Ratio of net investment income (loss) to average net assets	0.49	%*	(0.80	)%*
Portfolio turnover rate(e)	8%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Value	% of Total Net Assets
Apparel	$27,392,692	5.1%
Auto Manufacturers	6,064,349	1.1
Auto Parts & Equipment	5,694,316	1.1
Banks	8,446,960	1.6
Beverages	9,752,269	1.9
Building Materials	20,051,606	3.8
Chemicals	5,807,932	1.1
Commercial Services	6,453,624	1.2
Computers	12,131,904	2.3
Cosmetics/Personal Care	24,382,173	4.5
Diversified Financial Services	22,869,589	4.3
Electrical Components & Equipment	10,383,945	1.9
Electronics	40,657,049	7.5
Engineering & Construction	7,197,723	1.3
Food	12,541,813	2.3
Hand/Machine Tools	8,336,163	1.6
Healthcare — Products	33,661,568	6.3
Healthcare — Services	5,129,846	1.0
Holding Companies — Diversified	2,784,602	0.5
Insurance	24,853,915	4.7
Internet	67,100,158	12.5
Investment Companies	7,621,923	1.4
Leisure Time	13,729,419	2.6
Machinery — Construction & Mining	8,942,195	1.6
Machinery — Diversified	45,525,657	8.5
Oil & Gas Services	1,897,190	0.4
Retail	37,951,436	7.0
Semiconductors	17,621,501	3.3
Software	20,590,074	3.8
Telecommunications	7,861,674	1.5
Total Value of Investments	523,435,265	97.7
Other assets less liabilities	12,248,095	2.3
Net Assets	$535,683,360	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
COMMON STOCKS — 95.8%
AUSTRALIA — 4.2%
Cochlear Ltd.	80,965	$10,629,782
SEEK Ltd.	438,816	6,713,370
Treasury Wine Estates Ltd.	631,089	4,591,709
		21,934,861
CHINA — 1.2%
Prosus NV *	69,454	6,456,301
FINLAND — 1.7%
Kone Oyj, B Shares	134,954	9,307,655
FRANCE — 7.5%
Kering	13,964	7,634,351
Legrand SA	136,663	10,383,945
LVMH Moet Hennessy Louis Vuitton SE	17,954	7,926,568
Remy Cointreau SA	37,827	5,160,560
Ubisoft Entertainment SA *	112,335	9,302,472
		40,407,896
GERMANY — 7.4%
adidas AG *	25,839	6,812,466
Bechtle AG	68,449	12,131,904
Nemetschek SE	67,386	4,630,223
Zalando SE *	218,526	15,502,278
		39,076,871
HONG KONG — 5.4%
AIA Group Ltd.	1,584,200	14,824,318
Jardine Matheson Holdings Ltd.	66,600	2,784,602
Jardine Strategic Holdings Ltd.	129,500	2,793,457
Techtronic Industries Co., Ltd.	842,500	8,336,163
		28,738,540
IRELAND — 1.9%
Kingspan Group PLC	154,081	9,946,855

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
JAPAN — 25.8%
Denso Corp.	145,200	$5,694,316
Kakaku.com, Inc.	299,600	7,632,083
Kao Corp.	116,400	9,237,250
Keyence Corp.	17,000	7,124,046
MS&AD Insurance Group Holdings, Inc.	364,200	10,029,597
Murata Manufacturing Co., Ltd.	127,100	7,492,355
Nidec Corp.	107,000	7,208,460
Olympus Corp.	794,800	15,301,884
Pigeon Corp.	123,600	4,783,948
Shimano, Inc.	71,400	13,729,419
Shiseido Co., Ltd.	162,600	10,360,975
SMC Corp.	27,600	14,184,221
SoftBank Group Corp.	155,900	7,861,674
Sugi Holdings Co., Ltd.	55,700	3,777,250
Suzuki Motor Corp.	177,600	6,064,349
Sysmex Corp.	100,700	7,729,902
		138,211,729
NETHERLANDS — 3.3%
ASML Holding NV	48,012	17,563,338
NEW ZEALAND — 2.2%
Ryman Healthcare Ltd.	604,653	5,129,846
Xero Ltd. *	105,984	6,657,379
		11,787,225
PORTUGAL — 1.8%
Jeronimo Martins SGPS SA *	557,053	9,748,356
SINGAPORE — 1.6%
United Overseas Bank Ltd.	578,089	8,446,960
SPAIN — 1.8%
Industria de Diseno Textil SA	373,954	9,922,246

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
SWEDEN — 9.0%
Atlas Copco AB, A Shares	327,256	$13,936,343
Atlas Copco AB, B Shares	26,196	973,392
Avanza Bank Holding AB	626,528	8,926,877
Epiroc AB, A Shares	221,518	2,775,710
Epiroc AB, B Shares	314,555	3,863,092
Investor AB, B Shares	143,680	7,621,923
Nibe Industrier AB, B Shares *	455,583	10,104,751
		48,202,088
SWITZERLAND — 1.6%
Compagnie Financiere Richemont SA	135,653	8,749,662
u-blox Holding AG *	848	58,163
		8,807,825
UNITED KINGDOM — 14.1%
ASOS PLC *	150,898	6,413,510
Auto Trader Group PLC	1,643,083	10,697,677
Burberry Group PLC	254,013	5,019,307
Hargreaves Lansdown PLC	604,775	12,195,919
HomeServe PLC	445,213	7,197,723
Intertek Group PLC	95,821	6,453,624
John Wood Group PLC	791,229	1,897,190
Johnson Matthey PLC	223,006	5,807,932
Jupiter Fund Management PLC	550,898	1,746,793
Rightmove PLC	1,462,526	9,885,970
Trainline PLC *	1,148,091	6,187,519
Weir Group PLC (The)	175,280	2,303,393
		75,806,557
UNITED STATES — 5.3%
Mettler-Toledo International, Inc. *	19,210	15,474,616
Spotify Technology SA *	50,791	13,113,728
		28,588,344
Total Common Stocks
(cost $422,165,534)		512,953,647

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

	Shares	Value
PREFERRED STOCKS — 1.9%
GERMANY — 1.9%
Sartorius AG 0.12% (cost $4,194,244)	31,758	$10,481,618
TOTAL INVESTMENTS — 97.7%
(cost $426,359,778)		$523,435,265
Other assets less liabilities — 2.3%		12,248,095
NET ASSETS — 100.0%		$535,683,360

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$35,044,645	$477,909,002	$—	$512,953,647
Preferred Stocks **	—	10,481,618	—	10,481,618
Total	$35,044,645	$488,390,620	$—	$523,435,265

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

ASSETS
Investments, at value (cost $426,359,778)	$523,435,265
Cash	12,107,728
Foreign cash, at value (cost 310,826)	309,719
Tax reclaims receivable	525,240
Dividends receivable	434,858
Receivable for investments sold	125,291
Prepaid assets	41,306
Total Assets	536,979,407
LIABILITIES
Advisory fee payable	429,780
Capital shares purchased payable	499,440
Servicing fee payable	106,355
Administration & Supervisory fee payable	89,779
Trustee fee payable	4,693
Commitment fee payable	1,343
Accrued expenses	164,657
Total Liabilities	1,296,047
NET ASSETS	$535,683,360
COMPOSITION OF NET ASSETS
Paid-in capital	$450,825,698
Total distributable earnings	84,857,662
$535,683,360
NET ASSET VALUE, PER SHARE
Class 2 ( $228,056,111 / 17,504,483 shares outstanding), unlimited authorized, no par value	$13.03
Class 3 ( $84,272,686 / 6,402,287 shares outstanding), unlimited authorized, no par value	$13.16
Class K ( $206,310,102 / 15,858,493 shares outstanding), unlimited authorized, no par value	$13.01
Institutional Class ( $17,044,461 / 1,312,415 shares outstanding), unlimited authorized, no par value	$12.99

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford Developed EAFE All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $379,504)	$3,560,965
Interest	5,640
Total Investment Income	3,566,605
EXPENSES
Advisory fee (Note B)	892,103
Shareholder Servicing fees — Class 2 shares (Note B)	177,482
Shareholder Servicing fees — Class 3 shares (Note B)	38,572
Administration & Supervisory fee — Class K shares (Note B)	182,132
Administration & Supervisory fee — Institutional Class shares (Note B)	8,119
Transfer agency	39,938
Fund accounting	99,874
Registration fees	48,050
Legal	44,224
Custody	37,001
Professional fees	20,410
Trustees' fees	9,669
Line of credit	1,619
Miscellaneous	16,811
Total Expenses	1,616,004
Fees waived	(1,393)
Net Expenses	1,614,611
Net Investment Income	1,951,994
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments	(2,832,118)
Foreign currency transactions	(64,966)
(2,897,084)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,971,919)
Translation of net assets and liabilities denominated in foreign currencies	222
(6,971,697)
Net realized and unrealized loss	(9,868,781)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(7,916,787)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford Developed EAFE All Cap Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,951,994	$4,989,369
Net realized loss	(2,897,084)	(2,107,688)
Net change in unrealized appreciation (depreciation)	(6,971,697)	127,381,767
Net increase (decrease) in net assets from operations	(7,916,787)	130,263,448
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(2,596,461)
Class 3	—	(1,002,546)
Class K	—	(2,874,994)
Institutional Class	—	(107,514)
Total Distributions to Shareholders	—	(6,581,515)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	6,000
Class K	7,750,837	73,243,343
Institutional Class	14,582,091	7,084,206
Dividends reinvested:
Class 2	—	2,596,461
Class 3	—	1,002,546
Class K	—	2,624,780
Institutional Class	—	107,514
Cost of shares redeemed:
Class 2	—	(9,000,000)
Class K	(43,878,232)	(29,311,402)
Institutional Class	(5,964,094)	(990,117)
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	(27,506,398)	47,363,331
Total Increase (Decrease) in Net Assets	(35,423,185)	171,045,264
NET ASSETS
Beginning of period	571,106,545	400,061,281
End of period	$535,683,360	$571,106,545

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016		For the Year Ended December 31, 2015
Net asset value, beginning of period	$13.13	$10.04	$12.06	$9.55	$9.70		$9.36
From Investment Operations
Net investment income(a)	0.05	0.13	0.15	0.14	0.17		0.13
Net realized and unrealized gain (loss)	(0.15)	3.11	(2.08)	2.58	(0.18)		0.27 (b)
Net increase (decrease) in net asset value from investment operations	(0.10)	3.24	(1.93)	2.72	(0.01)		0.40
Dividends and Distributions to Shareholders
From net investment income	—	(0.15)	(0.03)	(0.22)	(0.14)		(0.09)
From net realized gain on investments	—	—	(0.06)	—	—		—
Total Dividends and Distributions	—	(0.15)	(0.09)	(0.22)	(0.14)		(0.09)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	0.01	(0.00	)(c)	0.03
Net asset value, end of period	$13.03	$13.13	$10.04	$12.06	$9.55		$9.70
Total Return
Total return based on net asset value(d)	(0.79)%	32.33%	(16.05)%	28.59%	(0.20)%		4.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$228,056	$229,861	$181,679	$221,316	$172,316		$172,659
Ratio of net expenses to average net assets	0.64%*	0.66%	0.67%	0.66%	0.66%		0.66%
Ratio of net investment income to average net assets	0.76%*	1.08%	1.23%	1.22%	1.73%		1.36%
Portfolio turnover rate(e)	8%	19%	14%	21%	13%		18%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period March 24, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.26	$10.13	$12.17	$10.49
From Investment Operations
Net investment income(b)	0.05	0.14	0.16	0.12
Net realized and unrealized gain (loss)	(0.15)	3.15	(2.11)	1.79
Net increase (decrease) in net asset value from investment operations	(0.10)	3.29	(1.95)	1.91
Dividends and Distributions to Shareholders
From net investment income	—	(0.16)	(0.03)	(0.23)
From net realized gain on investments	—	—	(0.06)	—
Total Dividends and Distributions	—	(0.16)	(0.09)	(0.23)
Proceeds from Purchase Fees and Redemption Fees(b)	—	—	—	0.00 (c)
Net asset value, end of period	$13.16	$13.26	$10.13	$12.17
Total Return
Total return based on net asset value(d)	(0.75)%	32.42%	(15.99)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$84,273	$84,911	$64,123	$82,523
Ratio of net expenses to average net assets	0.57%*	0.59%	0.60%	0.58%*
Ratio of net investment income to average net assets	0.83%*	1.16%	1.31%	1.32%*
Portfolio turnover rate(e)	8%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Developed EAFE All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.11	$10.03	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.04	0.12	0.11	0.07
Net realized and unrealized gain (loss)	(0.14)	3.11	(2.04)	1.47
Net increase (decrease) in net asset value from investment operations	(0.10)	3.23	(1.93)	1.54
Dividends and Distributions to Shareholders
From net investment income	—	(0.15)	(0.04)	(0.22)
From net realized gain on investments	—	—	(0.06)	—
Total Dividends and Distributions	—	(0.15)	(0.10)	(0.22)
Net asset value, end of period	$13.01	$13.11	$10.03	$12.06
Total Return
Total return based on net asset value(c)	(0.76)%	32.24%	(16.05)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$206,310	$247,155	$152,397	$6
Ratio of net expenses to average net assets	0.64%*	0.66%	0.67%	0.66%*
Ratio of net investment income to average net assets	0.74%*	1.04%	0.99%	0.87%*
Portfolio turnover rate(d)	8%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Developed EAFE All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.10	$10.02	$12.06	$10.74
From Investment Operations
Net investment income(b)	0.05	0.11	0.06	0.07
Net realized and unrealized gain (loss)	(0.16)	3.13	(2.00)	1.47
Net increase (decrease) in net asset value from investment operations	(0.11)	3.24	(1.94)	1.54
Dividends and Distributions to Shareholders
From net investment income	—	(0.16)	(0.04)	(0.22)
From net realized gain on investments	—	—	(0.06)	—
Total Dividends and Distributions	—	(0.16)	(0.10)	(0.22)
Net asset value, end of period	$12.99	$13.10	$10.02	$12.06
Total Return
Total return based on net asset value(c)	(0.84)%	32.28%	(16.13)%	14.39%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$17,044	$9,179	$1,862	$6
Ratio of net expenses to average net assets	0.75%*	0.73%	0.77%	0.66%*
Ratio of net investment income to average net assets	0.91%*	0.89%	0.59%	0.87%*
Portfolio turnover rate(d)	8%	19%	14%	21%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Value	% of Total Net Assets
Apparel	$18,102,397	4.0%
Auto Manufacturers	4,343,385	1.0
Auto Parts & Equipment	4,474,666	1.0
Banks	6,339,695	1.4
Beverages	11,648,421	2.6
Building Materials	14,532,344	3.2
Chemicals	3,915,925	0.9
Commercial Services	6,376,373	1.4
Computers	10,607,817	2.4
Cosmetics/Personal Care	20,278,095	4.5
Diversified Financial Services	9,347,552	2.1
Electrical Components & Equipment	9,341,698	2.1
Electronics	37,431,242	8.4
Engineering & Construction	5,645,472	1.3
Food	10,112,495	2.3
Hand/Machine Tools	5,902,103	1.3
Healthcare — Products	25,683,712	5.8
Holding Companies — Diversified	1,496,828	0.3
Insurance	25,024,746	5.6
Internet	77,334,805	17.3
Investment Companies	6,256,576	1.4
Leisure Time	7,768,467	1.7
Machinery — Construction & Mining	7,248,520	1.7
Machinery — Diversified	36,262,100	8.2
Oil & Gas Services	1,491,601	0.3
Retail	32,165,678	7.1
Semiconductors	19,664,935	4.4
Software	16,424,460	3.7
Telecommunications	5,894,995	1.3
Total Value of Investments	441,117,103	98.7
Other assets less liabilities	5,635,462	1.3
Net Assets	$446,752,565	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
COMMON STOCKS — 96.4%
ARGENTINA — 0.6%
MercadoLibre, Inc. *	2,850	$2,809,445
AUSTRALIA — 3.7%
Cochlear Ltd.	59,891	7,863,006
SEEK Ltd.	351,453	5,376,819
Treasury Wine Estates Ltd.	433,142	3,151,476
		16,391,301
BRAZIL — 0.7%
Raia Drogasil SA	156,600	3,215,453
CHINA — 7.2%
Alibaba Group Holding Ltd. ADR *	38,747	8,357,728
Baidu, Inc. ADR *	17,201	2,062,228
Meituan Dianping, Class B *	286,900	6,411,175
Ping An Insurance Group Co. of China Ltd., Class H	453,000	4,515,953
Prosus NV*	33,775	3,139,654
Trip.com Group Ltd. ADR *	86,867	2,251,593
Tsingtao Brewery Co., Ltd., Class H	715,943	5,343,201
		32,081,532
FINLAND — 1.7%
Kone Oyj, B Shares	107,523	7,415,764
FRANCE — 5.9%
Kering	6,955	3,802,414
Legrand SA	122,946	9,341,698
LVMH Moet Hennessy Louis Vuitton SE	8,101	3,576,536
Remy Cointreau SA	23,117	3,153,744
Ubisoft Entertainment SA *	81,933	6,784,880
		26,659,272
GERMANY — 7.6%
adidas AG *	27,461	7,240,108
Bechtle AG	59,850	10,607,817
Nemetschek SE	57,904	3,978,697
Zalando SE *	168,405	11,946,685
		33,773,307

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
HONG KONG — 5.2%
AIA Group Ltd.	1,437,400	$13,450,622
Jardine Matheson Holdings Ltd.	35,800	1,496,828
Jardine Strategic Holdings Ltd.	116,200	2,506,561
Techtronic Industries Co., Ltd.	596,500	5,902,103
		23,356,114
INDIA — 0.2%
MakeMyTrip Ltd. *	71,341	1,092,944
IRELAND — 1.6%
Kingspan Group PLC	112,701	7,275,527
JAPAN — 23.8%
Denso Corp.	114,100	4,474,666
Kakaku.com, Inc.	171,700	4,373,927
Kao Corp.	78,000	6,189,909
Keyence Corp.	14,900	6,244,017
MS&AD Insurance Group Holdings, Inc.	256,300	7,058,171
Murata Manufacturing Co., Ltd.	117,500	6,926,450
Nidec Corp.	88,100	5,935,190
Olympus Corp.	533,300	10,267,356
Pigeon Corp.	104,200	4,033,070
Shimano, Inc.	40,400	7,768,467
Shiseido Co., Ltd.	157,800	10,055,116
SMC Corp.	23,200	11,922,968
SoftBank Group Corp.	116,900	5,894,995
Sugi Holdings Co., Ltd.	48,600	3,295,769
Suzuki Motor Corp.	127,200	4,343,385
Sysmex Corp.	98,400	7,553,350
		106,336,806
NETHERLANDS — 2.4%
ASML Holding NV	29,173	10,671,816
NEW ZEALAND — 1.3%
Xero Ltd. *	90,120	5,660,883
PORTUGAL — 1.7%
Jeronimo Martins SGPS SA *	434,628	7,605,934

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
SINGAPORE — 1.4%
United Overseas Bank Ltd.	433,873	$6,339,695
SOUTH AFRICA — 1.4%
Naspers Ltd., N Shares	33,363	6,131,465
SPAIN — 1.6%
Industria de Diseno Textil SA	272,208	7,222,586
SWEDEN — 6.6%
Atlas Copco AB, A Shares	100,159	4,265,315
Atlas Copco AB, B Shares	172,615	6,414,036
Epiroc AB, A Shares	2,797	35,047
Epiroc AB, B Shares	418,987	5,145,636
Investor AB, B Shares	117,942	6,256,576
Nibe Industrier AB, B Shares *	327,181	7,256,817
		29,373,427
SWITZERLAND — 1.4%
Compagnie Financiere Richemont SA	100,545	6,485,185
u-blox Holding AG *	592	40,604
		6,525,789
TAIWAN — 2.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	157,698	8,952,515
UNITED KINGDOM — 13.0%
ASOS PLC *	101,619	4,319,040
Auto Trader Group PLC	1,255,964	8,177,248
Burberry Group PLC	176,282	3,483,339
Hargreaves Lansdown PLC	404,296	8,153,051
HomeServe PLC	349,199	5,645,472
Intertek Group PLC	94,674	6,376,373
John Wood Group PLC	622,077	1,491,601
Johnson Matthey PLC	150,359	3,915,925
Jupiter Fund Management PLC	376,718	1,194,501
Rightmove PLC	1,116,727	7,548,536
Trainline PLC *	994,926	5,362,052
Weir Group PLC (The)	157,355	2,067,837
		57,734,975

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

	Shares	Value
UNITED STATES — 5.4%
Mettler-Toledo International, Inc. *	17,537	$14,126,930
Spotify Technology SA *	38,425	9,920,951
		24,047,881
Total Common Stocks
(cost $325,884,830)		430,674,431
PREFERRED STOCKS — 2.3%
GERMANY — 2.3%
Sartorius AG 0.12% (cost $4,362,775)	31,640	10,442,672
TOTAL INVESTMENTS — 98.7%
(cost $330,247,605)		$441,117,103
Other assets less liabilities — 1.3%		5,635,462
NET ASSETS — 100.0%		$446,752,565

(a)  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$55,929,441	$374,744,990	$—	$430,674,431
Preferred Stocks **	—	10,442,672	—	10,442,672
Total	$55,929,441	$385,187,662	$—	$441,117,103

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

ASSETS
Investments, at value (cost $330,247,605)	$441,117,103
Cash	145,779
Foreign cash, at value (cost $221,481)	221,584
Capital shares sold receivable	3,454,675
Receivable for investments sold	2,936,323
Tax reclaims receivable	492,450
Dividends receivable	370,923
Prepaid assets	14,631
Total Assets	448,753,468
LIABILITIES
Advisory fee payable	343,630
Servicing fee payable	112,272
Administration & Supervisory fee payable	54,634
Trustee fee payable	3,769
Commitment fee payable	869
Line of credit payable	1,350,000
Accrued expenses	135,729
Total Liabilities	2,000,903
NET ASSETS	$446,752,565
COMPOSITION OF NET ASSETS
Paid-in capital	$336,256,009
Total distributable earnings	110,496,556
$446,752,565
NET ASSET VALUE, PER SHARE
Class 2 ( $288,350,206 / 17,448,569 shares outstanding), unlimited authorized, no par value	$16.53
Class K ( $130,595,114 / 7,923,548 shares outstanding), unlimited authorized, no par value	$16.48
Institutional Class ( $27,807,245 / 1,691,094 shares outstanding), unlimited authorized, no par value	$16.44

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford EAFE Plus All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $299,769)	$2,651,051
Interest	7,132
Total Investment Income	2,658,183
EXPENSES
Advisory fee (Note B)	704,818
Shareholder Servicing fees — Class 2 shares (Note B)	233,033
Administration & Supervisory fee — Class K shares (Note B)	90,501
Administration & Supervisory fee — Institutional Class shares (Note B)	18,807
Transfer agency	26,844
Sub-transfer agency — Institutional Class shares	11,025
Fund accounting	79,764
Legal	34,772
Custody	30,020
Registration fees	24,532
Professional fees	20,257
Trustees' fees	7,575
Commitment fees	1,797
Miscellaneous	11,407
Total Expenses	1,295,152
Net Investment Income	1,363,031
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	844,713
Foreign currency transactions	(1,456)
843,257
Net change in unrealized depreciation on:
Investments	(8,098,292)
Translation of net assets and liabilities denominated in foreign currencies	(742)
(8,099,034)
Net realized and unrealized loss	(7,255,777)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(5,892,746)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford EAFE Plus All Cap Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,363,031	$6,597,705
Net realized gain	843,257	8,530,839
Net change in unrealized appreciation (depreciation)	(8,099,034)	87,029,751
Net increase (decrease) in net assets from operations	(5,892,746)	102,158,295
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(11,089,493)
Class K	—	(4,158,396)
Institutional Class	—	(833,239)
Total Distributions to Shareholders	—	(16,081,128)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	783,000	2,723,300
Class K	26,400,640	27,900,000
Institutional Class	5,531,671	9,046,949
Dividends reinvested:
Class 2	—	11,089,493
Class K	—	4,146,582
Institutional Class	—	828,614
Cost of shares redeemed:
Class 2	(17,025,465)	(528,300)
Class K	(9,950,000)	(1,375,000)
Institutional Class	(729,465)	(805,468)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	5,010,381	53,026,170
Total Increase (Decrease) in Net Assets	(882,365)	139,103,337
NET ASSETS
Beginning of period	447,634,930	308,531,593
End of period	$446,752,565	$447,634,930

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$16.71	$13.15	$16.11	$12.46	$12.55	$12.43
From Investment Operations
Net investment income(a)	0.05	0.27	0.17	0.16	0.19	0.17
Net realized and unrealized gain (loss)	(0.23)	3.91	(2.81)	3.74	(0.13)	0.09 (b)
Net increase (decrease) in net asset value from investment operations	(0.18)	4.18	(2.64)	3.90	0.06	0.26
Dividends and Distributions to Shareholders
From net investment income	—	(0.33)	(0.09)	(0.25)	(0.16)	(0.15)
From net realized gain on investments	—	(0.29)	(0.23)	—	—	—
Total Dividends and Distributions	—	(0.62)	(0.32)	(0.25)	(0.16)	(0.15)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—	—	0.00 (c)	0.01	0.01
Net asset value, end of period	$16.53	$16.71	$13.15	$16.11	$12.46	$12.55
Total Return
Total return based on net asset value(d)	(1.08)%	31.73%	(16.39)%	31.28%	0.59%	2.16%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$288,350	$309,335	$232,937	$280,488	$272,338	$229,032
Ratio of net expenses to average net assets	0.64%*	0.65%	0.68%	0.67%	0.65%	0.65%
Ratio of net investment income to average net assets	0.67%*	1.76%	1.06%	1.06%	1.46%	1.29%
Portfolio turnover rate(e)	10%	11%	26%	12%	23%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford EAFE Plus All Cap Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.66	$13.12	$16.10	$14.15
From Investment Operations
Net investment income(b)	0.05	0.26	0.04	0.08
Net realized and unrealized gain (loss)	(0.23)	3.91	(2.68)	2.13
Net increase (decrease) in net asset value from investment operations	(0.18)	4.17	(2.64)	2.21
Dividends and Distributions to Shareholders
From net investment income	—	(0.34)	(0.11)	(0.26)
From net realized gain on investments	—	(0.29)	(0.23)	—
Total Dividends and Distributions	—	(0.63)	(0.34)	(0.26)
Net asset value, end of period	$16.48	$16.66	$13.12	$16.10
Total Return
Total return based on net asset value(c)	(1.08)%	31.72%	(16.36)%	15.63%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$130,595	$114,922	$64,827	$6
Ratio of net expenses to average net assets	0.64%*	0.65%	0.68%	0.68%*
Ratio of net investment income to average net assets	0.71%*	1.73%	0.42%	0.73%*
Portfolio turnover rate(d)	10%	11%	26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford EAFE Plus All Cap Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.63	$13.10	$16.09	$14.15
From Investment Operations
Net investment income(b)	0.04	0.26	0.07	0.01
Net realized and unrealized gain (loss)	(0.23)	3.88	(2.73)	2.21
Net increase (decrease) in net asset value from investment operations	(0.19)	4.14	(2.66)	2.22
Dividends and Distributions to Shareholders
From net investment income	—	(0.32)	(0.10)	(0.28)
From net realized gain on investments	—	(0.29)	(0.23)	—
Total Dividends and Distributions	—	(0.61)	(0.33)	(0.28)
Net asset value, end of period	$16.44	$16.63	$13.10	$16.09
Total Return
Total return based on net asset value(c)	(1.14)%	31.60%	(16.50)%	15.68%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$27,808	$23,378	$10,768	$201
Ratio of net expenses to average net assets	0.74%*	0.75%	0.78%	0.68%*
Ratio of net investment income to average net assets	0.59%*	1.72%	0.47%	0.14%*
Portfolio turnover rate(d)	10%	11%	26%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)   Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Value	% of Total Net Assets
Airlines	$18,036,825	0.4%
Apparel	41,421,397	1.0
Auto Manufacturers	102,299,921	2.4
Auto Parts & Equipment	17,527,291	0.4
Banks	516,731,882	12.5
Biotechnology	66,115,911	1.6
Building Materials	40,057,537	1.0
Chemicals	60,445,898	1.5
Commercial Services	9,014,849	0.2
Computers	41,333,545	1.0
Diversified Financial Services	165,542,681	4.0
Food	51,836,604	1.2
Gas	17,418,900	0.4
Home Furnishings	49,377,074	1.2
Insurance	236,955,524	5.7
Internet	1,055,576,458	25.5
Iron/Steel	101,713,635	2.5
Machinery — Construction & Mining	16,671,287	0.4
Mining	222,261,843	5.4
Oil & Gas	359,558,305	8.7
Pharmaceuticals	24,185,863	0.6
Real Estate	28,256,056	0.7
Retail	39,762,439	0.9
Semiconductors	663,286,329	16.0
Software	82,646,744	2.0
Telecommunications	35,397,718	0.9
Total Value of Investments	4,063,432,516	98.1
Other assets less liabilities	79,200,798	1.9
Net Assets	$4,142,633,314	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
COMMON STOCKS — 95.8%
ARGENTINA — 2.3%
MercadoLibre, Inc. *	98,570	$97,167,349
BRAZIL — 7.1%
B3 SA — Brasil Bolsa Balcao	6,799,300	69,629,653
Banco Bradesco SA ADR	10,585,863	40,332,138
Cogna Educacao	7,327,900	9,014,849
Petroleo Brasileiro SA ADR *	8,672,452	71,721,178
Vale SA ADR	9,865,532	101,713,635
		292,411,453
CANADA — 0.0%(1)
Valeura Energy, Inc. *	4,672,400	1,084,123
CHILE — 1.0%
Lundin Mining Corp.	7,413,400	39,753,648
CHINA — 36.3%
Alibaba Group Holding Ltd. *	7,319,160	197,498,765
Alibaba Group Holding Ltd. ADR *	688,520	148,513,764
BeiGene Ltd. ADR *	111,911	21,084,032
Brilliance China Automotive Holdings Ltd.	33,792,000	30,584,662
China Merchants Bank Co., Ltd., Class H	23,781,500	110,206,883
China Vanke Co., Ltd., Class H	8,853,100	28,256,056
CNOOC Ltd.	91,706,000	102,924,222
Geely Automobile Holdings Ltd.	15,390,000	24,450,922
Haier Electronics Group Co., Ltd.	9,062,300	27,590,144
JD.com, Inc. ADR *	626,251	37,687,785
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,850,623	24,185,863
Kingdee International Software Group Co., Ltd. *	11,834,000	27,690,181
Kingsoft Cloud Holdings Ltd. ADR *	830,231	26,168,881
Li Ning Co., Ltd.	5,669,500	18,156,236
Meituan Dianping, Class B *	5,723,700	127,903,956
Midea Group Co., Ltd., Class A	2,569,932	21,786,930
Minth Group Ltd.	6,106,000	17,527,291
Ping An Bank Co., Ltd., Class A	37,909,746	68,864,888
Ping An Insurance Group Co. of China Ltd., Class H	15,853,000	158,038,427
Shenzhou International Group Holdings Ltd.	2,233,000	27,147,059
Tencent Holdings Ltd.	3,064,900	196,392,396

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
Tencent Music Entertainment Group ADR *	1,263,602	$17,008,083
Zai Lab Ltd. ADR *	548,300	45,031,879
		1,504,699,305
INDIA — 11.2%
Asian Paints Ltd.	653,723	14,615,408
HDFC Life Insurance Co., Ltd. *	3,612,973	26,389,699
Housing Development Finance Corp., Ltd.	4,124,915	95,913,028
ICICI Lombard General Insurance Co., Ltd.	1,251,948	21,030,415
ICICI Prudential Life Insurance Co., Ltd.	3,295,016	18,627,782
Indraprastha Gas Ltd.	2,962,144	17,418,900
Mahindra & Mahindra Ltd.	3,195,699	21,691,493
Maruti Suzuki India Ltd.	330,347	25,572,844
Reliance Industries Ltd.	5,769,109	131,226,578
Tata Consultancy Services Ltd.	1,501,535	41,333,545
Tech Mahindra Ltd.	4,000,988	28,787,682
UltraTech Cement Ltd.	373,973	19,333,342
		461,940,716
INDONESIA — 1.3%
Bank Mandiri Persero Tbk PT	52,360,600	18,181,173
Bank Rakyat Indonesia Persero Tbk PT	170,045,600	36,295,065
		54,476,238
MEXICO — 1.6%
Cemex SAB de CV, Participating Certificates ADR	7,195,901	20,724,195
Grupo Financiero Banorte SAB de CV, Class O *	6,878,700	23,801,388
Wal-Mart de Mexico SAB de CV	9,034,160	21,606,203
		66,131,786
PANAMA — 0.4%
Copa Holdings SA, Class A	356,741	18,036,825
PERU — 0.5%
Credicorp Ltd.	143,401	19,168,412
POLAND — 0.4%
KGHM Polska Miedz SA *	747,736	17,373,947
RUSSIA — 7.3%
Magnit PJSC GDR Reg S	1,978,530	25,729,006

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
MMC Norilsk Nickel PJSC ADR	5,239,328	$136,948,531
Sberbank of Russia PJSC ADR *	12,381,446	140,749,158
		303,426,695
SOUTH AFRICA — 4.8%
Naspers Ltd., N Shares	1,074,106	197,399,611
SOUTH KOREA — 9.5%
Doosan Bobcat, Inc.	749,531	16,671,287
LG Chem Ltd.	111,056	45,830,490
NAVER Corp.	160,033	36,004,749
Orion Corp.	233,208	26,107,598
Samsung Electronics Co., Ltd.	3,748,579	165,940,717
Samsung Fire & Marine Insurance Co., Ltd.	87,531	12,869,201
Samsung SDI Co., Ltd.	115,769	35,397,718
SK Hynix, Inc.	761,272	54,353,690
		393,175,450
TAIWAN — 9.5%
Eclat Textile Co., Ltd.	1,225,360	14,274,338
MediaTek, Inc.	5,769,000	114,056,759
Taiwan Semiconductor Manufacturing Co., Ltd.	25,070,310	267,738,885
		396,069,982
THAILAND — 0.8%
Siam Commercial Bank PCL NVDR	13,896,100	32,752,284
TURKEY — 0.4%
Turkiye Garanti Bankasi AS *	14,252,052	17,572,848
UNITED KINGDOM — 0.7%
Premier Oil PLC *	41,999,392	27,564,027
ZAMBIA — 0.7%
First Quantum Minerals Ltd.	3,536,500	28,185,717
Total Common Stocks
(cost $3,374,662,331)		3,968,390,416

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

	Shares	Value
PREFERRED STOCKS — 2.3%
BRAZIL — 0.8%
Banco Bradesco SA 7.88%	2,286,246	$8,807,645
Petroleo Brasileiro SA ADR 4.62%	3,141,553	25,038,177
		33,845,822
SOUTH KOREA — 1.5%
Samsung Electronics Co., Ltd. 2.23%	1,570,976	61,196,278
Total Preferred Stocks
(cost $75,168,606)		95,042,100
TOTAL INVESTMENTS — 98.1%
(cost $3,449,830,937)		$4,063,432,516
Other assets less liabilities — 1.9%		79,200,798
NET ASSETS — 100.0%		$4,142,633,314

(1)  Amount rounds to less than 0.1%.

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

NVDR  —  Non-Voting Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2020, the net value of these securities was $25,729,006 representing 0.6% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$857,433,737	$3,110,956,679	$—	$3,968,390,416
Preferred Stocks **	33,845,822	61,196,278	—	95,042,100
Total	$891,279,559	$3,172,152,957	$—	$4,063,432,516

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

ASSETS
Investments, at value (cost $3,449,830,937)	$4,063,432,516
Cash	95,337,982
Foreign cash, at value (cost 7,555,319)	7,544,503
Dividends receivable	11,577,246
Capital shares sold receivable	2,988,004
Receivable for Indian capital gains tax refunds (Note A)	1,347,063
Tax reclaims receivable	206,929
Prepaid assets	39,716
Total Assets	4,182,473,959
LIABILITIES
Advisory fee payable	4,775,276
Payable for investment purchased	31,166,894
Capital shares purchased payable	1,827,843
Administration & Supervisory fee payable	837,502
Servicing fee payable	158,983
Trustee fee payable	32,558
Commitment fee payable	9,204
Accrued expenses	1,032,385
Total Liabilities	39,840,645
NET ASSETS	$4,142,633,314
COMPOSITION OF NET ASSETS
Paid-in capital	$3,637,874,683
Total distributable earnings	504,758,631
$4,142,633,314
NET ASSET VALUE, PER SHARE
Class 2 ( $94,075,189 / 4,738,267 shares outstanding), unlimited authorized, no par value	$19.85
Class 3 ( $119,320,678 / 5,954,508 shares outstanding), unlimited authorized, no par value	$20.04
Class 4 ( $196,022,392 / 9,649,345 shares outstanding), unlimited authorized, no par value	$20.31
Class 5 ( $1,451,122,325 / 70,468,718 shares outstanding), unlimited authorized, no par value	$20.59
Class K ( $1,514,743,952 / 76,549,959 shares outstanding), unlimited authorized, no par value	$19.79
Institutional Class ( $767,348,778 / 38,801,841 shares outstanding), unlimited authorized, no par value	$19.78

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford Emerging Markets Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,947,545)	$30,880,531
Interest	33,431
Total Investment Income	30,913,962
Expenses
Advisory fee (Note B)	9,599,043
Shareholder Servicing fees — Class 2 shares (Note B)	85,724
Shareholder Servicing fees — Class 3 shares (Note B)	62,758
Shareholder Servicing fees — Class 4 shares (Note B)	61,231
Shareholder Servicing fees — Class 5 shares (Note B)	124,699
Administration & Supervisory fee — Class K shares (Note B)	1,102,862
Administration & Supervisory fee — Institutional Class shares (Note B)	563,154
Transfer agency	66,242
Sub-transfer agency — Institutional Class shares	303,746
Fund accounting	643,464
Custody	627,676
Legal	301,357
Registration fees	106,116
Trustees' fees	66,705
Commitment fees	23,423
Professional fees	22,510
Miscellaneous	78,312
Total Expenses	13,839,022
Net Investment Income	17,074,940
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss from:
Investments (net of Indian capital gains tax benefit of $31,369)	(93,740,277)
Foreign currency transactions	(1,217,706)
(94,957,983)
Net change in unrealized depreciation on:
Investments (net of Indian capital gains tax benefit of $11,408,772) (Note A)	(196,647,710)
Translation of net assets and liabilities denominated in foreign currencies	(21,313)
(196,669,023)
Net realized and unrealized loss	(291,627,006)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$(274,552,066)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,074,940	$103,248,934
Net realized gain (loss)	(94,957,983)	13,920,823
Net change in unrealized appreciation (depreciation)	(196,669,023)	603,118,873
Net increase (decrease) in net assets from operations	(274,552,066)	720,288,630
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(4,430,516)
Class 3	—	(12,961,322)
Class 4	—	—
Class 5	—	(49,677,405)
Class K	—	(50,357,207)
Institutional Class	—	(24,586,085)
Total Distributions to Shareholders	—	(142,012,535)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	3,000	7,306,000
Class 3	—	106,960,476 *
Class 4	218,894,438 *	—
Class 5	212,200,000	7,000,000
Class K	454,779,383	797,388,161 *
Institutional Class	253,492,330	498,938,452
Dividends reinvested:
Class 2	—	4,430,516
Class 3	—	12,961,322
Class 4	—	—
Class 5	—	49,677,405
Class K	—	40,228,644
Institutional Class	7,580	24,574,424
Cost of shares redeemed:
Class 2	(13,000,000)	(109,960,476)*
Class 3	(218,894,438)*	—
Class 4	—	—
Class 5	(2,060,000)	(34,320,000)
Class K	(172,025,892)	(158,716,823)
Institutional Class	(103,843,398)	(213,958,164)*
Increase in Net Assets from Transactions in Shares of Beneficial Interest	629,553,003	1,032,509,937
Total Increase in Net Assets	355,000,937	1,610,786,032
NET ASSETS
Beginning of period	3,787,632,377	2,176,846,345
End of period	$4,142,633,314	$3,787,632,377

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017		For the Year Ended December 31, 2016	For the Period March 3, 2015(a) through December 31, 2015
Net asset value, beginning of period	$21.71	$17.62		$22.82	$15.20		$14.88	$17.24
From Investment Operations
Net investment income(b)	0.08	0.63		0.28	0.16		0.07	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(1.94)	4.30		(3.70)	7.89		0.38	(2.38)
Net increase (decrease) in net asset value from investment operations	(1.86)	4.93		(3.42)	8.05		0.45	(2.25)
Dividends and Distributions to Shareholders
From net investment income	—	(0.65)		(0.23)	(0.25)		(0.14)	(0.17)
From net realized gain on investments	—	(0.19)		(1.55)	(0.18)		—	(0.00	)(c)
Total Dividends and Distributions	—	(0.84)		(1.78)	(0.43)		(0.14)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(b)	—	—		—	(0.00	)(c)	0.01	0.06
Net asset value, end of period	$19.85	$21.71		$17.62	$22.82		$15.20	$14.88
Total Return
Total return based on net asset value(d)	(8.56)%	28.00%		(14.92)%	53.02%		3.10%	(12.68)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$94,075	$118,856		$191,177	$203,830		$121,739	$69,091
Ratio of net expenses to average net assets	0.81%*	0.83%		0.84%	0.85%		0.87%	0.87	%*
Ratio of net investment income to average net assets	0.81%*	3.29	%(e)	1.31%	0.82%		0.52%	0.95	%*
Portfolio turnover rate(f)	12%	15%		22%	33%		24%	46%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from June 10, 2014 to March 2, 2015. All shares of this class were redeemed at $17.85 on June 9, 2014. New shares were issued at $17.24 on March 3, 2015.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period April 1, 2016(a) through December 31, 2016	For the Year Ended December 31, 2014
Net asset value, beginning of year	$21.91	$17.77		$23.00	$15.32	$14.72	$16.74
From Investment Operations
Net investment income(b)	0.08	0.71		0.29	0.17	0.12	0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(1.95)	4.29		(3.72)	7.96	0.62	(0.15)
Net increase (decrease) in net asset value from investment operations	(1.87)	5.00		(3.43)	8.13	0.74	0.02
Dividends and Distributions to Shareholders
From net investment income	—	(0.67)		(0.25)	(0.27)	(0.14)	(0.02)
From net realized gain on investments	—	(0.19)		(1.55)	(0.18)	—	—
Total Dividends and Distributions	—	(0.86)		(1.80)	(0.45)	(0.14)	(0.02)
Proceeds from Purchase Fees and Redemption Fees(b)	—	—		—	0.00 (c)	0.00 (c)	0.02
Net asset value, end of year	$20.04	$21.91		$17.77	$23.00	$15.32	$16.76
Total Return
Total return based on net asset value(d)	(8.53)%	28.09%		(14.86)%	53.13%	5.05%	0.26%
Ratios/Supplemental Data
Net assets, end of each year (000's omitted)	$119,321	$344,702		$167,268	$196,468	$128,303	$485,066
Ratio of net expenses to average net assets	0.74%*	0.76%		0.77%	0.78%	0.80%*	0.75%
Ratio of net investment income to average net assets	0.85%*	3.45	%(e)	1.33%	0.84%	1.09%*	1.00%
Portfolio turnover rate(e)	12%	15%		22%	33%	24%	26%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from December 31, 2014 to March 31, 2016. All shares of this class were redeemed on December 31, 2014 at $16.76. New shares were issued at $14.72 on April 01, 2016.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Period January 10, 2020(b) through June 30, 2020 (unaudited)	For the Period January 1, 2016(b) through October 10, 2016		For the Period November 2, 2015(a) through December 31, 2015
Net asset value, beginning of year	$22.69	$15.12		$15.40
From Investment Operations
Net investment income(c)	0.09	0.11		0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(2.47)	1.69		(0.28)
Net increase (decrease) in net asset value from investment operations	(2.38)	1.80		(0.26)
Dividends and Distributions to Shareholders
From net investment income	—	—		(0.06)
From net realized gain on investments	—	—		(0.00	)(d)
Total Dividends and Distributions	—	—		(0.06)
Proceeds from Purchase Fees and Redemption Fees(c)	—	0.01		0.04
Net asset value, end of year	$20.31	$16.93		$15.12
Total Return
Total return based on net asset value(e)	(10.45)%	12.04%		(1.40)%
Ratios/Supplemental Data
Net assets, end of each year (000's omitted)	$196,022	$110,086		$98,273
Ratio of net expenses to average net assets	0.71%*	0.73	%*	0.76	%*
Ratio of net investment income to average net assets	1.06%*	1.29	%*	0.88	%*
Portfolio turnover rate(f)	12%	24%		46%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Recommencement of investment operations. Class had no shareholders from October 10, 2016 to January 09, 2020. All shares of this class were redeemed on October 10, 2016 at $16.93. New shares were issued at $22.69 on January 10, 2020.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of year	$22.50	$18.23		$23.55	$15.67	$15.33	$16.93
From Investment Operations
Net investment income(a)	0.10	0.72		0.31	0.19	0.13	0.14
Net realized and unrealized gain (loss) on investmentsand foreign currency	(2.01)	4.42		(3.81)	8.15	0.35	(1.60)
Net increase (decrease) in net asset value from investment operations	(1.91)	5.14		(3.50)	8.34	0.48	(1.46)
Dividends and Distributions to Shareholders
From net investment income	—	(0.68)		(0.27)	(0.28)	(0.15)	(0.19)
From net realized gain on investments	—	(0.19)		(1.55)	(0.18)	—	(0.00	)(b)
Total Dividends and Distributions	—	(0.87)		(1.82)	(0.46)	(0.15)	(0.19)
Proceeds from Purchase Fees and Redemption Fees(a)	—	—		—	0.00 (b)	0.01	0.05
Net asset value, end of year	$20.59	$22.50		$18.23	$23.55	$15.67	$15.33
Total Return
Total return based on net asset value(c)	(8.49)%	28.19%		(14.80)%	53.25%	3.24%	(8.24)%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$1,451,122	$1,331,946		$1,063,434	$1,232,137	$1,075,176	$935,177
Ratio of net expenses to average net assets	0.66%*	0.68%		0.69%	0.70%	0.71%	0.71%
Ratio of net investment income to average net assets	1.05%*	3.47	%(d)	1.41%	0.91%	0.83%	0.89%
Portfolio turnover rate(e)	12%	15%		22%	33%	24%	46%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.64	$17.57		$22.79	$18.22
From Investment Operations
Net investment income(b)	0.09	0.71		0.34	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	(1.94)	4.21		(3.75)	5.00
Net increase (decrease) in net asset value from investment operations	(1.85)	4.92		(3.41)	5.02
Dividends and Distributions to Shareholders
From net investment income	—	(0.66)		(0.26)	(0.27)
From net realized gain on investments	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—	(0.85)		(1.81)	(0.45)
Net asset value, end of period	$19.79	$21.64		$17.57	$22.79
Total Return
Total return based on net asset value(c)	(8.55)%	28.00%		(14.91)%	27.57%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,514,744	$1,328,535		$499,172	$73,349
Ratio of net expenses to average net assets	0.81%*	0.83%		0.84%	0.85%*
Ratio of net investment income to average net assets	0.92%*	3.55	%(d)	1.65%	0.18%*
Portfolio turnover rate(e)	12%	15%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Emerging Markets Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$21.64	$17.56		$22.80	$18.22
From Investment Operations
Net investment income(b)	0.08	0.79		0.11	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.94)	4.12		(3.54)	4.86
Net increase (decrease) in net asset value from investment operations	(1.86)	4.91		(3.43)	5.02
Dividends and Distributions to Shareholders
From net investment income	—	(0.64)		(0.26)	(0.26)
From net realized gain on investments	—	(0.19)		(1.55)	(0.18)
Total Dividends and Distributions	—	(0.83)		(1.81)	(0.44)
Net asset value, end of period	$19.78	$21.64		$17.56	$22.80
Total Return
Total return based on net asset value(c)	(8.60)%	27.94%		(14.98)%	27.61%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$767,349	$663,593		$255,795	$6
Ratio of net expenses to average net assets	0.90%*	0.92%		0.95%	0.85%*
Ratio of net investment income to average net assets	0.84%*	3.81	%(d)	0.68%	1.13%*
Portfolio turnover rate(e)	12%	15%		22%	33%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Value	% of Total Net Assets
Advertising	$9,478,767	0.8%
Airlines	7,588,235	0.7
Apparel	11,280,025	1.0
Auto Manufacturers	24,881,973	2.2
Banks	10,987,974	1.0
Beverages	18,708,494	1.7
Biotechnology	42,389,820	3.8
Building Materials	25,532,704	2.3
Chemicals	6,556,442	0.6
Commercial Services	61,111,979	5.5
Cosmetics/Personal Care	5,057,567	0.5
Distribution/Wholesale	8,892,395	0.8
Diversified Financial Services	77,477,741	7.0
Electronics	5,157,456	0.5
Environmental Control	5,196,287	0.5
Food	5,392,211	0.5
Healthcare — Products	77,583,035	7.0
Healthcare — Services	43,762,558	4.0
Home Furnishings	4,448,384	0.4
Insurance	101,809,703	9.2
Internet	288,422,527	25.9
Lodging	2,580,989	0.2
Machinery — Construction & Mining	6,391,066	0.6
Machinery — Diversified	26,625,479	2.3
Media	6,630,826	0.6
Mining	8,381,194	0.7
Miscellaneous Manufacturing	11,226,535	1.0
Oil & Gas	19,779,936	1.8
Oil & Gas Services	1,574,768	0.1
Real Estate	8,879,785	0.8
Retail	6,645,017	0.6
Semiconductors	38,029,952	3.4
Software	86,335,548	7.8
Telecommunications	20,024,828	1.8
Transportation	7,889,870	0.7
Total Value of Investments	1,092,712,070	98.3
Other assets less liabilities	19,281,355	1.7
Net Assets	$1,111,993,425	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 1.0%
BHP Group PLC	409,578	$8,381,194
Orica Ltd.	318,624	3,684,754
		12,065,948
BRAZIL — 0.7%
B3 SA — Brasil Bolsa Balcao	748,500	7,665,171
CANADA — 3.3%
Fairfax Financial Holdings Ltd.	17,992	5,558,621
Ritchie Bros. Auctioneers, Inc.	131,272	5,362,461
Shopify, Inc., Class A *	26,481	25,135,765
		36,056,847
CHINA — 8.5%
58.com, Inc. ADR *	26,737	1,442,194
Alibaba Group Holding Ltd. ADR *	118,400	25,538,880
Autohome, Inc. ADR	60,906	4,598,403
Brilliance China Automotive Holdings Ltd.	6,366,000	5,761,777
Meituan Dianping, Class B *	703,300	15,716,207
Ping An Healthcare and Technology Co., Ltd. *	479,600	7,353,004
Ping An Insurance Group Co. of China Ltd., Class H	1,659,000	16,538,557
Prosus NV *	143,343	13,324,869
Trip.com Group Ltd. ADR *	156,414	4,054,251
		94,328,142
DENMARK — 0.6%
Genmab A/S *	21,498	7,248,978
FRANCE — 2.4%
Adevinta ASA *	250,481	2,535,227
Pernod Ricard SA	118,810	18,708,494
Ubisoft Entertainment SA *	69,550	5,759,442
		27,003,163

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
GERMANY — 3.7%
adidas AG *	42,784	$11,280,025
Deutsche Boerse AG	52,714	9,539,964
SAP SE	140,244	19,604,546
		40,424,535
HONG KONG — 1.8%
AIA Group Ltd.	2,194,000	20,530,585
INDIA — 2.4%
Housing Development Finance Corp., Ltd.	445,641	10,362,099
ICICI Bank Ltd. ADR	495,044	4,598,959
Reliance Industries Ltd. GDR	258,564	11,951,294
		26,912,352
IRELAND — 2.0%
CRH PLC	407,407	13,981,103
Ryanair Holdings PLC ADR *	114,384	7,588,235
		21,569,338
JAPAN — 9.0%
Advantest Corp.	208,700	11,910,610
CyberAgent, Inc.	172,400	8,474,092
Hoshizaki Corp.	51,900	4,448,384
MS&AD Insurance Group Holdings, Inc.	394,200	10,855,758
Olympus Corp.	1,096,500	21,110,362
SMC Corp.	22,800	11,717,400
SoftBank Group Corp.	397,100	20,024,828
Sysmex Corp.	142,800	10,961,569
		99,503,003
MACAU — 0.2%
Sands China Ltd.	655,200	2,580,989
NETHERLANDS — 0.5%
Just Eat Takeaway *	51,588	5,392,211
The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
NORWAY — 0.6%
Schibsted ASA, Class A *	224,374	$5,875,958
Schibsted ASA, Class B *	31,958	754,868
		6,630,826
RUSSIA — 0.9%
Mail.Ru Group Ltd. GDR Reg S *	127,433	2,874,442
Sberbank of Russia PJSC ADR *	562,030	6,389,015
		9,263,457
SOUTH AFRICA — 3.6%
Naspers Ltd., N Shares	219,646	40,366,626
SWEDEN — 1.5%
Atlas Copco AB, B Shares	283,006	10,515,949
Epiroc AB, B Shares	520,397	6,391,066
		16,907,015
SWITZERLAND — 0.6%
Compagnie Financiere Richemont SA	103,023	6,645,017
TAIWAN — 2.6%
Sea Ltd. ADR *	133,731	14,341,312
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	259,306	14,720,802
		29,062,114
UNITED KINGDOM — 2.5%
Hays PLC	1,947,643	2,884,046
Prudential PLC	1,610,977	24,274,228
		27,158,274
UNITED STATES — 49.9%
ABIOMED, Inc. *	26,909	6,500,138
Albemarle Corp.	84,917	6,556,442
Alnylam Pharmaceuticals, Inc. *	93,552	13,855,987
Alphabet, Inc., Class C *	22,115	31,261,985
Amazon.com, Inc. *	17,509	48,304,179
Anthem, Inc.	85,216	22,410,104
Arthur J Gallagher & Co.	165,067	16,092,382
Axon Enterprise, Inc. *	76,855	7,541,781

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Booking Holdings, Inc. *	3,345	$5,326,377
Broadridge Financial Solutions, Inc.	82,602	10,423,546
CBRE Group, Inc., Class A *	112,928	5,106,604
Chegg, Inc. *	105,283	7,081,334
EOG Resources, Inc.	154,533	7,828,642
Estee Lauder Cos., Inc. (The), Class A	26,805	5,057,567
Facebook, Inc., Class A *	85,992	19,526,204
Grubhub, Inc. *	85,115	5,983,585
Howard Hughes Corp. (The) *	72,631	3,773,181
Illumina, Inc. *	28,771	10,655,340
Interactive Brokers Group, Inc., Class A	79,044	3,301,668
Jefferies Financial Group, Inc.	237,117	3,687,169
Kirby Corp. *	147,309	7,889,870
LendingTree, Inc. *	15,185	4,396,513
Lyft, Inc., Class A *	156,302	5,159,529
Markel Corp. *	8,622	7,959,572
Martin Marietta Materials, Inc.	55,921	11,551,601
Mastercard, Inc., Class A	88,187	26,076,896
Microsoft Corp.	137,158	27,913,025
Moody's Corp.	116,252	31,937,912
Netflix, Inc. *	18,607	8,466,929
Novocure Ltd. *	73,693	4,369,995
NOW, Inc. *	182,476	1,574,768
ResMed, Inc.	93,847	18,018,624
S&P Global, Inc.	15,623	5,147,466
Seattle Genetics, Inc. *	62,556	10,629,515
Service Corp. International	223,676	8,698,760
SiteOne Landscape Supply, Inc. *	78,024	8,892,395
Spotify Technology SA *	25,095	6,479,278
Stericycle, Inc. *	92,824	5,196,287
TD Ameritrade Holding Corp.	143,883	5,234,464
Teladoc Health, Inc. *	73,357	13,999,450
Teradyne, Inc.	134,878	11,398,540
Tesla, Inc. *	17,707	19,120,196
Thermo Fisher Scientific, Inc.	45,875	16,622,347
Trade Desk, Inc. (The), Class A *	23,318	9,478,767
Twilio, Inc., Class A *	24,698	5,419,235
Visa, Inc., Class A	64,442	12,448,261

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

	Shares	Value
Waters Corp. *	28,589	$5,157,456
Westinghouse Air Brake Technologies Corp.	76,292	4,392,130
Zillow Group, Inc., Class C *	199,505	11,493,483
		555,397,479
TOTAL INVESTMENTS — 98.3%
(cost $717,903,762)		$1,092,712,070
Other assets less liabilities — 1.7%		19,281,355
NET ASSETS — 100.0%		$1,111,993,425

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2020, the net value of these securities was $2,874,442 representing 0.3% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$689,327,402	$403,384,668	$—	$1,092,712,070
Total	$689,327,402	$403,384,668	$—	$1,092,712,070

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

ASSETS
Investments, at value (cost $717,903,762)	$1,092,712,070
Cash	18,502,310
Receivable for investments sold	1,350,350
Tax reclaims receivable	474,080
Dividends receivable	310,060
Receivable for Indian capital gains tax refunds (Note A)	76,898
Capital shares sold receivable	69,676
Prepaid assets	9,456
Total Assets	1,113,504,900
LIABILITIES
Advisory fee payable	939,402
Servicing fee payable	228,185
Administration & Supervisory fee payable	46,575
Capital shares purchased payable	25,975
Trustee fee payable	8,568
Commitment fee payable	1,847
Accrued expenses	260,923
Total Liabilities	1,511,475
NET ASSETS	$1,111,993,425
COMPOSITION OF NET ASSETS
Paid-in capital	$732,179,765
Total distributable earnings	379,813,660
$1,111,993,425
NET ASSET VALUE, PER SHARE
Class 2 ( $194,179,660 / 11,356,157 shares outstanding), unlimited authorized, no par value	$17.10
Class 3 ( $590,760,286 / 33,647,562 shares outstanding), unlimited authorized, no par value	$17.56
Class 4 ( $150,043,636 / 8,325,869 shares outstanding), unlimited authorized, no par value	$18.02
Class K ( $161,326,758 / 9,457,399 shares outstanding), unlimited authorized, no par value	$17.06
Institutional Class ( $15,683,085 / 918,137 shares outstanding), unlimited authorized, no par value	$17.08

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford Global Alpha Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $327,970)	$5,095,938
Interest	8,535
Total Investment Income	5,104,473
EXPENSES
Advisory fee (Note B)	1,854,078
Shareholder Servicing fees — Class 2 shares (Note B)	145,133
Shareholder Servicing fees — Class 3 shares (Note B)	267,706
Shareholder Servicing fees — Class 4 shares (Note B)	43,590
Administration & Supervisory fee — Class K shares (Note B)	74,477
Administration & Supervisory fee — Institutional Class shares (Note B)	7,412
Fund accounting	167,890
Legal	78,498
Custody	48,026
Transfer agency	40,967
Sub-transfer agency — Institutional Class shares	1,413
Professional fees	24,834
Registration fees	22,948
Trustees' fees	16,702
Commitment fees	2,455
Miscellaneous	19,133
Total Expenses	2,815,262
Net Investment Income	2,289,211
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax benefit of $12,134)	4,477,702
Foreign currency transactions	(106,602)
4,371,100
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax benefit of $333,788) (Note A)	39,736,465
Translation of net assets and liabilities denominated in foreign currencies	(3,896)
39,732,569
Net realized and unrealized gain	44,103,669
NET INCREASE IN NET ASSETS FROM OPERATIONS	$46,392,880

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford Global Alpha Equities Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,289,211	$22,201,828
Net realized gain	4,371,100	29,442,328
Net change in unrealized appreciation	39,732,569	188,564,183
Net increase in net assets from operations	46,392,880	240,208,339
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(9,449,544)
Class 3	—	(30,477,830)
Class 4	—	(7,732,134)
Class K	—	(4,458,584)
Institutional Class	—	(386)
Total Distributions to Shareholders	—	(52,118,478)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	16,403,000	5,506,000
Class 3	—	8,000,000
Class 4	20,000,000	—
Class K	77,193,652	34,752,614
Institutional Class	14,809,627	—
Dividends reinvested:
Class 2	—	9,449,544
Class 3	—	30,477,830
Class 4	—	7,732,135
Class K	—	4,458,584
Institutional Class	—	386
Cost of shares redeemed:
Class 2	(4,200,000)	(4,000,000)
Class 3	—	(33,788,000)
Class 4	(25,000,000)	—
Class K	(4,121,138)	(11,265,988)
Institutional Class	(50,468)	—
Increase in Net Assets from Transactions in Shares of Beneficial Interest	95,034,673	51,323,105
Total Increase in Net Assets	141,427,553	239,412,966
NET ASSETS
Beginning of period	970,565,872	731,152,906
End of period	$1,111,993,425	$970,565,872

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$16.46		$13.13		$18.85	$14.52	$13.96	$14.00
From Investment Operations
Net investment income(a)	0.04		0.39		0.11	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		3.89		(1.93)	4.91	0.59	0.11 (b)
Net increase (decrease) in net asset value from investment operations	0.64		4.28		(1.82)	5.01	0.69	0.23
Dividends and Distributions to Shareholders
From net investment income	—		(0.57)		(0.13)	(0.11)	(0.08)	(0.11)
From net realized gain on investments	—		(0.38)		(3.77)	(0.57)	(0.05)	(0.17)
Total Dividends and Distributions	—		(0.95)		(3.90)	(0.68)	(0.13)	(0.28)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (c)	0.00 (c)	0.01
Net asset value, end of period	$17.10		$16.46		$13.13	$18.85	$14.52	$13.96
Total Return
Total return based on net asset value(d)	3.86%		32.56%		(9.44)%	34.56%	4.95%	1.75%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$194,180		$173,625		$129,690	$154,523	$225,095	$210,890
Ratio of net expenses to average net assets	0.66	%*	0.67%		0.68%	0.67%	0.67%	0.66%
Ratio of net investment income to average net assets	0.45	%*	2.52	%(e)	0.59%	0.59%	0.69%	0.83%
Portfolio turnover rate(f)	13%		17%		18%	27%	20%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$16.90		$13.46		$19.22	$14.79	$14.23	$14.26
From Investment Operations
Net investment income(a)	0.04		0.41		0.13	0.10	0.10	0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		3.99		(1.97)	5.04	0.61	0.12 (b)
Net increase (decrease) in net asset value from investment operations	0.66		4.40		(1.84)	5.14	0.71	0.25
Dividends and Distributions to Shareholders
From net investment income	—		(0.58)		(0.15)	(0.14)	(0.10)	(0.12)
From net realized gain on investments	—		(0.38)		(3.77)	(0.57)	(0.05)	(0.17)
Total Dividends and Distributions	—		(0.96)		(3.92)	(0.71)	(0.15)	(0.29)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (c)	0.00 (c)	0.01
Net asset value, end of period	$17.56		$16.90		$13.46	$19.22	$14.79	$14.23
Total Return
Total return based on net asset value(d)	3.89%		32.65%		(9.37)%	34.65%	5.02%	1.84%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$590,760		$568,608		$449,177	$564,714	$593,513	$500,983
Ratio of net expenses to average net assets	0.59	%*	0.60%		0.61%	0.60%	0.60%	0.59%
Ratio of net investment income to average net assets	0.51	%*	2.61	%(e)	0.67%	0.60%	0.75%	0.85%
Portfolio turnover rate(f)	13%		17%		18%	27%	20%	16%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017
Net asset value, beginning of period	$17.34		$13.79		$19.58	$17.99
From Investment Operations
Net investment income(b)	0.04		0.42		0.11	0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		4.10		(1.98)	2.31
Net increase (decrease) in net asset value from investment operations	0.68		4.52		(1.87)	2.32
Dividends and Distributions to Shareholders
From net investment income	—		(0.59)		(0.15)	(0.16)
From net realized gain on investments	—		(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—		(0.97)		(3.92)	(0.73)
Net asset value, end of period	$18.02		$17.34		$13.79	$19.58
Total Return
Total return based on net asset value(c)	3.91%		32.69%		(9.35)%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$150,044		$147,092		$110,854	$367,908
Ratio of net expenses to average net assets	0.56	%*	0.57%		0.58%	0.58%*
Ratio of net investment income to average net assets	0.53	%*	2.62	%(d)	0.57%	0.15%*
Portfolio turnover rate(e)	13%		17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Alpha Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.42		$13.11		$18.82	$16.56
From Investment Operations
Net investment income(b)	0.03		0.35		0.11	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.61		3.92		(1.92)	2.96
Net increase (decrease) in net asset value from investment operations	0.64		4.27		(1.81)	2.98
Dividends and Distributions to Shareholders
From net investment income	—		(0.58)		(0.13)	(0.15)
From net realized gain on investments	—		(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—		(0.96)		(3.90)	(0.72)
Net asset value, end of period	$17.06		$16.42		$13.11	$18.82
Total Return
Total return based on net asset value(c)	3.90%		32.48%		(9.38)%	17.97%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$161,327		$81,234		$41,427	$56,163
Ratio of net expenses to average net assets	0.66	%*	0.67%		0.68%	0.68%*
Ratio of net investment income to average net assets	0.41	%*	2.22	%(d)	0.56%	0.17%*
Portfolio turnover rate(e)	13%		17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Alpha Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$16.45		$13.12		$18.84	$16.56
From Investment Operations
Net investment income(b)	0.03		0.39		0.12	0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.60		3.89		(1.94)	2.95
Net increase (decrease) in net asset value from investment operations	0.63		4.28		(1.82)	2.99
Dividends and Distributions to Shareholders
From net investment income	—		(0.57)		(0.13)	(0.14)
From net realized gain on investments	—		(0.38)		(3.77)	(0.57)
Total Dividends and Distributions	—		(0.95)		(3.90)	(0.71)
Net asset value, end of period	$17.08		$16.45		$13.12	$18.84
Total Return
Total return based on net asset value(c)	3.83%		32.56%		(9.42)%	18.03%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$15,683		$7		$5	$6
Ratio of net expenses to average net assets	0.69	%*	0.67%		0.68%	0.67%*
Ratio of net investment income to average net assets	0.42	%*	2.56	%(d)	0.62%	0.35%*
Portfolio turnover rate(e)	13%		17%		18%	27%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level and excludes the value of portfolio securities received in-kind in connection with Fund capital shares sold.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Value	% of Total Net Assets
Advertising	$62,195	1.4%
Apparel	58,794	1.3
Auto Manufacturers	204,084	4.6
Auto Parts & Equipment	23,530	0.5
Banks	118,882	2.6
Biotechnology	148,119	3.3
Building Materials	43,251	1.0
Chemicals	92,589	2.1
Commercial Services	342,166	7.7
Distribution/Wholesale	96,777	2.2
Diversified Financial Services	287,900	6.5
Electronics	25,617	0.6
Food	27,668	0.6
Hand/Machine Tools	55,561	1.3
Healthcare — Products	206,385	4.6
Home Furnishings	39,433	0.9
Insurance	173,798	3.9
Internet	1,267,291	28.2
Machinery — Diversified	176,592	4.0
Metal Fabricate/Hardware	32,641	0.7
Pharmaceuticals	82,174	1.8
Real Estate	75,648	1.7
Retail	55,269	1.2
Semiconductors	154,580	3.5
Software	289,003	6.4
Telecommunications	212,581	4.7
Toys/Games/Hobbies	28,788	0.6
Total Value of Investments	4,381,316	97.9
Other assets less liabilities	93,453	2.1
Net Assets	$4,474,769	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
COMMON STOCKS — 97.9%
CANADA — 5.6%
Shopify, Inc., Class A *	266	$252,487
CHINA — 7.8%
Alibaba Group Holding Ltd. *	1,616	43,606
Alibaba Group Holding Ltd. ADR *	202	43,572
Baidu, Inc. ADR *	125	14,986
JD.com, Inc. ADR *	1,401	84,312
Meituan Dianping, Class B *	2,700	60,335
Tencent Holdings Ltd.	1,600	102,525
		349,336
DENMARK — 0.7%
Novozymes A/S, B Shares	517	29,974
FRANCE — 1.5%
Sartorius Stedim Biotech	267	67,694
GERMANY — 2.2%
adidas AG *	223	58,794
Zalando SE *	566	40,152
		98,946
HONG KONG — 2.3%
AIA Group Ltd.	6,800	63,632
Hong Kong Exchanges & Clearing Ltd.	900	38,333
		101,965
IRELAND — 0.8%
COSMO Pharmaceuticals NV *	400	36,630
JAPAN — 10.2%
CyberAgent, Inc.	400	19,661
Denso Corp.	600	23,530
DMG Mori Seiki Co., Ltd.	1,700	20,772
FANUC Corp.	200	35,854
FANUC Corp. ADR	1,840	32,789
Gree, Inc.	6,400	27,510

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
Kubota Corp.	2,500	$37,397
MISUMI Group, Inc.	1,300	32,641
Nintendo Co., Ltd. ADR	515	28,788
SoftBank Group Corp.	3,300	166,411
Sumitomo Mitsui Trust Holdings, Inc.	1,300	36,634
		461,987
NETHERLANDS — 1.4%
IMCD NV *	664	62,615
SOUTH KOREA — 1.0%
Samsung SDI Co., Ltd.	151	46,170
SWEDEN — 2.6%
Atlas Copco AB, B Shares	1,085	40,317
Beijer Ref AB	997	30,235
Nibe Industrier AB, B Shares *	1,950	43,251
		113,803
SWITZERLAND — 0.8%
Schindler Holding AG, Participating Certificates	147	34,789
TAIWAN — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,000	85,436
UNITED KINGDOM — 4.2%
Hargreaves Lansdown PLC	1,800	36,299
Just Group PLC *	36,025	23,494
Ocado Group PLC *	1,101	27,668
Prudential PLC	3,669	55,284
St James's Place PLC	3,811	44,811
		187,556
UNITED STATES — 54.9%
ABIOMED, Inc. *	240	57,974
Alphabet, Inc., Class A *	64	90,755
Amazon.com, Inc. *	83	228,982
Chegg, Inc. *	2,138	143,802
Denali Therapeutics, Inc. *	1,217	29,427
Exact Sciences Corp. *	296	25,734

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

	Shares	Value
Fastenal Co.	1,193	$51,108
First Republic Bank	776	82,248
Glaukos Corp. *	387	14,869
Illumina, Inc. *	251	92,958
Interactive Brokers Group, Inc., Class A	1,004	41,937
iRobot Corp. *	470	39,433
LendingTree, Inc. *	246	71,224
Lyft, Inc., Class A *	509	16,802
Markel Corp. *	34	31,388
MarketAxess Holdings, Inc.	396	198,364
Mastercard, Inc., Class A	187	55,296
Netflix, Inc. *	292	132,872
NVIDIA Corp.	182	69,144
Pacira BioSciences, Inc. *	868	45,544
Redfin Corp. *	1,805	75,648
Slack Technologies, Inc., Class A *	1,253	38,956
Spotify Technology SA *	312	80,555
STAAR Surgical Co. *	1,070	65,848
Tesla, Inc. *	189	204,084
TJX Cos, Inc. (The)	299	15,117
Trade Desk, Inc. (The), Class A *	153	62,195
Twilio, Inc., Class A *	138	30,280
Waters Corp.*	142	25,617
Watsco, Inc.	257	45,669
Wayfair, Inc., Class A *	485	95,841
Workday, Inc., Class A *	490	91,806
Yext, Inc. *	1,102	18,304
Zoom Video Communications, Inc., Class A *	324	82,147
		2,451,928
TOTAL INVESTMENTS — 97.9%
(cost $3,012,443)		$4,381,316
Other assets less liabilities — 2.1%		93,453
NET ASSETS — 100.0%		$4,474,769

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$2,908,862	$1,472,454	$—	$4,381,316
Total	$2,908,862	$1,472,454	$—	$4,381,316

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

ASSETS
Investments, at value (cost $3,012,443)	$4,381,316
Cash	100,207
Receivable for investments sold	44,715
Due from Investment Advisor	35,043
Dividends receivable	1,977
Tax reclaims receivable	882
Prepaid assets	17,384
Total Assets	4,581,524
LIABILITIES
Advisory fee payable	3,145
Payable for investment purchased	41,876
Administration & Supervisory fee payable	1,620
Trustee fee payable	31
Commitment fee payable	14
Accrued expenses	60,069
Total Liabilities	106,755
NET ASSETS	$4,474,769
COMPOSITION OF NET ASSETS
Paid-in capital	$3,073,049
Total distributable earnings	1,401,720
$4,474,769
NET ASSET VALUE, PER SHARE
Class K ( $2,237,384 / 153,535 shares outstanding), unlimited authorized, no par value	$14.57
Institutional Class ( $2,237,385 / 153,535 shares outstanding), unlimited authorized, no par value	$14.57

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford Global Stewardship Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $915)	$12,407
Interest	27
Total Investment Income	12,434
EXPENSES
Advisory fee (Note B)	6,029
Administration & Supervisory fee — Class K shares (Note B)	1,553
Administration & Supervisory fee — Institutional Class shares (Note B)	1,553
Transfer agency	15,728
Fund accounting	47,198
Registration fees	20,329
Professional fees	13,301
Custody	1,312
Legal	350
Trustees' fees	64
Commitment fees	39
Miscellaneous	3,557
Total Expenses	111,013
Fees waived	(99,137)
Net Expenses	11,876
Net Investment Income	558
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	34,676
Foreign currency transactions	174
34,850
Net change in unrealized appreciation (depreciation) on:
Investments	872,353
Translation of net assets and liabilities denominated in foreign currencies	(28)
872,325
Net realized and unrealized gain	907,175
NET INCREASE IN NET ASSETS FROM OPERATIONS	$907,733

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford Global Stewardship Equities Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$558	$7,931
Net realized gain	34,850	61,120
Net change in unrealized appreciation	872,325	741,025
Net increase in net assets from operations	907,733	810,076
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(21,386)
Institutional Class	—	(21,386)
Total Distributions to Shareholders	—	(42,772)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	21,386
Institutional Class	—	21,386
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	42,772
Total Increase in Net Assets	907,733	810,076
NET ASSETS
Beginning of period	3,567,036	2,756,960
End of period	$4,474,769	$3,567,036

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Stewardship Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$11.62		$9.09	$10.15	$10.00
From Investment Operations
Net investment income(b)	0.00	(c)ˇ	0.03	0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.95		2.64	(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	2.95		2.67	(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.02)	—
From net realized gain on investments	—		(0.11)	(0.08)	—
Total Dividends and Distributions	—		(0.14)	(0.10)	—
Net asset value, end of period	$14.57		$11.62	$9.09	$10.15
Total Return
Total return based on net asset value(d)	25.39%		29.37%	(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,237		$1,784	$1,378	$1,523
Ratio of net expenses to average net assets, before waiver	6.08	%*	6.60%	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.65	%*
Ratio of net investment income (loss) to average net assets	0.03	%*	0.24%	0.25%	(0.31	)%*
Portfolio turnover rate(e)	8%		21%	14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Global Stewardship Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$11.62		$9.09	$10.15	$10.00
From Investment Operations
Net investment income(b)	0.00	(c)	0.03	0.03	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	2.95		2.64	(0.99)	0.15
Net increase (decrease) in net asset value from investment operations	2.95		2.67	(0.96)	0.15
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	(0.02)	—
From net realized gain on investments	—		(0.11)	(0.08)	—
Total Dividends and Distributions	—		(0.14)	(0.10)	—
Net asset value, end of period	$14.57		$11.62	$9.09	$10.15
Total Return
Total return based on net asset value(d)	25.39%		29.37%	(9.43)%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$2,238		$1,784	$1,379	$1,523
Ratio of net expenses to average net assets, before waiver	6.08	%*	6.60%	5.53%	18.55	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%	0.80	%*
Ratio of net investment income (loss) to average net assets	0.03	%*	0.24%	0.25%	(0.31	)%*
Portfolio turnover rate(e)	8%		21%	14%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

	Value	% of Total Net Assets
Airlines	$64,488,166	2.1%
Apparel	50,136,630	1.7
Auto Parts & Equipment	30,028,496	1.0
Banks	70,495,356	2.3
Beverages	32,160,220	1.1
Biotechnology	44,195,178	1.5
Building Materials	79,767,063	2.6
Chemicals	125,437,831	4.2
Commercial Services	163,652,795	5.3
Distribution/Wholesale	25,289,669	0.8
Diversified Financial Services	303,425,402	10.1
Electrical Components & Equipment	27,316,866	0.9
Electronics	51,840,283	1.7
Food	165,086,868	5.5
Healthcare — Products	27,162,301	0.9
Healthcare — Services	43,421,972	1.4
Home Furnishings	38,237,354	1.2
Insurance	152,854,406	5.1
Internet	594,525,589	19.7
Leisure Time	46,091,622	1.5
Machinery — Construction & Mining	34,629,055	1.1
Machinery — Diversified	194,459,505	6.4
Mining	70,452,223	2.4
Pharmaceuticals	35,255,515	1.1
Retail	56,121,695	1.9
Semiconductors	202,074,543	6.7
Software	131,045,044	4.3
Toys/Games/Hobbies	31,563,061	1.0
Transportation	71,032,196	2.3
Total Value of Investments	2,962,246,904	97.8
Other assets less liabilities	66,208,324	2.2
Net Assets	$3,028,455,228	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
COMMON STOCKS — 97.2%
ARGENTINA — 4.7%
MercadoLibre, Inc. *	142,893	$140,859,633
AUSTRALIA — 4.0%
Cochlear Ltd.	206,890	27,162,301
CSL Ltd.	222,211	44,195,178
Rio Tinto PLC	895,908	50,418,448
		121,775,927
BELGIUM — 0.9%
Umicore SA	561,033	26,482,930
CANADA — 1.7%
Constellation Software, Inc.	27,659	31,230,263
Ritchie Bros. Auctioneers, Inc.	502,998	20,547,468
		51,777,731
CHINA — 10.1%
Alibaba Group Holding Ltd. *	1,790,104	48,303,812
Alibaba Group Holding Ltd. ADR *	159,398	34,382,149
Meituan Dianping, Class B *	1,511,600	33,778,783
Ping An Healthcare and Technology Co., Ltd. *	2,832,200	43,421,972
Ping An Insurance Group Co. of China Ltd., Class H	3,258,500	32,483,960
Prosus NV *	188,783	17,548,878
Tencent Holdings Ltd.	993,900	63,687,038
Tencent Music Entertainment Group ADR *	2,322,309	31,258,279
		304,864,871
DENMARK — 3.6%
Chr. Hansen Holding A/S	266,091	27,446,080
DSV Panalpina A/S	326,958	40,161,876
Novozymes A/S, B Shares	722,577	41,892,058
		109,500,014
FINLAND — 1.7%
Kone Oyj, B Shares	754,072	52,007,663

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
FRANCE — 3.2%
Danone SA *	439,520	$30,508,339
Edenred	923,228	40,490,888
Legrand SA	359,517	27,316,866
		98,316,093
GERMANY — 8.0%
Deutsche Boerse AG	449,760	81,395,722
Rational AG	2,257	1,264,790
SAP SE	517,137	72,289,980
Scout24 AG	1,126,266	87,136,250
		242,086,742
HONG KONG — 4.0%
AIA Group Ltd.	7,132,600	66,744,054
Hong Kong Exchanges & Clearing Ltd.	1,264,100	53,840,208
		120,584,262
INDIA — 1.7%
Housing Development Finance Corp., Ltd.	2,254,995	52,433,419
IRELAND — 4.2%
CRH PLC	1,015,537	34,850,475
Kingspan Group PLC	695,777	44,916,588
Ryanair Holdings PLC ADR *	719,759	47,748,812
		127,515,875
JAPAN — 12.3%
Denso Corp.	765,700	30,028,496
FANUC Corp.	190,800	34,204,715
Japan Exchange Group, Inc.	2,573,700	59,606,733
Nidec Corp.	769,500	51,840,283
Nintendo Co., Ltd.	70,600	31,563,061
Shimano, Inc.	239,700	46,091,622
SMC Corp.	109,600	56,325,746
Sony Corp.	535,600	36,972,564
Toyota Tsusho Corp.	991,700	25,289,669
		371,922,889

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
NETHERLANDS — 5.7%
Adyen NV *	11,329	$16,489,214
ASML Holding NV	104,067	38,068,896
Heineken Holding NV	392,933	32,160,220
IMCD NV *	314,073	29,616,763
Just Eat Takeaway *	426,199	44,548,249
Just Eat Takeaway *	101,626	10,597,074
		171,480,416
PANAMA — 0.6%
Copa Holdings SA, Class A	331,079	16,739,354
PERU — 0.6%
Credicorp Ltd.	140,128	18,730,910
RUSSIA — 1.2%
Magnit PJSC GDR Reg S	1,309,809	17,032,890
MMC Norilsk Nickel PJSC ADR	766,445	20,033,775
		37,066,665
SINGAPORE — 0.7%
United Overseas Bank Ltd.	1,458,872	21,316,845
SOUTH AFRICA — 1.9%
Discovery Ltd.	3,902,497	23,574,695
Naspers Ltd., N Shares	190,498	35,009,795
		58,584,490
SOUTH KOREA — 3.3%
NAVER Corp.	171,097	38,493,964
Samsung Electronics Co., Ltd.	1,389,841	61,524,970
		100,018,934
SPAIN — 3.6%
Amadeus IT Group SA	644,177	33,820,521
Bankinter SA	3,843,909	18,424,251
Grifols SA	640,970	19,490,550
Grifols SA ADR	464,903	8,479,831
Industria de Diseno Textil SA	1,090,909	28,945,452
		109,160,605

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

	Shares	Value
SWEDEN — 2.9%
Atlas Copco AB, B Shares	1,397,312	$51,921,381
Epiroc AB, B Shares	2,819,695	34,629,055
		86,550,436
SWITZERLAND — 4.9%
Compagnie Financiere Richemont SA	421,335	27,176,243
Kuehne + Nagel International AG *	185,331	30,870,320
Nestle SA	562,821	62,400,316
Temenos AG	177,095	27,524,801
		147,971,680
TAIWAN — 3.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	9,596,000	102,480,677
UNITED KINGDOM — 6.2%
boohoo Group PLC *	5,112,036	26,178,256
Burberry Group PLC	1,212,466	23,958,374
Experian PLC	1,490,216	52,304,704
Hargreaves Lansdown PLC	1,920,265	38,724,148
Prudential PLC	1,994,403	30,051,697
St James's Place PLC	1,481,931	17,425,172
		188,642,351
UNITED STATES — 2.1%
Spotify Technology SA *	248,139	64,067,008
Total Common Stocks
(cost $2,045,637,497)		2,942,938,420
PREFERRED STOCKS — 0.6%
BRAZIL — 0.4%
Itau Unibanco Holding SA ADR 9.21%	2,563,614	12,023,350
SPAIN — 0.2%
Grifols SA, B Shares 2.04%	397,170	7,285,134
Total Preferred Stocks
(cost $28,350,402)		19,308,484

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

Value
TOTAL INVESTMENTS — 97.8%
(cost $2,073,987,899)	$2,962,246,904
Other assets less liabilities — 2.2%	66,208,324
NET ASSETS — 100.0%	$3,028,455,228

*  Non-income producing security.

ADR  —  American Depositary Receipt

GDR  —  Global Depositary Receipt

Reg S  —  Regulation S ("Reg S") under the Securities Act of 1933, as amended ("1933 Act") is a safe harbor that defines when an offering of securities will be deemed to come to rest abroad and therefore is not subject to the registration obligations imposed under Section 5 of the 1933 Act. The regulation includes two safe harbor provisions: an issuer safe harbor and a resale safe harbor. In each case, the regulation demands that offers and sales of the securities be made outside the United States and that no offering participant (which includes the issuer, the banks assisting with the offer and their respective affiliates) engage in "directed" selling efforts. In the case of issuers for whose securities there is substantial U.S. market interest, the regulation also requires that no offers and sales be made to U.S. persons (including U.S. persons physically located outside the United States). At June 30, 2020, the net value of these securities was $17,032,890 representing 0.6% of net assets.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$480,242,019	$2,462,696,401	$—	$2,942,938,420
Preferred Stocks **	12,023,350	7,285,134	—	19,308,484
Total	$492,265,369	$2,469,981,535	$—	$2,962,246,904

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

ASSETS
Investments, at value (cost $2,073,987,899)	$2,962,246,904
Cash	59,375,147
Foreign Cash, at value (cost $784,762)	785,127
Capital shares sold receivable	4,872,894
Receivable for investments sold	3,083,503
Dividends receivable	2,168,610
Tax reclaims receivable	1,446,498
Prepaid assets	3,397
Total Assets	3,033,982,080
LIABILITIES
Advisory fee payable	2,181,016
Payable for investment purchased	1,267,096
Servicing fee payable	436,953
Capital shares purchased payable	615,407
Administration & Supervisory fee	333,699
Trustee fee payable	23,165
Commitment fee payable	5,389
Accrued expenses	664,127
Total Liabilities	5,526,852
NET ASSETS	$3,028,455,228
COMPOSITION OF NET ASSETS
Paid-in capital	$2,129,810,484
Total distributable earnings	898,644,744
$3,028,455,228
NET ASSET VALUE, PER SHARE
Class 2 ( $311,486,511 / 23,075,824 shares outstanding), unlimited authorized, no par value	$13.50
Class 3 ( $980,341,271 / 71,582,497 shares outstanding), unlimited authorized, no par value	$13.70
Class 4 ( $577,324,188 / 41,436,719 shares outstanding), unlimited authorized, no par value	$13.93
Class 5 ( $117,701,978 / 8,293,932 shares outstanding), unlimited authorized, no par value	$14.19
Class K ( $647,702,978 / 48,136,807 shares outstanding), unlimited authorized, no par value	$13.46
Institutional Class ( $393,898,302 / 29,182,353 shares outstanding), unlimited authorized, no par value	$13.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford International Alpha Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $2,733,151)	$24,368,057
Interest	17,279
Total Investment Income	24,385,336
Expenses
Advisory fee (Note B)	4,283,550
Shareholder Servicing fees — Class 2 shares (Note B)	302,470
Shareholder Servicing fees — Class 3 shares (Note B)	390,429
Shareholder Servicing fees — Class 4 shares (Note B)	185,608
Shareholder Servicing fees — Class 5 shares (Note B)	10,056
Administration & Supervisory fee — Class K shares (Note B)	487,418
Administration & Supervisory fee — Institutional Class shares (Note B)	141,339
Transfer agency	59,927
Sub-transfer agency — Institutional Class shares	42,122
Fund accounting	437,747
Custody	214,310
Legal	212,454
Trustees' fees	45,484
Registration fees	39,733
Professional fees	34,829
Commitment fees	10,395
Insurance	9,261
Miscellaneous	36,074
Total Expenses	6,943,206
Net Investment Income	17,442,130
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax benefit of $3,289)	13,931,010
Forward foreign currency contracts	(293,039)
13,637,971
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax benefit of $1,369,366) (Note A)	8,256,474
Translation of net assets and liabilities denominated in foreign currencies	(6,084)
8,250,390
Net realized and unrealized gain	21,888,361
NET INCREASE IN NET ASSETS FROM OPERATIONS	$39,330,491

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,442,130		$47,079,488
Net realized gain	13,637,971		44,312,454
Net change in unrealized appreciation	8,250,390		513,538,512
Net increase in net assets from operations	39,330,491		604,930,454
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(24,482,634)
Class 3	—		(31,689,022)
Class 4	—		(27,316,172)
Class 5	—		(4,893,497)
Class K	—		(27,292,246)
Institutional Class	—		(6,083,997)
Total Distributions to Shareholders	—		(121,757,568)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	72,003,000		107,216,862 *
Class 3	287,090,504	*	202,113,924 *
Class 4	—		204,511,879 *
Class 5	11,000,000		—
Class K	122,715,484		197,754,517
Institutional Class	263,475,534	*	100,370,867 *
Dividends reinvested:
Class 2	—		24,482,634
Class 3	—		31,689,022
Class 4	—		27,316,172
Class 5	—		4,893,497
Class K	—		24,093,941
Institutional Class	—		6,083,367
Cost of shares redeemed:
Class 2	(268,890,504	)*	(44,700,000)
Class 3	(2,350,000)		(335,095,740)*
Class 4	—		(198,213,924)*
Class K	(40,479,595	)*	(36,825,366)*
Institutional Class	(15,272,059)		(33,820,482)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	429,292,364		281,871,170
Total Increase in Net Assets	468,622,855		765,044,056
NET ASSETS
Beginning of period	2,559,832,373		1,794,788,317
End of period	$3,028,455,228		$2,559,832,373

*  See Note D for details of share class coversions.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$13.57		$10.78		$14.20	$10.90	$10.65	$11.20
From Investment Operations
Net investment income(a)	0.08		0.27		0.22	0.18	0.17	0.19
Net realized and unrealized gain (loss)	(0.15	)(b)	3.20		(2.59)	3.62	0.39	(0.40)
Net increase (decrease) in net asset value from investment operations	(0.07)		3.47		(2.37)	3.80	0.56	(0.21)
Dividends and Distributions to Shareholders
From net investment income	—		(0.34)		(0.17)	(0.14)	(0.15)	(0.24)
From net realized gain on investments	—		(0.34)		(0.88)	(0.36)	(0.16)	(0.11)
Total Dividends and Distributions	—		(0.68)		(1.05)	(0.50)	(0.31)	(0.35)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (c)	0.00 (c)	0.01
Net asset value, end of period	$13.50		$13.57		$10.78	$14.20	$10.90	$10.65
Total Return
Total return based on net asset value(d)	(0.54)%		32.14%		(16.57)%	34.96%	5.24%	(1.89)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$311,487		$513,803		$335,450	$478,079	$578,606	$708,666
Ratio of net expenses to average net assets	0.60	%*	0.61%		0.62%	0.61%	0.61%	0.62%
Ratio of net investment income to average net assets	1.31	%*	2.11	%(e)	1.57%	1.41%	1.53%	1.61%
Portfolio turnover rate(f)	12%		13%		33%	12%	12%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of the sales and purchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$13.76		$10.92		$14.37	$11.03	$10.79	$11.34
From Investment Operations
Net investment income(a)	0.09		0.28		0.22	0.18	0.17	0.20
Net realized and unrealized gain (loss)	(0.15	)(b)	3.24		(2.60)	3.68	0.40	(0.41)
Net increase (decrease) in net asset value from investment operations	(0.06)		3.52		(2.38)	3.86	0.57	(0.21)
Dividends and Distributions to Shareholders
From net investment income	—		(0.34)		(0.19)	(0.16)	(0.17)	(0.24)
From net realized gain on investments	—		(0.34)		(0.88)	(0.36)	(0.16)	(0.11)
Total Dividends and Distributions	—		(0.68)		(1.07)	(0.52)	(0.33)	(0.35)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (c)	0.00 (c)	0.01
Net asset value, end of period	$13.70		$13.76		$10.92	$14.37	$11.03	$10.79
Total Return
Total return based on net asset value(d)	(0.50)%		32.23%		(16.51)%	35.05%	5.31%	(1.82)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$980,341		$668,206		$613,224	$1,119,162	$915,782	$776,265
Ratio of net expenses to average net assets	0.53	%*	0.54%		0.55%	0.55%	0.54%	0.54%
Ratio of net investment income to average net assets	1.43	%*	2.18	%(e)	1.58%	1.35%	1.54%	1.69%
Portfolio turnover rate(f)	12%		13%		33%	12%	12%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of the sales and purchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period July 10, 2017(a) through December 31, 2017	For the Period January 1, 2015(a) through December 10, 2015	For the Year Ended December 31, 2014
Net asset value, beginning of period	$14.00		$11.10		$14.59	$13.43	$11.60	$12.20
From Investment Operations
Net investment income(b)	0.09		0.28		0.23	0.05	0.19	0.22
Net realized and unrealized gain (loss)	(0.16	)(c)	3.31		(2.65)	1.64	(0.33)	(0.57)
Net increase (decrease) in net asset value from investment operations	(0.07)		3.59		(2.42)	1.69	(0.14)	(0.35)
Dividends and Distributions to Shareholders
From net investment income	—		(0.35)		(0.19)	(0.17)	(0.01)	(0.21)
From net realized gain on investments	—		(0.34)		(0.88)	(0.36)	—	(0.05)
Total Dividends and Distributions	—		(0.69)		(1.07)	(0.53)	(0.01)	(0.26)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—		—	—	0.01	0.01
Net asset value, end of period	$13.93		$14.00		$11.10	$14.59	$11.46	$11.60
Total Return
Total return based on net asset value(d)	(0.49)%		32.27%		(16.49)%	12.60%	(1.04)%	(2.82)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$577,324		$580,146		$438,616	$232,741	$59	$352,890
Ratio of net expenses to average net assets	0.50	%*	0.51%		0.52%	0.53%	0.52%	0.51%
Ratio of net investment income to average net assets	1.42	%*	2.20	%(e)	1.61%	0.77%	1.72%	1.82%
Portfolio turnover rate(f)	12%		13%		33%	12%	15%	11%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of the sales and purchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$14.26		$11.30		$14.82	$11.36	$11.11	$11.67
From Investment Operations
Net investment income(a)	0.10		0.30		0.21	0.20	0.19	0.22
Net realized and unrealized gain (loss)	(0.17	)(b)	3.35		(2.65)	3.79	0.41	(0.42)
Net increase (decrease) in net asset value from investment operations	(0.07)		3.65		(2.44)	3.99	0.60	(0.20)
Dividends and Distributions to Shareholders
From net investment income	—		(0.35)		(0.20)	(0.17)	(0.19)	(0.25)
From net realized gain on investments	—		(0.34)		(0.88)	(0.36)	(0.16)	(0.11)
Total Dividends and Distributions	—		(0.69)		(1.08)	(0.53)	(0.35)	(0.36)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (c)	0.00 (c)	0.00 (c)
Net asset value, end of period	$14.19		$14.26		$11.30	$14.82	$11.36	$11.11
Total Return
Total return based on net asset value(d)	(0.46)%		32.34%		(16.44)%	35.16%	5.40%	(1.75)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$117,702		$104,935		$79,293	$183,384	$167,297	$174,577
Ratio of net expenses to average net assets	0.45	%*	0.46%		0.47%	0.47%	0.46%	0.47%
Ratio of net investment income to average net assets	1.49	%*	2.25	%(e)	1.55%	1.45%	1.66%	1.83%
Portfolio turnover rate(f)	12%		13%		33%	12%	12%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of the sales and purchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.53		$10.75		$14.17	$12.44
From Investment Operations
Net investment income(b)	0.08		0.26		0.17	0.01
Net realized and unrealized gain (loss)	(0.15	)(c)	3.20		(2.52)	2.25
Net increase (decrease) in net asset value from investment operations	(0.07)		3.46		(2.35)	2.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.34)		(0.19)	(0.17)
From net realized gain on investments	—		(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—		(0.68)		(1.07)	(0.53)
Net asset value, end of period	$13.46		$13.53		$10.75	$14.17
Total Return
Total return based on net asset value(d)	(0.52)%		32.16%		(16.54)%	18.19%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$647,703		$566,554		$290,186	$108,728
Ratio of net expenses to average net assets	0.60	%*	0.61%		0.62%	0.63%*
Ratio of net investment income to average net assets	1.35	%*	2.09	%(e)	1.26%	0.12%*
Portfolio turnover rate(f)	12%		13%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of the sales and purchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.58		$10.79		$14.19	$12.44
From Investment Operations
Net investment income(b)	0.09		0.25		0.22	0.09
Net realized and unrealized gain (loss)	(0.17	)(c)	3.22		(2.59)	2.17
Net increase (decrease) in net asset value from investment operations	(0.08)		3.47		(2.37)	2.26
Dividends and Distributions to Shareholders
From net investment income	—		(0.34)		(0.15)	(0.15)
From net realized gain on investments	—		(0.34)		(0.88)	(0.36)
Total Dividends and Distributions	—		(0.68)		(1.03)	(0.51)
Net asset value, end of period	$13.50		$13.58		$10.79	$14.19
Total Return
Total return based on net asset value(d)	(0.59)%		32.11%		(16.68)%	18.25%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$393,898		$126,189		$38,019	$6
Ratio of net expenses to average net assets	0.65	%*	0.67%		0.72%	0.62%*
Ratio of net investment income to average net assets	1.37	%*	1.93	%(e)	1.58%	1.01%*
Portfolio turnover rate(f)	12%		13%		33%	12%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gains presented in the Statement of Operations due to the timing of the sales and purchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Value	% of Total Net Assets
Apparel	$13,257,430	8.1%
Auto Manufacturers	16,080,502	9.8
Biotechnology	10,988,840	6.8
Cosmetics/Personal Care	2,374,436	1.5
Diversified Financial Services	194,743	0.1
Food	3,487,831	2.1
Insurance	6,243,754	3.8
Internet	83,805,726	51.5
Investment Companies	2,169,859	1.3
Machinery — Diversified	1,723,167	1.1
Retail	10,984,154	6.8
Semiconductors	19,453,526	12.0
Telecommunications	4,170,368	2.6
Total Value of Investments	174,934,336	107.5
Other liabilities less assets	(12,258,823)	(7.5)
Net Assets	$162,675,513	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
COMMON STOCKS — 107.5%
ARGENTINA — 9.5%
MercadoLibre, Inc. *	15,600	$15,378,012
CHINA — 25.9%
Alibaba Group Holding Ltd. ADR *	53,418	11,522,263
Meituan Dianping, Class B *	461,200	10,306,149
NIO, Inc. ADR *	131,567	1,015,697
Ping An Insurance Group Co. of China Ltd., Class H	472,000	4,705,364
Tencent Holdings Ltd.	191,400	12,264,513
Trip.com Group Ltd. ADR *	88,558	2,295,423
		42,109,409
DENMARK — 2.8%
Genmab A/S *	13,465	4,540,306
FRANCE — 9.6%
Hermes International	6,220	5,222,336
Kering	14,697	8,035,094
L'Oreal SA *	7,357	2,374,436
		15,631,866
GERMANY — 9.8%
Delivery Hero SE *	76,775	7,889,921
Zalando SE *	114,284	8,107,330
		15,997,251
HONG KONG — 0.9%
AIA Group Ltd.	164,400	1,538,390
ITALY — 3.4%
Ferrari NV	32,366	5,544,120
JAPAN — 7.4%
M3, Inc.	184,100	7,820,777
SoftBank Group Corp.	82,700	4,170,368
		11,991,145

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

	Shares	Value
NETHERLANDS — 10.4%
ASML Holding NV	46,170	$16,889,513
SPAIN — 1.8%
Industria de Diseno Textil SA	108,423	2,876,824
SWEDEN — 2.4%
Atlas Copco AB, B Shares	46,374	1,723,167
Kinnevik AB, B Shares	82,200	2,169,859
		3,893,026
UNITED KINGDOM — 2.2%
Funding Circle Holdings PLC *	229,774	194,743
Ocado Group PLC *	138,790	3,487,831
		3,682,574
UNITED STATES — 21.4%
Amazon.com, Inc. *	2,882	7,950,919
Illumina, Inc. *	17,412	6,448,534
NVIDIA Corp.	6,749	2,564,013
Spotify Technology SA *	32,448	8,377,749
Tesla, Inc. *	8,817	9,520,685
		34,861,900
TOTAL INVESTMENTS — 107.5%**
(cost $123,614,498)		$174,934,336
Other liabilities less assets — (7.5)%		(12,258,823)
NET ASSETS — 100.0%		$162,675,513

*  Non-income producing security.

**  The Total Investments percentage exceeds 100% due to the timing of settling transactions and not as a result of borrowings for investment purposes.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$65,268,038	$109,666,298	$—	$174,934,336
Total	$65,268,038	$109,666,298	$—	$174,934,336

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

ASSETS
Investments, at value (cost $123,614,498)	$174,934,336
Cash	3,189,357
Capital shares sold receivable	298,000
Due from Investment Advisor	6,255
Tax reclaims receivable	79
Prepaid assets	19,139
Total Assets	178,447,166
LIABILITIES
Advisory fee payable	144,941
Capital shares purchased payable	15,500,000
Administration & Supervisory fee payable	61,600
Trustee fee payable	845
Commitment fee payable	325
Accrued expenses	63,942
Total Liabilities	15,771,653
NET ASSETS	$162,675,513
COMPOSITION OF NET ASSETS
Paid-in capital	$113,378,981
Total distributable earnings	49,296,532
$162,675,513
NET ASSET VALUE, PER SHARE
Class K ( $154,312,682 / 9,398,399 shares outstanding), unlimited authorized, no par value	$16.42
Institutional Class ( $8,362,831 / 511,382 shares outstanding), unlimited authorized, no par value	$16.35

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford International Concentrated Growth Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $10,760)	$394,879
Interest	1,037
Total Investment Income	395,916
Expenses
Advisory fee (Note B)	251,842
Administration & Supervisory fee — Class K shares (Note B)	103,388
Administration & Supervisory fee — Institutional Class shares (Note B)	3,644
Transfer agency	18,274
Sub-transfer agency — Institutional Class shares	292
Fund accounting	46,738
Registration fees	21,439
Professional fees	13,912
Legal	10,262
Custody	8,341
Trustees' fees	1,986
Commitment fees	1,077
Miscellaneous	5,248
Total Expenses	486,443
Fees waived	(32,839)
Net Expenses	453,604
Net Investment Loss	(57,688)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	2,448,451
Foreign currency transactions	701
2,449,152
Net change in unrealized appreciation on:
Investments	38,264,708
Translation of net assets and liabilities denominated in foreign currencies	4,701
38,269,409
Net realized and unrealized gain	40,718,561
NET INCREASE IN NET ASSETS FROM OPERATIONS	$40,660,873

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford International Concentrated Growth Equities Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(57,688)	$182,073
Net realized gain (loss)	2,449,152	(1,827,800)
Net change in unrealized appreciation	38,269,409	27,145,465
Net increase in net assets from operations	40,660,873	25,499,738
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(175,602)
Institutional Class	—	(1,520)
Total Distributions to Shareholders	—	(177,122)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	31,120,324	20,684,000
Institutional Class	6,607,033	176,417
Dividends reinvested:
Class K	—	175,602
Institutional Class	—	1,431
Cost of shares redeemed:
Class K	(17,495,041)	—
Institutional Class	(891,185)	(14,572)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	19,341,131	21,022,878
Total Increase in Net Assets	60,002,004	46,345,494
NET ASSETS
Beginning of period	102,673,509	56,328,015
End of period	$162,675,513	$102,673,509

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.70		$8.75		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		0.03		(0.03)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.73		3.94		(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	3.72		3.97		(1.30)	0.05
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)		—	—
Total Dividends and Distributions	—		(0.02)		—	—
Net asset value, end of period	$16.42		$12.70		$8.75	$10.05
Total Return
Total return based on net asset value(d)	29.29%		45.26%		(12.84)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$154,313		$101,797		$55,852	$502
Ratio of net expenses to average net assets, before waiver	0.77	%*	0.90%		1.07%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.72%		0.72%	0.72	%*
Ratio of net investment income (loss) to average net assets	(0.09	)%*	0.26	%(e)	(0.26)%	(0.68	)%*
Portfolio turnover rate(f)	7%		4%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Concentrated Growth Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$12.65		$8.72		$10.05	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.00	)(c)	0.03		(0.06)	(0.00	)(c)
Net realized and unrealized gain (loss) on investments and foreign currency	3.70		3.92		(1.27)	0.05
Net increase (decrease) in net asset value from investment operations	3.70		3.95		(1.33)	0.05
Dividends and Distributions to Shareholders
From net investment income	—		(0.02)		—	—
Total Dividends and Distributions	—		(0.02)		—	—
Net asset value, end of period	$16.35		$12.65		$8.72	$10.05
Total Return
Total return based on net asset value(d)	29.25%		45.32%		(13.23)%	0.50%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,363		$876		$476	$502
Ratio of net expenses to average net assets, before waiver	0.78	%*	0.91%		1.16%	53.29	%*
Ratio of net expenses to average net assets, after waiver	0.73	%*	0.73%		0.81%	0.87	%*
Ratio of net investment income (loss) to average net assets	(0.04	)%*	0.30	%(e)	(0.53)%	(0.68	)%*
Portfolio turnover rate(f)	7%		4%		32%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

	Value	% of Total Net Assets
Aerospace/Defense	$21,350,214	0.6%
Apparel	134,086,622	3.7
Auto Manufacturers	186,936,450	5.2
Biotechnology	167,220,339	4.7
Chemicals	141,595,590	3.9
Commercial Services	211,191,580	5.8
Cosmetics/Personal Care	93,736,899	2.6
Diversified Financial Services	65,447,294	1.8
Electronics	86,844,418	2.4
Food	140,857,212	3.9
Healthcare — Products	53,175,432	1.4
Insurance	132,794,490	3.6
Internet	1,306,797,183	36.0
Investment Companies	67,629,859	1.8
Machinery — Diversified	136,838,563	3.8
Media	12,929,372	0.4
Retail	248,170,384	6.8
Semiconductors	265,140,879	7.3
Software	40,564,092	1.1
Telecommunications	75,883,558	2.1
Total Value of Investments	3,589,190,430	98.9
Other assets less liabilities	41,415,323	1.1
Net Assets	$3,630,605,753	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.8%
ARGENTINA — 5.1%
MercadoLibre, Inc. *	188,973	$186,283,914
BELGIUM — 1.8%
Umicore SA	1,355,836	64,000,710
CHINA — 21.8%
Alibaba Group Holding Ltd. ADR *	869,551	187,562,151
Baidu, Inc. ADR *	286,733	34,376,419
Meituan Dianping, Class B *	7,121,000	159,128,549
NIO, Inc. ADR *	2,196,750	16,958,910
Ping An Insurance Group Co. of China Ltd., Class H	5,603,000	55,856,261
TAL Education Group ADR *	1,418,110	96,970,362
Tencent Holdings Ltd.	3,750,300	240,311,397
		791,164,049
DENMARK — 5.3%
Ambu A/S, B Shares	858,881	27,151,189
Chr. Hansen Holding A/S	308,573	31,827,906
Genmab A/S *	329,145	110,985,439
Novozymes A/S, B Shares	394,289	22,859,263
		192,823,797
FRANCE — 6.3%
Adevinta ASA *	703,476	7,120,186
EssilorLuxottica SA *	88,525	11,385,010
Kering	245,258	134,086,622
L'Oreal SA *	233,568	75,382,948
		227,974,766
GERMANY — 9.8%
Aixtron SE *	1,102,052	13,289,598
BASF SE	407,835	22,907,711
Delivery Hero SE *	799,971	82,210,463
HelloFresh SE *	1,325,183	70,890,201

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
MorphoSys AG *	158,371	$20,079,309
Rocket Internet SE *	708,941	15,274,329
Zalando SE *	1,811,428	128,503,066
		353,154,677
HONG KONG — 2.9%
AIA Group Ltd.	8,222,000	76,938,229
Hong Kong Exchanges & Clearing Ltd.	714,201	30,419,057
		107,357,286
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	600,715	13,967,899
MakeMyTrip Ltd. *	300,389	4,601,959
		18,569,858
ISRAEL — 2.0%
Wix.com Ltd. *	279,293	71,560,452
ITALY — 4.0%
Ferrari NV	853,672	146,229,380
JAPAN — 13.4%
CyberAgent, Inc.	268,900	13,217,421
GMO Payment Gateway, Inc.	289,700	30,300,740
M3, Inc.	3,954,300	167,983,149
Nidec Corp.	687,000	46,282,358
Pan Pacific International Holdings Corp.	1,835,200	40,405,035
Pigeon Corp.	474,200	18,353,951
SBI Holdings, Inc.	970,500	21,060,338
SMC Corp.	138,500	71,178,065
SoftBank Group Corp.	1,504,800	75,883,558
		484,664,615
NETHERLANDS — 11.0%
Adyen NV *	57,658	83,920,478
Argenx SE *	160,627	36,155,591
ASML Holding NV	688,473	251,851,281
EXOR NV	534,238	30,663,649
		402,590,999

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

	Shares	Value
NORWAY — 0.4%
Schibsted ASA, Class A *	226,964	$5,943,786
Schibsted ASA, Class B *	295,741	6,985,586
		12,929,372
SPAIN — 2.2%
Industria de Diseno Textil SA	2,987,272	79,262,283
SWEDEN — 3.2%
Atlas Copco AB, A Shares	1,541,853	65,660,498
Elekta AB, B Shares	1,571,513	14,639,233
Kinnevik AB, B Shares	1,400,378	36,966,210
		117,265,941
SWITZERLAND — 1.1%
Temenos AG	260,990	40,564,092
UNITED KINGDOM — 3.2%
Fiat Chrysler Automobiles NV *	2,347,106	23,748,160
Ocado Group PLC *	2,784,172	69,967,011
Rolls-Royce Holdings PLC *	6,047,188	21,350,214
		115,065,385
UNITED STATES — 3.8%
Spotify Technology SA *	531,263	137,166,794
Total Common Stocks
(cost $1,685,929,920)		3,548,628,370
PREFERRED STOCKS — 1.1%
GERMANY — 1.1%
Sartorius AG 0.12% (cost $12,780,773)	122,898	40,562,060
TOTAL INVESTMENTS — 98.9%
(cost $1,698,710,693)		$3,589,190,430
Other assets less liabilities — 1.1%		41,415,323
NET ASSETS — 100.0%		$3,630,605,753

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$819,401,439	$2,729,226,931	$—	$3,548,628,370
Preferred Stocks **	—	40,562,060	—	40,562,060
Total	$819,401,439	$2,769,788,991	$—	$3,589,190,430

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

ASSETS
Investments, at value (cost $1,698,710,693)	$3,589,190,430
Cash	42,013,258
Capital shares sold receivable	1,886,933
Tax reclaims receivable	1,312,635
Dividends receivable	283,931
Prepaid assets	4,666
Total Assets	3,634,691,853
LIABILITIES
Advisory fee payable	2,609,921
Servicing fee payable	583,291
Capital shares purchased payable	77,088
Administration & Supervisory fee payable	31,170
Trustee fee payable	26,471
Commitment fee payable	6,384
Accrued expenses	751,775
Total Liabilities	4,086,100
NET ASSETS	$3,630,605,753
COMPOSITION OF NET ASSETS
Paid-in capital	$1,623,479,551
Total distributable earnings	2,007,126,202
$3,630,605,753
NET ASSET VALUE, PER SHARE
Class 2 ( $818,170,077 / 47,716,936 shares outstanding), unlimited authorized, no par value	$17.15
Class 3 ( $584,943,495 / 34,029,564 shares outstanding), unlimited authorized, no par value	$17.19
Class 4 ( $582,633,312 / 33,864,074 shares outstanding), unlimited authorized, no par value	$17.21
Class 5 ( $1,527,903,481 / 88,609,680 shares outstanding), unlimited authorized, no par value	$17.24
Class K ( $405,375 / 23,656 shares outstanding), unlimited authorized, no par value	$17.14
Institutional Class ( $116,550,013 / 6,816,704 shares outstanding), unlimited authorized, no par value	$17.10

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford International Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $281,259)	$11,970,224
Interest	28,853
Total Investment Income	11,999,077
Expenses
Advisory fee (Note B)	5,038,970
Shareholder Servicing fees — Class 2 shares (Note B)	576,272
Shareholder Servicing fees — Class 3 shares (Note B)	260,015
Shareholder Servicing fees — Class 4 shares (Note B)	164,732
Shareholder Servicing fees — Class 5 shares (Note B)	127,354
Administration & Supervisory fee — Class K shares (Note B)	194
Administration & Supervisory fee — Institutional Class shares (Note B)	44,085
Transfer agency	52,811
Sub-transfer agency — Institutional Class shares	7,651
Fund accounting	504,170
Legal	249,833
Custody	175,602
Trustees' fees	53,365
Professional fees	51,461
Registration fees	23,832
Commitment fees	6,572
Miscellaneous	50,851
Total Expenses	7,387,770
Net Investment Income	4,611,307
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	95,466,014
Foreign currency transactions	(5,202)
95,460,812
Net change in unrealized appreciation on:
Investments (net of Indian capital gains tax benefit of $366,530) (Note A)	456,870,835
Translation of net assets and liabilities denominated in foreign currencies	69,721
456,940,556
Net realized and unrealized gain	552,401,368
NET INCREASE IN NET ASSETS FROM OPERATIONS	$557,012,675

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,611,307		$33,185,824
Net realized gain	95,460,812		25,083,150
Net change in unrealized appreciation	456,940,556		767,763,729
Net increase in net assets from operations	557,012,675		826,032,703
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(9,711,659)
Class 3	—		(6,398,737)
Class 4	—		(3,385,754)
Class 5	—		(16,066,961)
Class K	—		(77)
Institutional Class	—		(285,728)
Total Distributions to Shareholders	—		(35,848,916)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	60,503,000		64,526,000
Class 3	226,163,912	*	9,300,000
Class 4	218,892,272	*	—
Class K	357,069		—
Institutional Class	81,474,900		21,930,555
Dividends reinvested:
Class 2	—		9,691,346
Class 3	—		6,398,737
Class 4	—		3,385,754
Class 5	—		16,066,961
Class K	—		77
Institutional Class	—		285,728
Cost of shares redeemed:
Class 2	(253,163,912	)*	(63,189,038)
Class 3	(279,567,272	)*	(5,000,000)
Class 4	(1,000,000)		—
Class K	(34,273)		—
Institutional Class	(9,558,770)		(2,123,738)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	44,066,926		61,272,382
Total Increase in Net Assets	601,079,601		851,456,169
NET ASSETS
Beginning of period	3,029,526,152		2,178,069,983
End of period	$3,630,605,753		$3,029,526,152

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$14.59		$10.74		$14.39	$10.09	$10.52	$11.11
From Investment Operations
Net investment income(a)	0.01		0.15		0.11	0.05	0.08	0.09
Net realized and unrealized gain (loss)	2.55		3.87		(2.61)	4.60	0.06	(0.42)
Net increase (decrease) in net asset value from investment operations	2.56		4.02		(2.50)	4.65	0.14	(0.33)
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)		(0.10)	(0.06)	(0.07)	(0.09)
From net realized gain on investments	—		(0.02)		(1.03)	(0.29)	(0.50)	(0.17)
Return of capital	—		—		(0.02)	—	—	—
Total Dividends and Distributions	—		(0.17)		(1.15)	(0.35)	(0.57)	(0.26)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$17.15		$14.59		$10.74	$14.39	$10.09	$10.52
Total Return
Total return based on net asset value(c)	17.54%		37.34%		(17.33)%	46.09%	1.34%	(3.07)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$818,170		$874,230		$632,645	$746,817	$732,160	$732,135
Ratio of net expenses to average net assets	0.58	%*	0.60%		0.60%	0.61%	0.61%	0.62%
Ratio of net investment income to average net assets	0.20	%*	1.16	%(d)	0.72%	0.42%	0.81%	0.78%
Portfolio turnover rate(e)	13%		6%		14%	9%	18%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$14.62		$10.76		$14.42	$10.11	$10.54	$11.13
From Investment Operations
Net investment income(a)	0.02		0.16		0.11	0.05	0.11	0.10
Net realized and unrealized gain (loss)	2.55		3.88		(2.61)	4.62	0.03	(0.43)
Net increase (decrease) in net asset value from investment operations	2.57		4.04		(2.50)	4.67	0.14	(0.33)
Dividends and Distributions to Shareholders
From net investment income	—		(0.16)		(0.11)	(0.07)	(0.07)	(0.09)
From net realized gain on investments	—		(0.02)		(1.03)	(0.29)	(0.50)	(0.17)
Return of capital	—		—		(0.02)	—	—	—
Total Dividends and Distributions	—		(0.18)		(1.16)	(0.36)	(0.57)	(0.26)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$17.19		$14.62		$10.76	$14.42	$10.11	$10.54
Total Return
Total return based on net asset value(c)	17.58%		37.44%		(17.27)%	46.20%	1.41%	(3.02)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$584,944		$546,477		$393,050	$601,549	$433,860	$490,218
Ratio of net expenses to average net assets	0.51	%*	0.53%		0.53%	0.54%	0.54%	0.55%
Ratio of net investment income to average net assets	0.27	%*	1.22	%(d)	0.74%	0.41%	1.04%	0.85%
Portfolio turnover rate(e)	13%		6%		14%	9%	18%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Period October 10, 2016(a) through December 31, 2016	For the Period January 1, 2016(a) through April 11, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$14.63		$10.77		$14.43	$10.12	$11.49	$10.55	$11.15
From Investment Operations
Net investment income(b)	0.02		0.16		0.12	0.06	0.00 (c)	0.02	0.10
Net realized and unrealized gain (loss)	2.56		3.88		(2.61)	4.62	(0.81)	(0.41)	(0.43)
Net increase (decrease) in net asset value from investment operations	2.58		4.04		(2.49)	4.68	(0.81)	(0.39)	(0.33)
Dividends and Distributions to Shareholders
From net investment income	—		(0.16)		(0.12)	(0.08)	(0.08)	—	(0.10)
From net realized gain on investments	—		(0.02)		(1.03)	(0.29)	(0.48)	—	(0.17)
Return of capital	—		—		(0.02)	—	—	—	—
Total Dividends and Distributions	—		(0.18)		(1.17)	(0.37)	(0.56)	—	(0.27)
Proceeds from Purchase Fees and Redemption Fees(b)	—		—		—	0.00 (c)	0.00 (c)	—	0.00 (c)
Net asset value, end of period	$17.21		$14.63		$10.77	$14.43	$10.12	$10.16	$10.55
Total Return
Total return based on net asset value(d)	17.60%		37.48%		(17.24)%	46.24%	(6.97)%	(3.71)%	(2.99)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$582,633		$283,094		$205,923	$302,474	$201,923	$191,724	$199,086
Ratio of net expenses to average net assets	0.48	%*	0.50%		0.50%	0.51%	0.52%*	0.51%*	0.52%
Ratio of net investment income to average net assets	0.33	%*	1.26	%(e)	0.83%	0.45%	0.05%*	0.65%*	0.89%
Portfolio turnover rate(f)	13%		6%		14%	9%	18%	18%	17%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 11, 2016 to October 9, 2016. All shares of this class were redeemed on April 11, 2016 at $10.16. New shares were issued at $11.49 on October 10, 2016.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$14.66		$10.79		$14.46	$10.14	$10.56	$11.16
From Investment Operations
Net investment income(a)	0.03		0.17		0.12	0.07	0.10	0.11
Net realized and unrealized gain (loss)	2.55		3.89		(2.61)	4.62	0.06	(0.44)
Net increase (decrease) in net asset value from investment operations	2.58		4.06		(2.49)	4.69	0.16	(0.33)
Dividends and Distributions to Shareholders
From net investment income	—		(0.17)		(0.13)	(0.08)	(0.08)	(0.10)
From net realized gain on investments	—		(0.02)		(1.03)	(0.29)	(0.50)	(0.17)
Return of capital	—		—		(0.02)	—	—	—
Total Dividends and Distributions	—		(0.19)		(1.18)	(0.37)	(0.58)	(0.27)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$17.24		$14.66		$10.79	$14.46	$10.14	$10.56
Total Return
Total return based on net asset value(c)	17.63%		37.55%		(17.20)%	46.31%	1.49%	(2.94)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,527,904		$1,298,918		$944,366	$1,139,553	$778,857	$767,415
Ratio of net expenses to average net assets	0.43	%*	0.45%		0.45%	0.46%	0.46%	0.47%
Ratio of net investment income to average net assets	0.36	%*	1.31	%(d)	0.84%	0.51%	0.98%	0.94%
Portfolio turnover rate(e)	13%		6%		14%	9%	18%	17%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.58		$10.73		$14.38	$12.02
From Investment Operations
Net investment income(b)	0.03		0.15		0.10	0.01
Net realized and unrealized gain (loss)	2.53		3.87		(2.60)	2.71
Net increase (decrease) in net asset value from investment operations	2.56		4.02		(2.50)	2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)		(0.10)	(0.07)
From net realized gain on investments	—		(0.02)		(1.03)	(0.29)
Return of capital	—		—		(0.02)	—
Total Dividends and Distributions	—		(0.17)		(1.15)	(0.36)
Net asset value, end of period	$17.14		$14.58		$10.73	$14.38
Total Return
Total return based on net asset value(c)	17.56%		37.40%		(17.32)%	22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$405		$7		$5	$6
Ratio of net expenses to average net assets	0.58	%*	0.60%		0.60%	0.60%*
Ratio of net investment income to average net assets	0.41	%*	1.17	%(d)	0.72%	0.14%*
Portfolio turnover rate(e)	13%		6%		14%	9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$14.55		$10.72		$14.38		$12.02
From Investment Operations
Net investment income (loss)(b)	0.02		0.15		(0.01)		0.01
Net realized and unrealized gain (loss)	2.53		3.85		(2.49	)(c)	2.71
Net increase (decrease) in net asset value from investment operations	2.55		4.00		(2.50)		2.72
Dividends and Distributions to Shareholders
From net investment income	—		(0.15)		(0.11)		(0.07)
From net realized gain on investments	—		(0.02)		(1.03)		(0.29)
Return of capital	—		—		(0.02)		—
Total Dividends and Distributions	—		(0.17)		(1.16)		(0.36)
Net asset value, end of period	$17.10		$14.55		$10.72		$14.38
Total Return
Total return based on net asset value(d)	17.53%		37.25%		(17.34)%		22.62%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$116,550		$26,800		$2,081		$6
Ratio of net expenses to average net assets	0.61	%*	0.65%		0.69%		0.60%*
Ratio of net investment income (loss) to average net assets	0.33	%*	1.09	%(e)	(0.23)%		0.14%*
Portfolio turnover rate(f)	13%		6%		14%		9%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Value	% of Total Net Assets
Apparel	$24,755	1.9%
Auto Parts & Equipment	4,499	0.3
Biotechnology	16,995	1.3
Building Materials	29,824	2.2
Chemicals	9,475	0.7
Commercial Services	59,507	4.5
Computers	47,348	3.5
Distribution/Wholesale	56,249	4.2
Diversified Financial Services	127,965	9.6
Electrical Components & Equipment	5,336	0.4
Electronics	59,119	4.4
Food	6,543	0.5
Hand/Machine Tools	10,997	0.8
Healthcare — Products	9,989	0.7
Insurance	8,496	0.6
Internet	263,129	19.7
Investment Companies	7,051	0.5
Leisure Time	33,536	2.5
Machinery — Diversified	18,970	1.5
Media	20,566	1.6
Miscellaneous Manufacturing	35,330	2.7
Office/Business Equipment	10,873	0.8
Pharmaceuticals	41,248	3.0
Private Equity	8,416	0.6
Retail	68,243	5.1
Semiconductors	126,372	9.5
Software	164,383	12.4
Telecommunications	16,901	1.3
Toys/Games/Hobbies	21,065	1.6
Total Value of Investments	1,313,180	98.4
Other assets less liabilities	20,715	1.6
Net Assets	$1,333,895	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.4%
AUSTRALIA — 0.7%
IRESS Ltd.	1,257	$9,608
BELGIUM — 0.9%
Biocartis NV *	862	4,499
Melexis NV	96	7,303
		11,802
CANADA — 3.2%
Kinaxis, Inc. *	300	42,883
CHINA — 6.6%
Airtac International Group	2,000	35,331
Li Ning Co., Ltd.	16,500	52,840
		88,171
DENMARK — 1.5%
ALK-Abello A/S *	72	19,273
FINLAND — 0.8%
Enento Group Oyj *	270	11,163
FRANCE — 1.1%
Cellectis SA *	506	9,065
ESI Group *	135	5,226
		14,291
GERMANY — 7.5%
Aumann AG *	165	2,193
Hypoport AG *	107	47,597
New Work SE	80	24,674
zooplus AG *	151	24,802
		99,266
HONG KONG — 0.5%
Hypebeast Ltd.	15,000	1,609
Johnson Electric Holdings Ltd.	3,000	5,336
		6,945

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
IRELAND — 1.0%
Keywords Studios PLC	586	$13,157
ISRAEL — 1.7%
Maytronics Ltd.	2,033	23,099
ITALY — 4.8%
Brunello Cucinelli SpA *	831	24,755
Reply SpA	353	28,646
Technogym SpA *	1,247	10,436
		63,837
JAPAN — 30.5%
Anicom Holdings, Inc.	200	8,496
Bengo4.com, Inc. *	700	66,919
COLOPL, Inc.	1,900	17,376
Daikyonishikawa Corp.	1,000	4,499
Demae-Can Co., Ltd.	1,800	26,138
DMG Mori Seiki Co., Ltd.	900	10,997
eGuarantee, Inc.	1,000	23,734
Healios K.K. *	700	11,251
Ichiyoshi Securities Co., Ltd.	1,700	7,202
Infomart Corp.	3,300	22,839
Iriso Electronics Co., Ltd.	300	9,872
Istyle, Inc. *	2,600	6,495
Katitas Co., Ltd.	1,000	23,265
KH Neochem Co., Ltd.	500	9,475
Kitanotatsujin Corp.	3,600	17,260
Link And Motivation, Inc.	2,300	8,339
Locondo, Inc. *	700	11,385
Megachips Corp.	700	13,554
Noritsu Koki Co., Ltd.	900	12,605
Open Door, Inc. *	400	4,857
Optex Group Co., Ltd.	700	7,979
Outsourcing, Inc.	3,000	19,124
Raksul, Inc. *	1,000	27,278
Sato Holdings Corp.	500	10,873
Tsugami Corp.	2,000	16,777
Uzabase, Inc. *	400	8,251
		406,840

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
SOUTH KOREA — 7.2%
Cafe24 Corp. *	217	$9,647
Douzone Bizon Co., Ltd.	622	53,144
Genexine Co., Ltd. *	100	7,930
Koh Young Technology, Inc.	308	25,742
		96,463
SWEDEN — 9.1%
AddTech AB, B Shares	773	31,264
Avanza Bank Holding AB	3,180	45,309
Cellavision AB *	182	5,490
HMS Networks AB *	902	16,901
Paradox Interactive AB	343	7,422
Storytel AB *	386	7,961
VNV Global AB publ *	951	7,051
		121,398
SWITZERLAND — 3.9%
Bossard Holding AG	163	24,985
Fenix Outdoor International AG *	51	4,601
Sensirion Holding AG *	326	15,707
u-blox Holding AG *	102	6,996
		52,289
TAIWAN — 6.4%
ASPEED Technology, Inc.	1,000	42,345
Chroma ATE, Inc.	3,000	15,526
Global Unichip Corp.	2,000	17,246
TCI Co., Ltd.	1,148	10,724
		85,841
UNITED KINGDOM — 11.0%
Alpha FX Group PLC	459	4,123
Dialog Semiconductor PLC *	508	23,220
dotdigital group PLC	2,785	3,479
Draper Esprit PLC *	1,506	8,416
FDM Group Holdings PLC	2,049	23,028
First Derivatives PLC	720	22,783
Games Workshop Group PLC	212	21,065
Horizon Discovery Group PLC *	3,928	4,765

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

	Shares	Value
Hotel Chocolat Group PLC	1,694	$6,543
Naked Wines PLC	1,972	10,802
Team17 Group PLC *	1,781	12,071
Victoria PLC *	1,904	6,559
		146,854
TOTAL INVESTMENTS — 98.4%
(cost $1,025,721)		$1,313,180
Other assets less liabilities — 1.6%		20,715
NET ASSETS — 100.0%		$1,333,895

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$98,373	$1,214,807	$—	$1,313,180
Total	$98,373	$1,214,807	$—	$1,313,180

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

ASSETS
Investments, at value (cost $1,025,721)	$1,313,180
Cash	25,115
Foreign Cash, at value (cost $1,343)	1,343
Due from Investment Advisor	38,089
Dividends receivable	357
Tax reclaims receivable	239
Prepaid assets	25,766
Total Assets	1,404,089
LIABILITIES
Advisory fee payable	1,721
Administration & Supervisory fee payable	504
Trustee fee payable	31
Commitment fee payable	6
Accrued expenses	67,932
Total Liabilities	70,194
NET ASSETS	$1,333,895
COMPOSITION OF NET ASSETS
Paid-in capital	$1,029,432
Total distributable earnings	304,463
$1,333,895
NET ASSET VALUE, PER SHARE
Class K ( $666,947/51,198 shares outstanding), unlimited authorized, no par value	$13.03
Institutional Class ($666,948 / 51,198 shares outstanding), unlimited authorized, no par value	$13.03

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford International Smaller Companies Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $709)	$4,305
Interest	9
Total Investment Income	4,314
EXPENSES
Advisory fee (Note B)	3,374
Administration & Supervisory fee — Class K shares (Note B)	494
Administration & Supervisory fee — Institutional Class shares (Note B)	495
Transfer agency	15,692
Fund accounting	48,964
Registration fees	16,592
Professional fees	15,686
Custody	2,877
Legal	939
Commitment fees	14
Trustees' fees	4
Miscellaneous	3,954
Total Expenses	109,085
Fees waived	(103,849)
Net Expenses	5,236
Net Investment Loss	(922)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	31,318
Foreign currency transactions	(120)
31,198
Net change in unrealized appreciation (depreciation) on:
Investments	44,232
Translation of net assets and liabilities denominated in foreign currencies	(77)
44,155
Net realized and unrealized gain	75,353
NET INCREASE IN NET ASSETS FROM OPERATIONS	$74,431

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford International Smaller Companies Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(922)	$1,453
Net realized gain	31,198	20,675
Net change in unrealized appreciation	44,155	242,653
Net increase in net assets from operations	74,431	264,781
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(14,729)
Institutional Class	—	(14,729)
Total Distributions to Shareholders	—	(29,458)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Dividends reinvested:
Class K	—	14,729
Institutional Class	—	14,729
Increase in Net Assets from Transactions in Shares of Beneficial Interest	—	29,458
Total Increase in Net Assets	74,431	264,781
NET ASSETS
Beginning of period	1,259,464	994,683
End of period	$1,333,895	$1,259,464

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Smaller Companies Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$12.30		$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		0.01	0.01
Net realized and unrealized gain (loss)	0.74		2.64	(0.06)
Net increase (decrease) in net asset value from investment operations	0.73		2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	—
From net realized gain on investments	—		(0.19)	—
Total Dividends and Distributions	—		(0.30)	—
Net asset value, end of period	$13.03		$12.30	$9.95
Total Return
Total return based on net asset value(c)	5.94%		26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$667		$630	$497
Ratio of net expenses to average net assets, before waiver	18.75	%*	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	(0.16	)%*	0.13%	1.85%*
Portfolio turnover rate(d)	6%		11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International Smaller Companies Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Period December 19, 2018(a) through December 31, 2018
Net asset value, beginning of period	$12.30		$9.95	$10.00
From Investment Operations
Net investment income (loss)(b)	(0.01)		0.01	0.01
Net realized and unrealized gain (loss)	0.74		2.64	(0.06)
Net increase (decrease) in net asset value from investment operations	0.73		2.65	(0.05)
Dividends and Distributions to Shareholders
From net investment income	—		(0.11)	—
From net realized gain on investments	—		(0.19)	—
Total Dividends and Distributions	—		(0.30)	—
Net asset value, end of period	$13.03		$12.30	$9.95
Total Return
Total return based on net asset value(c)	5.94%		26.58%	(0.50)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$667		$630	$498
Ratio of net expenses to average net assets, before waiver	18.75	%*	15.15%	95.80%*
Ratio of net expenses to average net assets, after waiver	0.90	%*	0.90%	0.90%*
Ratio of net investment income (loss) to average net assets	(0.16	)%*	0.13%	1.85%*
Portfolio turnover rate(d)	6%		11%	0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Value	% of Total Net Assets
Apparel	$24,941,318	5.0%
Auto Manufacturers	48,850,222	9.7
Biotechnology	33,328,731	6.6
Commercial Services	20,584,987	4.1
Cosmetics/Personal Care	4,208,597	0.8
Healthcare — Products	9,688,819	1.9
Insurance	4,916,486	1.0
Internet	233,860,935	46.5
Leisure Time	9,385,372	1.9
Pharmaceuticals	16,078,164	3.2
Retail	2,974,015	0.6
Semiconductors	28,208,611	5.7
Software	53,327,873	10.6
Total Value of Investments	490,354,130	97.6
Other assets less liabilities	12,314,046	2.4
Net Assets	$502,668,176	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 97.6%
CANADA — 3.3%
Shopify, Inc., Class A *	17,765	$16,862,538
CHINA — 24.7%
Alibaba Group Holding Ltd. ADR *	122,924	26,514,707
Meituan Dianping, Class B *	948,200	21,188,834
NetEase, Inc. ADR	19,591	8,411,984
NIO, Inc. ADR *	445,442	3,438,812
Pinduoduo, Inc. ADR *	227,876	19,560,876
TAL Education Group ADR *	175,306	11,987,424
Tencent Holdings Ltd.	512,400	32,833,523
		123,936,160
FRANCE — 5.8%
Hermes International	8,712	7,314,628
Kering	32,241	17,626,690
L'Oreal SA *	13,040	4,208,597
		29,149,915
GERMANY — 2.1%
Delivery Hero SE *	104,305	10,719,091
HONG KONG — 1.0%
AIA Group Ltd.	525,400	4,916,486
NETHERLANDS — 4.8%
Adyen NV *	5,907	8,597,563
ASML Holding NV	42,016	15,369,932
		23,967,495
SPAIN — 0.6%
Industria de Diseno Textil SA	112,086	2,974,015
UNITED STATES — 55.3%
Alphabet, Inc., Class C *	9,717	13,736,048
Amazon.com, Inc. *	14,908	41,128,489
Atlassian Corp. PLC, Class A *	67,747	12,212,752
Cloudflare, Inc., Class A *	106,323	3,822,312

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Long Term Global Growth Fund

	Shares	Value
DexCom, Inc. *	39,660	$16,078,164
Facebook, Inc., Class A *	85,928	19,511,671
Illumina, Inc. *	77,508	28,705,088
Intuitive Surgical, Inc. *	17,003	9,688,819
Ionis Pharmaceuticals, Inc. *	78,420	4,623,643
Netflix, Inc. *	39,772	18,097,851
NVIDIA Corp.	33,794	12,838,679
Peloton Interactive, Inc., Class A *	162,461	9,385,372
salesforce.com, Inc. *	47,986	8,989,217
Spotify Technology SA *	53,090	13,707,307
Tesla, Inc. *	42,055	45,411,410
Workday, Inc., Class A *	54,223	10,159,221
Zoom Video Communications, Inc., Class A *	38,386	9,732,387
		277,828,430
TOTAL INVESTMENTS — 97.6%
(cost $245,086,451)		$490,354,130
Other assets less liabilities — 2.4%		12,314,046
NET ASSETS — 100.0%		$502,668,176

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$373,202,334	$117,151,796	$—	$490,354,130
Total	$373,202,334	$117,151,796	$—	$490,354,130

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Long Term Global Growth Fund

ASSETS
Investments, at value (cost $245,086,451)	$490,354,130
Cash	12,485,041
Foreign Cash at value (cost $247,373)	247,131
Receivable for investments sold	473,162
Capital shares sold receivable	53,997
Tax reclaims receivable	9,502
Prepaid assets	12,090
Total Assets	503,635,053
LIABILITIES
Advisory fee payable	452,482
Payable for investment purchased	227,311
Administration & Supervisory fee payable	98,769
Servicing fee payable	50,840
Capital shares purchased payable	24,349
Trustee fee payable	2,905
Commitment fee payable	910
Accrued expenses	109,311
Total Liabilities	966,877
NET ASSETS	$502,668,176
COMPOSITION OF NET ASSETS
Paid-in capital	$252,695,847
Total distributable earnings	249,972,329
$502,668,176
NET ASSET VALUE, PER SHARE
Class 2 ($100,804,567 / 3,487,950 shares outstanding), unlimited authorized, no par value	$28.90
Class 4 ($99,935,439 / 2,948,106 shares outstanding), unlimited authorized, no par value	$33.90
Class K ($166,693,675 / 5,765,586 shares outstanding), unlimited authorized, no par value	$28.91
Institutional Class ($135,234,495 / 4,684,687 shares outstanding), unlimited authorized, no par value	$28.87

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford Long Term Global Growth Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $51,431)	$482,304
Interest	3,768
Total Investment Income	486,072
EXPENSES
Advisory fee (Note B)	827,725
Shareholder Servicing fees — Class 2 shares (Note B)	67,269
Shareholder Servicing fees — Class 4 shares (Note B)	28,338
Administration & Supervisory fee — Class K shares (Note B)	111,682
Administration & Supervisory fee — Institutional Class shares (Note B)	64,925
Transfer agency	35,275
Sub-transfer agency — Institutional Class shares	29,670
Fund accounting	64,185
Legal	30,612
Registration fees	25,585
Custody	13,920
Professional fees	13,623
Trustees' fees	6,294
Commitment fees	2,221
Miscellaneous	11,799
Total Expenses	1,333,123
Net Investment Loss	(847,051)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain from:
Investments	9,984,761
Foreign currency transactions	431
9,985,192
Net change in unrealized appreciation (depreciation) on:
Investments	131,239,627
Translation of net assets and liabilities denominated in foreign currencies	(5,924)
131,233,703
Net realized and unrealized gain	141,218,895
NET INCREASE IN NET ASSETS FROM OPERATIONS	$140,371,844

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford Long Term Global Growth Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(847,051)	$(1,011,594)
Net realized gain (loss)	9,985,192	(4,177,007)
Net change in unrealized appreciation	131,233,703	79,757,070
Net increase in net assets from operations	140,371,844	74,568,469
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—	(102,829)
Class 4	—	(91,124)
Class K	—	(194,232)
Institutional Class	—	(80,814)
Total Distributions to Shareholders	—	(468,999)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	106,250	155,750
Class 4	—	67,193,017 *
Class K	12,745,587	34,246,083
Institutional Class	53,015,987	50,656,366
Dividends reinvested:
Class 2	—	102,829
Class 4	—	91,124
Class K	—	194,231
Institutional Class	—	80,814
Cost of shares redeemed:
Class 2	—	(1,000,000)
Class 4	(3,850,000)	—
Class 5	—	(69,693,017)*
Class K	(32,627,047)	(1,500,000)
Institutional Class	(7,030,368)	(3,117,562)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	22,360,409	77,409,635
Total Increase in Net Assets	162,732,253	151,509,105
NET ASSETS
Beginning of period	339,935,923	188,426,818
End of period	$502,668,176	$339,935,923

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$20.68		$15.51	$17.33	$11.25	$11.76	$10.43
From Investment Operations
Net investment loss(a)	(0.05)		(0.07)	(0.04)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	8.27		5.27	(0.22)	6.16	(0.39)	1.47
Net increase (decrease) in net asset value from investment operations	8.22		5.20	(0.26)	6.08	(0.44)	1.43
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.03)	(1.56)	—	(0.07)	(0.12)
Total Dividends and Distributions	—		(0.03)	(1.56)	—	(0.07)	(0.12)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—	—	0.00 (b)	0.00 (b)	0.02
Net asset value, end of period	$28.90		$20.68	$15.51	$17.33	$11.25	$11.76
Total Return
Total return based on net asset value(c)	39.77%		33.49%	(1.42)%	54.07%	(3.80)%	13.99%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$100,805		$72,023	$54,661	$59,870	$32,434	$36,177
Ratio of net expenses to average net assets, before waiver	0.73	%*	0.76%	0.79%	0.82%	0.87%	0.91%
Ratio of net expenses to average net assets, after waiver	0.73	%*	0.76%	0.77%	0.77%	0.77%	0.77%
Ratio of net investment loss to average net assets	(0.47	)%*	(0.40)%	(0.22)%	(0.50)%	(0.43)%	(0.34)%
Portfolio turnover rate(d)	14%		5%	16%	13%	15%	10%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class 4 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Period April 10, 2019(a) through December 31, 2019		For the Period January 1, 2018 through April 9, 2018		For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Period October 7, 2015(b) through December 31, 2015
Net asset value, beginning of period	$24.24		$21.80		$19.99		$12.96	$13.53	$12.22
From Investment Operations
Net investment loss(c)	(0.05)		(0.04)		(0.03)		(0.07)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	9.71		2.51		1.11		7.10	(0.46)	1.39
Net increase (decrease) in net asset value from investment operations	9.66		2.47		1.08		7.03	(0.50)	1.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.03)		—		—	(0.07)	(0.08)
Total Dividends and Distributions	—		(0.03)		—		—	(0.07)	(0.08)
Proceeds from Purchase Fees and Redemption Fees(c)	—		—		—		0.00 (d)	0.00 (d)	0.01
Net asset value, end of period	$33.90		$24.24		$21.07		$19.99	$12.96	$13.53
Total Return
Total return based on net asset value(e)	39.84%		11.34	%(f)	5.41%		54.22%	(3.71)%	11.31%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$99,935		$74,808		$—		$58,802	$28,722	$43,344
Ratio of net expenses to average net assets, before waiver	0.63	%*	0.66	%*	0.67	%*	0.72%	0.76%	0.75%*
Ratio of net expenses to average net assets, after waiver	0.63	%*	0.66	%*	0.67	%*	0.67%	0.67%	0.67%*
Ratio of net investment loss to average net assets	(0.38	)%*	(0.27	)%*	0.15	%*	(0.41)%	(0.33)%	(0.39)%*
Portfolio turnover rate(g)	14%		5%		16%		13%	15%	10%

*  Annualized.

(a)  Recommencement of investment operations. Class had no shareholders from April 9, 2018 to April 9, 2019. All shares of this class were redeemed at $21.07 on April 9, 2018. New shares were issued at $21.80 on April 10, 2019.

(b)  Commencement of investment operations.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Amount is less than $0.005 per share.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Represents total return for the period April 10, 2019 (commencement of investment operations) through December 31, 2019. For the year ended December 31, 2019, the blended return for shares converted into Class 4 from Class 5 was 33.59.%.

(g)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Long Term Global Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$20.69		$15.52	$17.34	$13.96
From Investment Operations
Net investment loss(b)	(0.05)		(0.07)	(0.04)	(0.07)
Net realized and unrealized gain (loss) on investments	8.27		5.27	(0.22)	3.45
Net increase (decrease) in net asset value from investment operations	8.22		5.20	(0.26)	3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.03)	(1.56)	—
Total Dividends and Distributions	—		(0.03)	(1.56)	—
Net asset value, end of period	$28.91		$20.69	$15.52	$17.34
Total Return
Total return based on net asset value(c)	39.73%		33.50%	(1.41)%	24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$166,694		$136,096	$75,402	$70,639
Ratio of net expenses to average net assets, before waiver	0.73	%*	0.76%	0.79%	0.80	%*
Ratio of net expenses to average net assets, after waiver	0.73	%*	0.76%	0.77%	0.77	%*
Ratio of net investment loss to average net assets	(0.47	)%*	(0.41)%	(0.23)%	(0.61	)%*
Portfolio turnover rate(d)	14%		5%	16%	13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(d)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Long Term Global Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$20.66		$15.51	$17.34		$13.96
From Investment Operations
Net investment loss(b)	(0.06)		(0.10)	(0.19)		(0.06)
Net realized and unrealized gain (loss) on investments	8.27		5.28	(0.08	)(c)	3.44
Net increase (decrease) in net asset value from investment operations	8.21		5.18	(0.27)		3.38
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.03)	(1.56)		—
Total Dividends and Distributions	—		(0.03)	(1.56)		—
Net asset value, end of period	$28.87		$20.66	$15.51		$17.34
Total Return
Total return based on net asset value(d)	39.74%		33.40%	(1.47)%		24.21%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$135,234		$57,009	$356		$6
Ratio of net expenses to average net assets, before waiver	0.81	%*	0.86%	0.88%		0.80	%*
Ratio of net expenses to average net assets, after waiver	0.81	%*	0.86%	0.87%		0.80	%*
Ratio of net investment loss to average net assets	(0.52	)%*	(0.53)%	(0.91)%		(0.56	)%*
Portfolio turnover rate(e)	14%		5%	16%		13%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Value	% of Total Net Assets
Auto Manufacturers	$4,024,452	9.5%
Banks	886,002	2.1
Biotechnology	5,076,315	12.0
Building Materials	3,182,067	7.5
Chemicals	4,945,529	11.7
Computers	319,093	0.8
Electric	867,588	2.0
Electronics	728,743	1.7
Food	365,095	0.9
Healthcare — Products	2,043,466	4.8
Healthcare — Services	1,179,582	2.8
Insurance	699,793	1.6
Internet	7,473,539	17.7
Machinery — Diversified	1,594,381	3.8
Pharmaceuticals	2,763,612	6.5
Semiconductors	4,283,934	10.1
Telecommunications	302,445	0.7
Total Value of Investments	40,735,636	96.2
Other assets less liabilities	1,613,285	3.8
Net Assets	$42,348,921	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
COMMON STOCKS — 94.5%
ARGENTINA — 4.1%
MercadoLibre, Inc. *	1,781	$1,755,656
BELGIUM — 4.0%
Umicore SA	35,687	1,684,565
CANADA — 2.8%
Shopify, Inc., Class A *	1,237	1,174,160
CHINA — 1.9%
Alibaba Group Holding Ltd. ADR *	3,725	803,482
DENMARK — 8.0%
Chr. Hansen Holding A/S	14,527	1,498,394
Novozymes A/S, B Shares	17,396	1,008,549
Orsted A/S	7,518	867,588
		3,374,531
INDONESIA — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	4,151,000	886,002
IRELAND — 3.7%
Kingspan Group PLC	24,269	1,566,710
JAPAN — 6.9%
M3, Inc.	56,500	2,400,184
Sysmex Corp.	6,900	529,656
		2,929,840
KENYA — 0.7%
Safaricom PLC	1,123,500	302,445
NETHERLANDS — 5.5%
ASML Holding NV	6,342	2,319,976
SOUTH AFRICA — 1.7%
Discovery Ltd.	115,842	699,793

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Positive Change Equities Fund

	Shares	Value
SWEDEN — 3.8%
Nibe Industrier AB, B Shares *	72,830	$1,615,357
TAIWAN — 4.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	34,595	1,963,958
UNITED KINGDOM — 0.8%
FDM Group Holdings PLC	28,393	319,093
UNITED STATES — 43.9%
ABIOMED, Inc. *	4,227	1,021,074
Alnylam Pharmaceuticals, Inc. *	8,446	1,250,937
Alphabet, Inc., Class A *	945	1,340,057
Beyond Meat, Inc. *	2,725	365,095
Deere & Co.	4,392	690,203
DexCom, Inc. *	6,817	2,763,612
Ecolab, Inc.	3,790	754,020
Glaukos Corp. *	12,825	492,737
Illumina, Inc. *	6,227	2,306,169
Moderna, Inc. *	23,660	1,519,209
Teladoc Health, Inc. *	6,181	1,179,582
Tesla, Inc. *	3,727	4,024,452
Xylem, Inc.	13,919	904,178
		18,611,325
Total Common Stocks
(cost $28,194,486)		40,006,893
PREFERRED STOCKS — 1.7%
GERMANY — 1.7%
Sartorius AG 0.12% (cost $471,749)	2,208	728,743
TOTAL INVESTMENTS — 96.2%
(cost $28,666,235)		$40,735,636
Other assets less liabilities — 3.8%		1,613,285
NET ASSETS — 100.0%		$42,348,921

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Positive Change Equities Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$25,176,169	$14,830,724	$—	$40,006,893
Preferred Stocks **	—	728,743	—	728,743
Total	$25,176,169	$15,559,467	$—	$40,735,636

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford Positive Change Equities Fund

ASSETS
Investments, at value (cost $28,666,235)	$40,735,636
Cash	1,006,943
Capital shares sold receivable	632,165
Due from Investment Advisor	30,368
Dividends receivable	17,294
Tax reclaims receivable	11,371
Prepaid assets	18,682
Total Assets	42,452,459
LIABILITIES
Advisory fee payable	27,900
Administration & Supervisory fee payable	14,373
Trustee fee payable	257
Commitment fee payable	111
Accrued expenses	60,897
Total Liabilities	103,538
NET ASSETS	$42,348,921
COMPOSITION OF NET ASSETS
Paid-in capital	$29,793,929
Total distributable earnings	12,554,992
$42,348,921
NET ASSET VALUE, PER SHARE
Class K ($24,215,320 / 1,435,086 shares outstanding), unlimited authorized, no par value	$16.87
Institutional Class ($18,133,601 / 1,075,333 shares outstanding), unlimited authorized, no par value	$16.86

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford Positive Change Equities Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $19,667)	$106,940
Interest	198
Total Investment Income	107,138
EXPENSES
Advisory fee (Note B)	50,236
Administration & Supervisory fee — Class K shares (Note B)	15,595
Administration & Supervisory fee — Institutional Class shares (Note B)	10,284
Transfer agency	18,892
Sub-transfer agency — Institutional Class shares	442
Fund accounting	43,815
Registration fees	21,430
Professional fees	13,912
Custody	5,682
Legal	2,235
Trustees' fees	518
Commitment fees	312
Line of Credit	287
Miscellaneous	4,354
Total Expenses	187,994
Fees waived	(88,597)
Net Expenses	99,397
Net Investment Income	7,741
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments	539,018
Forward foreign currency contracts	4,442
Foreign currency transactions	(15,883)
527,577
Net change in unrealized appreciation on:
Investments	8,457,461
Translation of net assets and liabilities denominated in foreign currencies	14
8,457,475
Net realized and unrealized gain	8,985,052
NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,992,793

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford Positive Change Equities Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$7,741	$80,352
Net realized gain	527,577	39,972
Net change in unrealized appreciation	8,457,475	5,080,153
Net increase in net assets from operations	8,992,793	5,200,477
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(65,275)
Institutional Class	—	(40,744)
Total Distributions to Shareholders	—	(106,019)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	4,247,802	8,086,054
Institutional Class	4,381,801	884,224
Dividends reinvested:
Class K	—	18,677
Institutional Class	—	40,744
Cost of shares redeemed:
Class K	(1,485,542)	—
Institutional Class	(429,130)	(10,610)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	6,714,931	9,019,089
Total Increase in Net Assets	15,707,724	14,113,547
NET ASSETS
Beginning of period	26,641,197	12,527,650
End of period	$42,348,921	$26,641,197

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Positive Change Equities Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.13		$10.10	$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	0.00	(c)	0.05	(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss)	3.74		3.04	(0.04	)(d)	0.16
Net increase (decrease) in net asset value from investment operations	3.74		3.09	(0.06)		0.16
Dividends and Distributions to Shareholders
From net investment income	—		(0.04)	—		—
From net realized gain on investments	—		(0.02)	—		—
Total Dividends and Distributions	—		(0.06)	—		—
Net asset value, end of period	$16.87		$13.13	$10.10		$10.16
Total Return
Total return based on net asset value(e)	28.48%		30.53%	(0.59)%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$24,215		$15,923	$5,036		$508
Ratio of net expenses to average net assets, before waiver	1.23	%*	1.63%	3.21%		53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%		0.65	%*
Ratio of net investment income (loss) to average net assets	0.05	%*	0.44%	(0.14)%		(0.47	)%*
Portfolio turnover rate(f)	15%		7%	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.
The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford Positive Change Equities Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018		For the Period December 14, 2017(a) through December 31, 2017
Net asset value, beginning of period	$13.13		$10.10	$10.16		$10.00
From Investment Operations
Net investment income (loss)(b)	0.00	(c)	0.05	(0.02)		(0.00	)(c)
Net realized and unrealized gain (loss)	3.73		3.03	(0.04	)(d)	0.16
Net increase (decrease) in net asset value from investment operations	3.73		3.08	(0.06)		0.16
Dividends and Distributions to Shareholders
From net investment income	—		(0.03)	—		—
From net realized gain on investments	—		(0.02)	—		—
Total Dividends and Distributions	—		(0.05)	—		—
Net asset value, end of period	$16.86		$13.13	$10.10		$10.16
Total Return
Total return based on net asset value(e)	28.41%		30.49%	(0.59)%		1.60%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$18,134		$10,718	$7,492		$508
Ratio of net expenses to average net assets, before waiver	1.24	%*	1.63%	3.21%		53.13	%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.65%		0.80	%*
Ratio of net investment income (loss) to average net assets	0.06	%*	0.41%	(0.14)%		(0.47	)%*
Portfolio turnover rate(f)	15%		7%	7%		0%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Amount is less than $0.005 per share.

(d)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(e)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Value	% of Total Net Assets
Advertising	$1,446,327	4.1%
Aerospace/Defense	236,896	0.7
Auto Manufacturers	3,374,406	9.6
Banks	697,202	2.0
Biotechnology	2,338,095	6.7
Commercial Services	3,175,314	9.1
Distribution/Wholesale	486,365	1.4
Diversified Financial Services	1,209,145	3.4
Healthcare — Products	1,751,182	5.0
Healthcare — Services	537,024	1.5
Internet	14,177,728	40.4
Real Estate	710,081	2.0
Retail	139,266	0.4
Semiconductors	444,875	1.3
Software	3,429,260	9.8
Total Value of Investments	34,153,166	97.4
Other assets less liabilities	914,258	2.6
Net Assets	$35,067,424	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
COMMON STOCKS — 97.4%
CANADA — 9.9%
Shopify, Inc., Class A *	3,667	$3,480,716
UNITED STATES — 87.5%
ABIOMED, Inc. *	2,671	645,207
Activision Blizzard, Inc.	3,036	230,432
Alnylam Pharmaceuticals, Inc. *	3,875	573,926
Alphabet, Inc., Class C *	785	1,109,684
Amazon.com, Inc. *	1,307	3,605,778
Appian Corp., Class A *	4,830	247,538
Chegg, Inc. *	13,694	921,059
Chewy, Inc., Class A *	11,618	519,208
Cloudflare, Inc., Class A *	6,157	221,344
CoStar Group, Inc. *	920	653,816
Denali Therapeutics, Inc. *	10,588	256,018
Eventbrite, Inc., Class A *	6,770	58,019
Facebook, Inc., Class A *	2,988	678,485
First Republic Bank	6,578	697,202
Glaukos Corp. *	7,248	278,468
HEICO Corp., Class A	2,916	236,896
Illumina, Inc. *	2,925	1,083,274
Interactive Brokers Group, Inc., Class A	5,749	240,136
Lyft, Inc., Class A *	3,325	109,758
MarketAxess Holdings, Inc.	3,195	1,600,439
Mastercard, Inc., Class A	3,277	969,009
Moderna, Inc. *	6,617	424,877
Netflix, Inc. *	3,420	1,556,237
Novocure Ltd. *	7,233	428,917
NVIDIA Corp.	1,171	444,875
Penumbra, Inc. *	2,229	398,590
Redfin Corp. *	16,943	710,081
Roku, Inc. *	5,292	616,677
Slack Technologies, Inc., Class A *	15,001	466,381
Stitch Fix, Inc., Class A *	10,148	253,091
Teladoc Health, Inc. *	2,814	537,024
Tesla, Inc. *	3,125	3,374,406
Trade Desk, Inc. (The), Class A *	3,558	1,446,327
Twilio, Inc., Class A *	1,641	360,068

The accompanying notes are an integral part of the financial statements.

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

	Shares	Value
Vroom, Inc. *	2,671	$139,266
Watsco, Inc.	2,737	486,365
Wayfair, Inc., Class A *	9,604	1,897,847
Workday, Inc., Class A *	3,924	735,201
Yext, Inc. *	13,859	230,198
Zillow Group, Inc., Class A *	5,084	292,228
Zoom Video Communications, Inc., Class A *	3,700	938,098
		30,672,450
TOTAL INVESTMENTS — 97.4%
(cost $22,448,989)		$34,153,166
Other assets less liabilities — 2.6%		914,258
NET ASSETS — 100.0%		$35,067,424

*  Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$34,153,166	$—	$—	$34,153,166
Total	$34,153,166	$—	$—	$34,153,166

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

ASSETS
Investments, at value (cost $22,448,989)	$34,153,166
Cash	568,251
Capital shares sold receivable	401,151
Due from Investment Advisor	25,968
Dividends receivable	233
Prepaid assets	13,210
Total Assets	35,161,979
LIABILITIES
Advisory fee payable	20,092
Payable for investment purchased	12,317
Administration & Supervisory fee payable	10,350
Trustee fee payable	171
Commitment fee payable	64
Accrued expenses	51,561
Total Liabilities	94,555
NET ASSETS	$35,067,424
COMPOSITION OF NET ASSETS
Paid-in capital	$23,844,070
Total distributable earnings	11,223,354
$35,067,424
NET ASSET VALUE, PER SHARE
Class K ( $21,100,022 / 801,045 shares outstanding), unlimited authorized, no par value	$26.34
Institutional Class ( $13,967,402 / 530,887 shares outstanding), unlimited authorized, no par value	$26.31

The accompanying notes are an integral part of the financial statements.

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford U.S. Equity Growth Fund

INVESTMENT INCOME
Dividends	$16,739
Interest	122
Total Investment Income	16,861
EXPENSES
Advisory fee (Note B)	35,347
Administration & Supervisory fee — Class K shares (Note B)	13,372
Administration & Supervisory fee — Institutional Class shares (Note B)	4,837
Transfer agency	17,587
Sub-transfer agency — Institutional Class shares	1,839
Fund accounting	38,137
Registration fees	21,316
Professional fees	12,060
Custody	1,953
Legal	1,885
Trustees' fees	347
Commitment fees	203
Miscellaneous	4,107
Total Expenses	152,990
Fees waived	(81,526)
Net Expenses	71,464
Net Investment Loss	(54,603)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(464,938)
(464,938)
Net change in unrealized appreciation on:
Investments	9,266,601
9,266,601
Net realized and unrealized gain	8,801,663
NET INCREASE IN NET ASSETS FROM OPERATIONS	$8,747,060

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford U.S. Equity Growth Fund

	For the Six Months Ended June 30, 2020 (unaudited)	For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(54,603)	$(73,863)
Net realized gain (loss)	(464,938)	378,374
Net change in unrealized appreciation	9,266,601	3,471,672
Net increase in net assets from operations	8,747,060	3,776,183
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class K	—	(185,245)
Institutional Class	—	(46,343)
Total Distributions to Shareholders	—	(231,588)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class K	1,099,365	117,664
Institutional Class	8,424,737	3,569,371
Dividends reinvested:
Class K	—	185,245
Institutional Class	—	46,343
Cost of shares redeemed:
Class K	(120,690)	—
Institutional Class	(414,398)	(732,087)
Increase in Net Assets from Transactions in Shares of Beneficial Interest	8,989,014	3,186,536
Total Increase in Net Assets	17,736,074	6,731,131
NET ASSETS
Beginning of period	17,331,350	10,600,219
End of period	$35,067,424	$17,331,350

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford U.S. Equity Growth Fund
Selected data for a Class K share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019	For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.25		$14.25	$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.05)		(0.08)	(0.07)	(0.03)
Net realized and unrealized gain	8.14		4.33	1.22 (c)	1.98
Net increase in net asset value from investment operations	8.09		4.25	1.15	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.25)	(0.29)	(0.05)
Total Dividends and Distributions	—		(0.25)	(0.29)	(0.05)
Net asset value, end of period	$26.34		$18.25	$14.25	$13.39
Total Return
Total return based on net asset value(d)	44.33%		29.78%	8.60%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$21,100		$13,867	$10,594	$1,344
Ratio of net expenses to average net assets, before waiver	1.42	%*	1.72%	7.75%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.65	%*	0.65%	0.63%	0.57%*
Ratio of net investment loss to average net assets	(0.49	)%*	(0.45)%	(0.46)%	(0.31)%*
Portfolio turnover rate(e)	6%		18%	107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford U.S. Equity Growth Fund
Selected data for an Institutional Class share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Period April 28, 2017(a) through December 31, 2017
Net asset value, beginning of period	$18.23		$14.21		$13.39	$11.49
From Investment Operations
Net investment loss(b)	(0.06)		(0.10)		(0.10)	(0.03)
Net realized and unrealized gain	8.14		4.37		1.21 (c)	1.98
Net increase in net asset value from investment operations	8.08		4.27		1.11	1.95
Dividends and Distributions to Shareholders
From net realized gain on investments	—		(0.25)		(0.29)	(0.05)
Total Dividends and Distributions	—		(0.25)		(0.29)	(0.05)
Net asset value, end of period	$26.31		$18.23		$14.21	$13.39
Total Return
Total return based on net asset value(d)	44.32%		30.01	%(e)	8.30%	17.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,967		$3,464		$6	$6
Ratio of net expenses to average net assets, before waiver	1.45	%*	1.82%		6.69%	13.11%*
Ratio of net expenses to average net assets, after waiver	0.72	%*	0.75%		0.78%	0.72%*
Ratio of net investment loss to average net assets	(0.57	)%*	(0.56)%		(0.53)%	(0.31)%*
Portfolio turnover rate(f)	6%		18%		107%	15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c)  Calculation of the net gain or loss per share (both realized and unrealized) may not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of sales and repurchases of Class shares in relation to fluctuating market values of the investments of the Fund.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Excluding reimbursement received from the Manager, total return for the period is 29.72%. See Note D.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Note A — Organization and Accounting Policies

Each fund identified in the table below (each, a "Fund", and collectively, the "Funds") is a series of Baillie Gifford Funds (the "Trust"). The Trust includes two series, Baillie Gifford Multi Asset Fund and Baillie Gifford International All Cap Fund, that are not included in this report. The investment objective of each Fund includes achieving capital appreciation. For more detail on specific objectives of each Fund and a description of each share class, please refer to the relevant prospectus. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a Massachusetts business trust on June 21, 2000, under the laws of Massachusetts. The Trust operates pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

On November 25, 2019, the Funds changed names as noted below:

Baillie Gifford Developed EAFE All Cap Fund formerly known as The EAFE Pure Fund

Baillie Gifford EAFE Plus All Cap Fund formerly known as The EAFE Choice Fund

Baillie Gifford Emerging Markets Equities Fund formerly known as The Emerging Markets Fund

Baillie Gifford Global Alpha Equities Fund formerly known as The Global Alpha Equity Fund

Baillie Gifford Global Stewardship Equities Fund formerly known as The Global Select Equity Fund

Baillie Gifford International Alpha Fund formerly known as The International Equity Fund

Baillie Gifford International Concentrated Growth Equities Fund formerly known as The International Concentrated Growth Fund

Baillie Gifford International Growth Fund formerly known as The EAFE Fund

Baillie Gifford International Smaller Companies Fund formerly known as The International Smaller Companies Fund

Baillie Gifford Long Term Global Growth Fund formerly known as The Long Term Global Growth Equity Fund

Baillie Gifford Positive Change Equities Fund formerly known as The Positive Change Equity Fund

Baillie Gifford U.S. Equity Growth Fund formerly known as The U.S. Equity Growth Fund

The following table is a summary of classes of the Funds with shares outstanding as of June 30, 2020:

	Baillie Gifford China A Shares Fund	Baillie Gifford Developed EAFE All Cap Fund	Baillie Gifford EAFE Plus All Cap Fund	Baillie Gifford Emerging Markets Equities Fund	Baillie Gifford Global Alpha Equities Fund	Baillie Gifford Global Stewardship Equities Fund	Baillie Gifford International Alpha Fund	Baillie Gifford International Concentrated Growth Equities Fund	Baillie Gifford International Growth Fund	Baillie Gifford International Smaller Companies Fund	Baillie Gifford Long Term Global Growth Fund	Baillie Gifford Positive Change Equities Fund	Baillie Gifford U.S. Equity Growth Fund
Class 2	N/A	X	X	X	X	N/A	X	N/A	X	N/A	X	N/A	N/A
Class 3	N/A	X	N/A	X	X	N/A	X	N/A	X	N/A	N/A	N/A	N/A
Class 4	N/A	N/A	N/A	X	X	N/A	X	N/A	X	N/A	X	N/A	N/A
Class 5	N/A	N/A	N/A	X	N/A	N/A	X	N/A	X	N/A	N/A	N/A	N/A
Class K	X	X	X	X	X	X	X	X	X	X	X	X	X
Institutional Class	X	X	X	X	X	X	X	X	X	X	X	X	X

The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Funds have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

increases and decreases in net assets from operations for the Funds during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange for which there is no reported sale during the day (and in the case of over-the-counter securities not so listed) are valued at the mean between the last available bid and ask prices.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of a Fund's net asset value.

If events materially affecting the value of the Funds' portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Funds utilize a third party pricing service which for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Funds use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Funds' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Funds use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund's investments at June 30, 2020 is disclosed at the end of each Fund's Portfolio of Investments.

For the six months ended June 30, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Funds' securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Non-cash income, if any, is included in investment income and is recorded at the fair market value of securities received.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

Each Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Funds' shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Funds will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest.

In addition to the requirements of the Code, the Funds may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2020, Baillie Gifford Emerging Markets Equities Fund and Baillie Gifford Global Alpha Equities Fund recorded a receivable for Indian capital gains tax refunds of $1,347,063 and $ 76,898 respectively.

The Funds are subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Funds' tax

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Funds. The previous three tax year ends and the interim tax period since then, as applicable, remain subject to examination.

At December 31, 2019 for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Losses No Expiration	Long Term Capital Losses No Expiration	Capital Loss Available Total
Baillie Gifford Developed EAFE All Cap Fund	$(5,023,594)	$(5,128,994)	$(10,152,588)
Baillie Gifford International Concentrated Growth Equities Fund	(2,534,594)	(1,695,693)	(4,230,287)
Baillie Gifford Long Term Global Growth Fund	(413,582)	(3,823,418)	(4,237,000)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year or period ended December 31, 2019, the Funds shown below incurred and will elect to defer net post-October or late year losses as indicated.

Fund	Post October Capital/ Late Year Ordinary Losses
Baillie Gifford China A Shares Fund	$(1,436)
Baillie Gifford Developed EAFE All Cap Fund	—
Baillie Gifford EAFE Plus All Cap Fund	—
Baillie Gifford Emerging Markets Equities Fund	(4,358,962)
Baillie Gifford Global Alpha Equities Fund	—
Baillie Gifford Global Stewardship Equities Fund	(583)
Baillie Gifford International Alpha Fund	(86,772)
Baillie Gifford International Concentrated Growth Equities Fund	(6,492)
Baillie Gifford International Growth Fund	(312,432)
Baillie Gifford International Smaller Companies Fund	(6,265)
Baillie Gifford Long Term Global Growth Fund	—
Baillie Gifford Positive Change Equities Fund	(202)
Baillie Gifford U.S. Equity Growth Fund	(13,342)

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

Dividends and Distributions to Shareholders

The Funds intend to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Funds at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Funds' policies are to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

The Funds' cost of investments and gross unrealized appreciation (depreciation) at June 30, 2020 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
Baillie Gifford China A Shares Fund	$979,231	$397,931	$(18,628)	$379,303
Baillie Gifford Developed EAFE All Cap Fund	430,420,938	127,275,987	(34,261,660)	93,014,327
Baillie Gifford EAFE Plus All Cap Fund	335,560,016	129,208,804	(23,651,717)	105,557,087
Baillie Gifford Emerging Markets Equities Fund	3,481,046,192	906,452,543	(324,066,219)	582,386,324
Baillie Gifford Global Alpha Equities Fund	729,261,742	403,372,742	(39,922,414)	363,450,328
Baillie Gifford Global Stewardship Equities Fund	3,014,371	1,569,733	(202,788)	1,366,945
Baillie Gifford International Alpha Fund	2,102,106,848	986,775,005	(126,634,949)	860,140,056
Baillie Gifford International Concentrated Growth Equities Fund	123,792,877	53,811,487	(2,670,028)	51,141,459
Baillie Gifford International Growth Fund	1,701,571,430	1,988,916,161	(101,297,161)	1,887,619,000
Baillie Gifford International Smaller Companies Fund	1,032,732	390,643	(110,195)	280,448
Baillie Gifford Long Term Global Growth Fund	245,282,291	245,670,399	(598,560)	245,071,839
Baillie Gifford Positive Change Equities Fund	28,715,788	13,057,589	(1,037,741)	12,019,848
Baillie Gifford U.S. Equity Growth Fund	22,483,537	12,270,795	(601,166)	11,669,629

Note B — Investment Management and Other Services

The Funds are advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Funds (the "Advisory Agreement"), each Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by each Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of that Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford China A Shares Fund	$0 - $2 > $2 - $5 Above $5	0.55 0.51% 0.49%%
Baillie Gifford Developed EAFE All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford EAFE Plus All Cap Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford Emerging Markets Equities Fund	$0 - $2 > $2 - $5 Above $5	0.55 0.51% 0.49%%

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford Global Alpha Equities Fund	$0 - $2 > $2 - $5 Above $5	0.40 0.36% 0.34%%
Baillie Gifford Global Stewardship Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%%
Baillie Gifford International Alpha Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford International Concentrated Growth	$0 - $2	0.40%
Equities Fund	> $2 - $5	0.36%
	Above $5	0.34%
Baillie Gifford International Growth Fund	$0 - $2 > $2 - $5 Above $5	0.35 0.31% 0.29%%
Baillie Gifford International Smaller Companies Fund	All assets	0.58%
Baillie Gifford Long Term Global Growth Fund	$0 - $2 > $2 - $5 Above $5	0.45 0.41% 0.39%%
Baillie Gifford Positive Change Equities Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%%
Baillie Gifford U.S. Equity Growth Fund	$0 - $2 > $2 - $5 Above $5	0.33 0.29% 0.27%%

The Manager has contractually agreed to waive its fees and/or bear expenses of the following Funds to the extent that such Fund's total annual operating expenses (excluding taxes, sub-accounting expenses and extraordinary expenses) exceed the following amounts:

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford China A Shares Fund	Class K	0.87%	April 30, 2021
	Institutional Class	0.87%	April 30, 2021
Baillie Gifford Global Stewardship Equities Fund	Class K	0.65%	April 30, 2021
	Institutional Class	0.65%	April 30, 2021
Baillie Gifford International Concentrated Growth Equities Fund	Class K	0.72%	April 30, 2021
	Institutional Class	0.72%	April 30, 2021
Baillie Gifford International Smaller Companies Fund	Class K	0.90%	April 30, 2021
	Institutional Class	0.90%	April 30, 2021

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Fund	Class	Expense Limitation	Expiration Date
Baillie Gifford Long Term Global Growth Fund	Class 2	0.77%	April 30, 2021
	Class 3	0.70%	April 30, 2021
	Class 4	0.67%	April 30, 2021
	Class 5	0.62%	April 30, 2021
	Class K	0.77%	April 30, 2021
	Institutional Class	0.77%	April 30, 2021
Baillie Gifford Positive Change Equities Fund	Class K	0.65%	April 30, 2021
	Institutional Class	0.65%	April 30, 2021
Baillie Gifford U.S. Equity Growth Fund	Class K	0.65%	April 30, 2021
	Institutional Class	0.65%	April 30, 2021

Waived fees for all Funds are not subject to recoupment. These contractual agreements may only be terminated by the Board.

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Funds.

The Funds mentioned in the following table have adopted a Shareholder Servicing Plan providing that the

Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Funds pay the Manager a fee at the annualized rate of the Funds' average daily net assets attributed to each class of shares as follows:

	Baillie Gifford Developed EAFE All Cap Fund	Baillie Gifford EAFE Plus All Cap Fund	Baillie Gifford Emerging Markets Equities Fund	Baillie Gifford Global Alpha Equities Fund	Baillie Gifford International Alpha Fund	Baillie Gifford International Growth Fund	Baillie Gifford Long Term Global Growth Fund
Class 2	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%
Class 3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Class 4	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%	0.07%
Class 5	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%

With respect to Class K and Institutional Class shares, the Manager is responsible for providing certain administrative services to Fund shareholders as well as coordinating, overseeing and supporting services provided to Fund shareholders by third parties, including financial intermediaries that hold accounts with the Funds, pursuant to an Administration and Supervisory Agreement between the Manager and the Trust on behalf of each Fund. Each Fund has adopted an Administration, Supervisory and Sub-Accounting Services Plan with respect to Class K and Institutional Class shares of each Fund, which authorizes each Fund to pay the Manager an Administration and Supervisory Fee quarterly, in arrears, with respect to Class K and Institutional Class shares at an annual rate of 0.17% of such Fund's average net assets.

Institutional Class shares bear expenses in connection with compensating financial intermediaries for sub-

transfer agency and other services. Class K shares do not bear such expenses.

The Funds may enter into certain agreements with Financial Intermediaries that require payments for sub-transfer agency services in excess of the Board approved cap on payments and/or reimbursements to Financial Intermediaries. In such instances the Manager will pay, out of its own profits, the difference between the amount due under the agreement with the Financial Intermediary and the cap on such payments and/or reimbursements approved by the Board.

The Bank of New York Mellon serves as the Funds' administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short term securities) for the period ended June 30, 2020 were as follows:

Fund	Purchases	Sales
Baillie Gifford China A Shares Fund	$96,585	$90,978
Baillie Gifford Developed EAFE All Cap Fund	42,866,810	72,033,030
Baillie Gifford EAFE Plus All Cap Fund	50,794,222	41,567,114
Baillie Gifford Emerging Markets Equities Fund	1,075,756,149	420,301,119
Baillie Gifford Global Alpha Equities Fund	212,989,557	122,507,291
Baillie Gifford Global Stewardship Equities Fund	310,174	363,910
Baillie Gifford International Alpha Fund	699,921,911	297,386,407
Baillie Gifford International Concentrated Growth Equities Fund	51,722,643	8,484,162
Baillie Gifford International Growth Fund	465,638,066	395,043,053
Baillie Gifford International Smaller Companies Fund	73,937	105,860
Baillie Gifford Long Term Global Growth Fund	69,752,083	52,422,665
Baillie Gifford Positive Change Equities Fund	9,833,101	4,467,176
Baillie Gifford U.S. Equity Growth Fund	9,622,352	1,349,229

Note D — Transactions in Shares of Beneficial Interest

Baillie Gifford China A Shares Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares redeemed	—	—	—	—
Net increase (decrease)	—	$—	—	$—
Baillie Gifford China A Shares Fund
	Class K Shares For the Period Ended December 31, 2019		Institutional Class Shares For the Period Ended December 31, 2019
Shares	Amount		Shares	Amount
Shares sold	50,000	$500,000	50,000	$500,000
Shares issued in reinvestment of dividends and distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	50,000	$500,000	50,000	$500,000

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Developed EAFE All Cap Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 3 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	249	$3,000	—	$—
Shares redeemed	—	—	—	—
Net increase	249	$3,000	—	$—
	Baillie Gifford Developed EAFE All Cap Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	689,058	$7,750,837	1,172,832	$14,582,091
Shares redeemed	(3,680,034)	(43,878,232)	(561,310)	(5,964,094)
Net increase (decrease)	(2,990,976)	$(36,127,395)	611,522	$8,617,997
	Baillie Gifford Developed EAFE All Cap Fund
	Class 2 Shares For the Period Ended December 31, 2019		Class 3 Shares For the Period Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	519	$6,000	—	$—
Shares issued in reinvestment of dividends and distributions	196,688	2,596,461	75,196	1,002,546
Shares redeemed	(794,863)	(9,000,000)	—	—
Net increase (decrease)	(597,656)	$(6,397,539)	75,196	$1,002,546
	Baillie Gifford Developed EAFE All Cap Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	5,978,804	$73,243,343	587,848	$7,084,206
Shares issued in reinvestment of dividends and distributions	199,149	2,624,780	8,164	107,514
Shares redeemed	(2,529,710)	(29,311,401)	(80,919)	(990,117)
Net increase	3,648,243	$46,556,722	515,093	$6,201,603

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford EAFE Plus All Cap Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 3 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	51,517	$783,000	—	$—
Shares redeemed	(1,119,131)	(17,025,465)	—	—
Net decrease	(1,067,614)	$(16,242,465)	—	$—
	Baillie Gifford EAFE Plus All Cap Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,632,391	$26,400,640	333,532	$5,531,671
Shares redeemed	(605,951)	(9,950,000)	(48,097)	(729,465)
Net increase	1,026,440	$16,450,640	285,435	$4,802,206
	Baillie Gifford EAFE Plus All Cap Fund
	Class 2 Shares For the Year Ended December 31, 2019		Class 3 Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	178,140	$2,723,300	—	$—
Shares issued in reinvestment of dividends and distributions	660,317	11,089,493	—	—
Shares redeemed	(35,301)	(528,300)	—	—
Net increase	803,156	$13,284,493	—	$—
	Baillie Gifford EAFE Plus All Cap Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	1,798,306	$27,900,000	585,572	$9,046,949
Shares issued in reinvestment of dividends and distributions	247,557	4,146,582	49,558	828,614
Shares redeemed	(90,034)	(1,375,000)	(51,426)	(805,468)
Net increase	1,955,829	$30,671,582	583,704	$9,070,095

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Emerging Markets Equities Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 3 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares		Amount
Shares sold	158	$3,000	—		$—
Shares redeemed	(736,002)	(13,000,000)	(9,780,806	)*	(218,894,438	)*
Net decrease	(735,844)	$(12,997,000)	(9,780,806)		$(218,894,438)

*  9,780,806 shares and $218,894,438 converted from Class 3 into Class 4.

	Baillie Gifford Emerging Markets Equities Fund
	Class 4 Shares For the Period Ended June 30, 2020				Class 5 Shares For the Period Ended June 30, 2020
	Shares		Amount		Shares	Amount
Shares sold	9,649,345	**	$218,894,438	**	11,368,050	$212,200,000
Shares redeemed	—		—		(90,079)	(2,060,000)
Net increase	9,649,345		$218,894,438		11,277,971	$210,140,000

**  9,649,345 shares and $218,894,438 converted into Class 4 from Class 3.

	Baillie Gifford Emerging Markets Equities Fund
	Class K Shares For the Period Ended June 30, 2020				Institutional Class Shares For the Period Ended June 30, 2020
	Shares		Amount		Shares	Amount
Shares sold	25,011,964		$454,779,383		13,823,193	$253,492,330
Shares issued in reinvestment of dividends and distributions	—		—		349	7,580
Shares redeemed	(9,854,940)		(172,025,892)		(5,692,151)	(103,843,398)
Net increase	15,157,024		$282,753,491		8,131,391	$149,656,512
	Baillie Gifford Emerging Markets Equities Fund
	Class 2 Shares For the Year Ended December 31, 2019				Class 3 Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares	Amount
Shares sold	345,334		$7,306,000		5,731,888 ***	$106,960,476 ***
Shares issued in reinvestment of dividends and distributions	202,888		4,430,516		588,293	12,961,322
Shares redeemed	(5,927,081	)****	(109,960,476	)****	—	—
Net increase (decrease)	(5,378,859)		$(98,223,960)		6,320,181	$119,921,798

***  5,731,888 shares and $106,960,476 converted into Class 3 from Class 2.

****  5,781,084 shares and $106,960,476 converted from Class 2 into Class 3.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Emerging Markets Equities Fund
Class 5 Shares	Class K Shares For the Year Ended December 31, 2019		For the Year Ended December 31, 2019
	Shares	Amount	Shares		Amount
Shares sold	339,491	$7,000,000	39,089,342	*	$797,388,161	*
Shares issued in reinvestment of dividends and distributions	2,195,036	49,677,405	1,848,743		40,228,644
Shares redeemed	(1,680,402)	(34,320,000)	(7,957,791)		(158,716,823)
Net increase	854,125	$22,357,405	32,980,294		$678,899,982

*  6,907,896 shares and $144,490,534 converted into Class K from Institutional Class.

	Baillie Gifford Emerging Markets Equities Fund
	Institutional Class Shares For the Year Ended December 31, 2019
	Shares		Amount
Shares sold	25,316,056		$498,938,452
Shares issued in reinvestment of dividends and distributions	1,129,370		24,574,424
Shares redeemed	(10,339,139	)**	(213,958,164	)**
Net increase	16,106,287		$309,554,712

**  6,914,479 shares and $144,490,534 converted from Institutional Class into Class K.

	Baillie Gifford Global Alpha Equities Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 3 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,121,608	$16,403,000	—	$—
Shares redeemed	(311,452)	(4,200,000)	—	—
Net increase	810,156	$12,203,000	—	$—

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Global Alpha Equities Fund
	Class 4 Shares For the Period Ended June 30, 2020		Class K Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	1,243,487	$20,000,000	4,779,998	$77,193,652
Shares redeemed	(1,398,930)	(25,000,000)	(268,582)	(4,121,138)
Net increase (decrease)	(155,443)	$(5,000,000)	4,511,416	$73,072,514

	Baillie Gifford Global Alpha Equities Fund
	Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount
Shares sold	920,789	$14,809,627
Shares redeemed	(3,082)	(50,468)
Net increase	917,707	$14,759,159

	Baillie Gifford Global Alpha Equities Fund
	Class 2 Shares For the Year Ended December 31, 2019		Class 3 Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	352,252	$5,506,000	536,067	$8,000,000
Shares issued in reinvestment of dividends and distributions	570,983	9,449,544	1,794,175	30,477,830
Shares redeemed	(253,860)	(4,000,000)	(2,060,990)	(33,788,000)
Net increase	669,375	$10,955,544	269,252	$4,689,830
	Baillie Gifford Global Alpha Equities Fund
	Class 4 Shares For the Year Ended December 31, 2019		Class K Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,248,756	$34,752,614
Shares issued in reinvestment of dividends and distributions	443,524	7,732,135	270,053	4,458,584
Shares redeemed	—	—	(733,836)	(11,265,988)
Net increase	443,524	$7,732,135	1,784,973	$27,945,210

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Global Alpha Equities Fund
	Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	24	386
Shares redeemed	—	—
Net increase	24	$386

Baillie Gifford Global Stewardship Equities Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—
Baillie Gifford Global Stewardship Equities Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	1,828	21,386	1,828	21,386
Shares redeemed	—	—	—	—
Net increase	1,828	$21,386	1,828	$21,386
Baillie Gifford International Alpha Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 3 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	7,362,106	$72,003,000	23,221,751 **	$287,090,504 **
Shares redeemed	(22,145,984)*	(268,890,504)*	(185,776)	(2,350,000)
Net increase (decrease)	(14,783,878)	$(196,887,504)	23,035,975	$284,740,504

*  21,633,450 shares and $262,890,504 converted from Class 2 into Class 3.

**  21,327,203 shares and $262,890,504 converted into Class 3 from Class 2.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford International Alpha Fund
	Class 4 Shares For the Period Ended June 30, 2020		Class 5 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	933,778	$11,000,000
Shares redeemed	—	—	—	—
Net Increase	—	$—	933,778	$11,000,000
	Baillie Gifford International Alpha Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	9,549,923	$122,715,484	21,128,757 **	$263,475,534 **
Shares redeemed	(3,293,263)*	(40,479,595)*	(1,241,309)	(15,272,059)
Net increase	6,256,660	$82,235,889	19,887,448	$248,203,475

*  2,449 shares and $33,797 converted from Class K into Institutional Class.

**  2,440 shares and $33,797 converted into Institutional Class from Class K.

	Baillie Gifford International Alpha Fund
	Class 2 Shares For the Year Ended December 31, 2019				Class 3 Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares		Amount
Shares sold	8,507,431	*	$107,216,862	*	15,916,592	***	$202,113,924	***
Shares issued in reinvestment of dividends and distributions	1,793,560		24,482,634		2,288,958		31,689,022
Shares redeemed	(3,555,835)		(44,700,000)		(25,793,251	)**	(335,095,740	)**
Net increase (decrease)	6,745,156		$86,999,496		(7,587,701)		$(101,292,794)

*  7,357,093 shares and $92,210,862 converted into Class 2 from Class 3.

**  7,259,326 shares and $92,210,862 converted from Class 3 into Class 2 and 15,604,447 shares and $204,511,879 converted from Class 3 into Class 4.

***  15,604,447 shares and $198,213,924 converted into Class 3 from Class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford International Alpha Fund
	Class 4 Shares For the Year Ended December 31, 2019				Class 5 Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares	Amount
Shares sold	15,348,444	*****	$204,511,879	*****	—	$—
Shares issued in reinvestment of dividends and distributions	1,939,766		27,316,172		341,248	4,893,497
Shares redeemed	(15,349,714	)****	(198,213,924	)****	—	—
Net increase	1,938,496		$33,614,127		341,248	$4,893,497

****  15,349,714 shares and $198,213,924 converted from Class 4 into Class 3.

*****  15,348,444 shares and $204,511,879 converted into Class 4 from Class 3.

	Baillie Gifford International Alpha Fund
	Class K Shares For the Year Ended December 31, 2019				Institutional Class Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares		Amount
Shares sold	15,999,769		$197,754,519		8,054,702	**	$100,370,867	**
Shares issued in reinvestment of dividends and distributions	1,769,959		24,087,396		445,383		6,083,368
Shares redeemed	(2,884,462	)*	(36,825,366	)*	(2,727,853)		(33,820,482)
Net increase	14,885,266		$185,016,549		5,772,232		$72,633,753

*  10,676 shares and $141,572 converted from Class K into Institutional Class.

**  10,644 shares and $141,572 converted into Institutional Class from Class K.

	Baillie Gifford International Concentrated Growth Equities Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	2,471,481	$31,120,324	518,479	$6,607,033
Shares redeemed	(1,088,306)	(17,495,041)	(76,367)	(891,185)
Net increase	1,383,175	$13,625,283	442,112	$5,715,848

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford International Concentrated Growth Equities Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares		Amount
Shares sold	1,622,013	$20,684,000	16,086		$176,417
Shares issued in reinvestment of dividends and distributions	13,687	175,602	111		1,431
Shares redeemed	—	—	(1,567)		(14,572)
Net increase	1,635,700	$20,859,602	14,630		$163,276
	Baillie Gifford International Growth Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 3 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares		Amount
Shares sold	4,651,892	$60,503,000	15,081,214	**	$226,163,912	**
Shares redeemed	(16,864,784)*	(253,163,912)*	(18,433,055	)***	(279,567,272	)***
Net decrease	(12,212,892)	$(192,660,912)	(3,351,841)		$(53,403,360)

*  15,113,968 shares and $226,163,912 converted from Class 2 into Class 3.

**  15,081,214 shares and $226,163,912 converted into Class 3 from Class 2.

***  14,596,321 shares and $218,892,272 converted from Class 3 into Class 4.

	Baillie Gifford International Growth Fund
	Class 4 Shares For the Period Ended June 30, 2020				Class 5 Shares For the Period Ended June 30, 2020
	Shares		Amount		Shares	Amount
Shares sold	14,585,040	****	$218,892,272	****	—	$—
Shares redeemed	(71,014)		(1,000,000)		—	—
Net increase	14,514,026		$217,892,272		—	$—

****  14,585,040 shares and $218,892,272 converted into Class 4 from Class 3.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford International Growth Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	25,969	$357,069	5,652,977	$81,474,900
Shares redeemed	(2,791)	(34,273)	(678,547)	(9,558,770)
Net increase	23,178	$322,796	4,974,430	$71,916,130
	Baillie Gifford International Growth Fund
	Class 2 Shares For the Year Ended December 31, 2019		Class 3 Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	5,107,421	$64,526,000	819,205	$9,300,000
Shares issued in reinvestment of dividends and distributions	660,349	9,691,346	435,063	6,398,737
Shares redeemed	(4,742,078)	(63,189,038)	(393,803)	(5,000,000)
Net increase	1,025,692	$11,028,308	860,465	$10,698,737
	Baillie Gifford International Growth Fund
	Class 4 Shares For the Year Ended December 31, 2019		Class 5 Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	230,029	3,385,754	1,089,463	16,066,961
Shares redeemed	—	—	—	—
Net increase	230,029	$3,385,754	1,089,463	$16,066,961
	Baillie Gifford International Growth Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,790,773	$21,930,555
Shares issued in reinvestment of dividends and distributions	5	77	19,517	285,728
Shares redeemed	—	—	(162,113)	(2,123,738)
Net increase	5	$77	1,648,177	$20,092,545

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford International Smaller Companies Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares redeemed	—	—	—	—
Net increase	—	$—	—	$—
	Baillie Gifford International Smaller Companies Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in reinvestment of dividends and distributions	1,198	14,729	1,198	14,729
Shares redeemed	—	—	—	—
Net increase	1,198	$14,729	1,198	$14,729
	Baillie Gifford Long Term Global Growth Fund
	Class 2 Shares For the Period Ended June 30, 2020		Class 4 Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	4,831	$106,250	—	$—
Shares redeemed	—	—	(137,868)	(3,850,000)
Net increase (decrease)	4,831	$106,250	(137,868)	$(3,850,000)
	Baillie Gifford Long Term Global Growth Fund
	Class 5 Shares For the Period Ended June 30, 2020		Class K Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	—	$—	622,350	$12,745,587
Shares redeemed	—	—	(1,435,936)	(32,627,047)
Net decrease	—	$—	(813,586)	$(19,881,460)

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Long Term Global Growth Fund
	Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount
Shares sold	2,233,034	$53,015,987
Shares redeemed	(307,412)	(7,030,368)
Net increase	1,925,622	$45,985,619

	Baillie Gifford Long Term Global Growth Fund
	Class 2 Shares For the Year Ended December 31, 2019		Class 4 Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares		Amount
Shares sold	8,620	$155,750	3,082,248	*	$67,193,017	*
Shares issued in reinvestment of dividends and distributions	4,929	102,829	3,726		91,124
Shares redeemed	(54,170)	(1,000,000)	—		—
Net increase (decrease)	(40,621)	$(741,421)	3,085,974		$67,284,141

*  3,082,248 shares and $67,193,017 converted into Class 4 from Class 5.

	Baillie Gifford Long Term Global Growth Fund
	Class 5 Shares For the Year Ended December 31, 2019				Class K Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares	Amount
Shares sold	—		$—		1,791,287	$34,246,083
Shares issued in reinvestment of dividends and distributions	—		—		9,307	194,231
Shares redeemed	(2,981,486	)*	(69,693,017	)*	(80,257)	(1,500,000)
Net increase (decrease)	(2,981,486)		$(69,693,017)		1,720,337	$32,940,314

*  2,872,319 shares and $67,193,017 converted from Class 5 into Class 4.

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford Long Term Global Growth Fund
	Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount
Shares sold	2,904,872	$50,656,366
Shares issued in reinvestment of dividends and distributions	3,876	80,814
Shares redeemed	(172,633)	(3,117,562)
Net increase	2,736,115	$47,619,618

	Baillie Gifford Positive Change Equities Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	324,903	$4,247,802	287,371	$4,381,801
Shares redeemed	(102,182)	(1,485,542)	(28,558)	(429,130)
Net increase	222,721	$2,762,260	258,813	$3,952,671
	Baillie Gifford Positive Change Equities Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Shares sold	712,396	$8,086,054	72,635	$884,224
Shares issued in reinvestment of dividends and distributions	1,416	18,677	3,087	40,744
Shares redeemed	—	—	(861)	(10,610)
Net increase	713,812	$8,104,731	74,861	$914,358
	Baillie Gifford U.S. Equity Growth Fund
	Class K Shares For the Period Ended June 30, 2020		Institutional Class Shares For the Period Ended June 30, 2020
	Shares	Amount	Shares	Amount
Shares sold	47,992	$1,099,365	362,263	$8,424,737
Shares redeemed	(6,873)	(120,690)	(21,362)	(414,398)
Net increase	41,119	$978,675	340,901	$8,010,339

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

	Baillie Gifford U.S. Equity Growth Fund
	Class K Shares For the Year Ended December 31, 2019		Institutional Class Shares For the Year Ended 12/31/2019*
	Shares	Amount	Shares	Amount
Shares sold	6,450	$117,664	228,252	$3,569,371
Shares issued in reinvestment of dividends and distributions	10,024	185,245	2,510	46,343
Shares redeemed	—	—	(41,228)	(732,087)
Net increase	16,474	$302,909	189,534	$2,883,627

*  Includes a reimbursement from the Manager of $8,698 plus interest as a result of errors in the application of contractual expense waivers and subsequent purchase and redemption activity in the period.

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of a Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the following shareholders beneficially owned 25% or more of a Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford China A Shares Fund	Baillie Gifford International LLC	100.00%
Baillie Gifford Global Stewardship Equities Fund	Baillie Gifford International LLC	100.00%
Baillie Gifford International Concentrated Growth Equities Fund	The Master Pension Trust of CSX Corporation and Affiliated Companies	54.48%
Baillie Gifford International Growth Fund	Teachers' Retirement System of The State of Kentucky	42.08%
Baillie Gifford International Smaller Companies Fund	Baillie Gifford International LLC	100.00%
Baillie Gifford U.S. Equity Growth Fund	Daytona Beach Police & Fire Retirement System	47.33%

Purchase and redemption activity of these accounts may have a significant effect on the operation of each Fund.

At June 30, 2020, Baillie Gifford International LLC, a wholly owned subsidiary of the Manager, owned 100% of Baillie Gifford China A Shares Fund, Baillie Gifford Global Stewardship Equities Fund and Baillie Gifford International Smaller Companies Fund and as a result may be deemed to control such Funds.

Note F — Commitments and Contingencies

Each of the Funds indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note G — Line of Credit

The Trust entered into a committed facility with Bank of New York Mellon on May 1, 2017, renewed April 21, 2020, and expiring April 20, 2021 which allows the certain series of the Trust to borrow up to $50 million in total subject to minimum asset coverage requirements set out in the Credit Agreement. Each such series may borrow money under this credit facility for the temporary funding of shareholder redemptions or for other temporary or emergency purposes.

In normal market conditions, borrowings are charged at an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month USD LIBOR Rate. Prior to April 1, 2020, pursuant to the

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Committed Revolving Credit Facility Procedures adopted by the Board, any expenses associated with the credit facility or borrowings thereunder were borne by the classes borrowing pursuant to the Credit Agreement. Effective April 1, 2020, any expenses associated with the credit facility or borrowings thereunder are payable at a fund level.

Prior to April 1, 2020, the commitment fee associated with the line of credit was payable on a pro-rata basis by Class K and Institutional Class of the series of the Trust that were parties to the agreement. Effective April 1, 2020, the commitment fee is payable as a fund level expense.

The rate payable at June 30, 2020 was 1.41% on any amounts drawn down.

The following borrowings were made against the credit facility during the period:

Fund	Date of Borrowing	Full Repayment Date	Maximum Amount Borrowed	Average Amount Borrowed	Average Interest Rate
Baillie Gifford Positive Change Equities Fund	2/21/2020	2/25/2020	$900,000	$900,000	2.87%
Baillie Gifford Developed EAFE All Cap Fund	4/02/2020 6/01/2020	4/06/2020 6/02/2022	$10,750,000 $5,700,000	$8,225,000	2.23% 1.43%
Baillie Gifford EAFE Plus All Cap Fund	6/30/2020	7/02/2020	$1,350,000	$1,350,000	1.41%

Note H — Principal Risks (unaudited)

The below is a selection of the Funds' principal risks, the Fund's full list of principal risks including more commonly known risks are further described within their respective prospectuses.

Market Risk

The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Geographic Focus Risk

The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

LIBOR Phaseout

The United Kingdom's Financial Conduct Authority, which regulates the London Interbank Offered Rate ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR.

Further, the Funds' Credit Agreement in place with Bank of New York Mellon references LIBOR and as such

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

a suitable replacement reference rate will be required ahead of the end of 2021.

The Manager has set up a LIBOR working group to consider and plan for LIBOR's discontinuation including considering the impact on the Funds' Credit Agreement. Actions are being taken to reduce or remove LIBOR references in advance of the December 2021 deadline.

Non-Diversification Risk

A non-diversified fund may hold a smaller number of portfolio securities, with larger positions in each security it holds, than many other mutual funds. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund's shares may be more volatile than the values of shares of more diversified funds. Baillie Gifford China A Shares Fund, Baillie Gifford International Concentrated Growth Equities Fund, Baillie Gifford Long Term Global Growth Fund, Baillie Gifford Positive Change Equities Fund, and Baillie Gifford U.S. Equity Growth Fund are all non-diversified Funds.

Currency Risk

A Fund that invests in non-U.S. securities could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. dollar. A Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar.

Non-U.S. Investment Risk

Non-U.S. securities and securities denominated in foreign currencies are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, generally less government supervision of foreign securities markets and issuers and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

For further information on risk please refer to each Fund's prospectus.

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019.

For further information on the risks of investing in each Fund, please refer to each Fund's prospectus.

Note I — Legal Notice (unaudited)

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

FTSE Russell (U.S. Equity Growth)

FTSE Russell is a trading name of certain of the LSE Group companies. Russell® is a trade mark of the relevant LSE Group companies and is used by any other LSE Group company under license. "TMX®" is a trade mark of TSX, Inc. and used by the LSE Group under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.

S&P (U.S. Equity Growth)

The S&P 500 and S&P Global Small Cap ("Index") is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates ("SPDJI"). Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's

Financial Services LLC, a division of S&P Global ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"). Neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors make any representation or warranty, express or implied, as to the ability of any index to accurately represent the asset class or market sector that it purports to represent and neither S&P Dow Jones Indices LLC, Dow Jones Trademark Holdings LLC, their affiliates nor their third party licensors shall have any liability for any errors, omissions, or interruptions of any index or the data included therein.

Note J — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2020 and the issuance of the Financial Statements.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2020

Management of the Trust

Indepedent Trustees*

Howard W. Chin, Trustee

Pamela M.J. Cox, Trustee

Bruce C. Long, Trustee, Chair of the Nominating and Governance Committee

Robert E. Rigsby, Trustee, Chair of the Audit Oversight Committee

Interested Trustee

David Salter, Trustee, Chairman of the Board, and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Evan Delaney, Chief Risk Officer

Lesley-Anne Archibald, Vice President

* Effective July 1, 2020, Donald P. Sullivan Jr. has joined the Board as an Independent Trustee.

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

BAILLIE GIFFORD FUNDS

On June 19, 2020, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of the Funds and Baillie Gifford Overseas Limited (the "Manager").

As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of each Fund to renew the Advisory Agreement. In reaching this conclusion for the Funds, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to each Fund. The Board noted that: (1) pursuant to the Funds' Advisory Agreement, the Manager provides portfolio management services to the Funds and receives an advisory fee; (2) pursuant to a separate Administration, Supervisory and Sub-Accounting Services Plan and Administration and Supervisory Agreement for Institutional Class and Class K shares for each Fund that offers those classes, the Manager receives an "administration and supervisory fee"; and (3) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares for each Fund that offers those classes, the Manager receives a "shareholder service fee," the amount of which varies among the share classes (the administration and supervisory fee and the shareholder service fee are each referred to as a "Class specific fee" and together are referred to as "Class specific fees"). The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Funds, reviewed information regarding each Fund's performance, advisory fee, and applicable Class specific fees and expense ratios for certain share classes compared to similar funds, and considered the experience of the Manager in providing services to each Fund. In assessing each Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Funds' returns over longer-term periods were generally good. In evaluating the advisory fee paid by each Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the Class specific fees. The Board also considered that the advisory fee schedule for each Fund other than Baillie Gifford International Smaller Companies Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Funds, including the Manager's receipt of the Class specific fees. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Funds, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Funds and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Funds. The Board considered the Manager's estimated profitability with respect to the Funds and concluded that it was not unreasonable.

The Board noted the following items specific to the referenced Funds.

Baillie Gifford Developed EAFE All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (April 15, 2014) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2019

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford EAFE Plus All Cap Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (December 17, 2009) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI EAFE Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2010 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Emerging Markets Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (April 4, 2003) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI Emerging Markets Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2010 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Global Alpha Equities Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (November 15, 2011) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2012 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Global Stewardship Equities Fund

The Board reviewed total return information for the one-year and since inception (December 14, 2017) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 and 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2021. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

Baillie Gifford International Alpha Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (February 7, 2008) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2010 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Concentrated Growth Equities Fund

The Board reviewed total return information for the one-year and since inception (December 14, 2017) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 and 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2021. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year, ten-year and since inception (March 6, 2008) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI EAFE Index through November 22, 2019; MSCI ACWI (ex U.S.) Index thereafter) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2010 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

above the benchmark index and the average of the performance universe for the one-year, three-year, five-year, ten-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford International Smaller Companies Fund

The Board reviewed total return information for the one-year and since inception (December 19, 2018) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Small Cap Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return, although negative on an absolute return basis, was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2021. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Long Term Global Growth Fund

The Board reviewed total return information for the one-year, three-year, five-year and since inception (June 10, 2014) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2015 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class 2 and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2021. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford Positive Change Equities Fund

The Board reviewed total return information for the one-year and since inception (December 14, 2017) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2018 and 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2021. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Baillie Gifford U.S. Equity Growth Fund

The Board reviewed total return information for the one-year, three-year and since inception (December 5, 2016) periods ended March 31, 2020 for the Fund compared to a benchmark index (S&P 500 Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2017 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the applicable Class specific fee) and net expense ratio for the Fund's Class K and Institutional Class, and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that the contractual advisory fee (plus the applicable Class specific fee) for the Fund's Institutional Class was on the low end of the spectrum of the expense peer group and also considered the expense limitation in place until April 30, 2021. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Funds were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of each Fund.

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2020

Shareholder Meeting Results

The Trust held a special meeting (the "Special Meeting") of shareholders on behalf of all series of the Trust on June 11, 2020. Due to circumstances surrounding the Coronavirus pandemic, the Special Meeting was held in a virtual meeting format, via the internet, with no option of physical in-person presence. The meeting was called solely for the purpose of the election of Trustees, pursuant to notice duly sent, in connection with a proxy statement dated May 19, 2020. The results of voting on the sole proposal were as follows:

Proposal: Election of Trustees

Trustee Nominee	Votes For	Votes Withheld	Percentage of Total Shares Outstanding Voting in Favor	Percentage of Shares Present Voting in Favor
Howard W. Chin	430,237,081.287	268,866.853	54.079%	99.938%
Pamela M. J. Cox	430,112,662.403	393,285.737	54.063%	99.909%
Robert E. Rigsby	430,246,659.268	259,288.872	54.080%	99.940%
David W. Salter	429,662,293.142	843,654.998	54.006%	99.805%
Donald P. Sullivan	430,253,736.792	252,211.348	54.081%	99.942%

Accordingly, each trustee nominee was approved by the holders of a plurality of the Trust's shares present, by proxy or otherwise, at the Special Meeting. As disclosed in the proxy statement, the Trustees had separately taken action, effective immediately following the shareholder meeting, to further increase the size of the Board from five to six and to reappoint Bruce C. Long as a Trustee, with the expectation that Mr. Long will continue to serve until his planned retirement date of December 31, 2020.

Copyright © Baillie Gifford & Co 2015.

BAILLIE GIFFORD FUNDS

Baillie Gifford International All Cap Fund

Semi-Annual Report

June 30, 2020
(unaudited)

Index

Page Number
01	Fund Expenses
Baillie Gifford International All Cap Fund
03	Industry Diversification Table
04	Portfolio of Investments
09	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
Financial Highlights
12	Selected Data for Class 2
13	Selected Data for Class 3
14	Selected Data for Class 5
15	Notes to Financial Statements
Supplemental Information
22	Management of the Trust
23	Board Considerations Regarding 2020 Contract Renewal

Source: © David Robertson / Alamy Stock Photo

This report is intended for shareholders of the fund and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Baillie Gifford International All Cap Fund.

The statements and views expressed in this report are as of this report's period end and are subject to change at any time. All investments entail risk, including the possible loss of principal.

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

As a shareholder of Baillie Gifford International All Cap Fund (the "Fund"), you incur two types of costs: (1) transaction costs, which may include purchase fees and redemption fees and (2) ongoing costs, including advisory fees, shareholder servicing fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2020 to June 30, 2020.

Actual Expenses

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table labeled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

01

Fund Expenses (unaudited)

Semi-Annual Report June 30, 2020

	Beginning Account Value 01/01/20	Ending Account Value 06/30/20	Annualized Expense Ratios Based on the Period 01/01/20 to 06/30/20	Expenses Paid During Period(1)
Baillie Gifford International All Cap Fund — Class 2
Actual	$1,000	$1,013.00	0.63%	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,021.73	0.63%	$3.17
Baillie Gifford International All Cap Fund — Class 3
Actual	$1,000	$1,013.40	0.56%	$2.80
Hypothetical (5% return before expenses)	$1,000	$1,022.08	0.56%	$2.82
Baillie Gifford International All Cap Fund — Class 5
Actual	$1,000	$1,013.80	0.48%	$2.40
Hypothetical (5% return before expenses)	$1,000	$1,022.48	0.48%	$2.41

(1)  Unless otherwise indicated, expenses are calculated using the Fund's annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the six-month period).

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the period end June 30, 2020. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period;

then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent period may differ from expense ratios based on the data in the financial highlights.

02

Industry Diversification Table

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

	Value	% of Total Net Assets
Apparel	$15,354,460	3.3%
Auto Manufacturers	4,278,508	0.9
Auto Parts & Equipment	2,839,314	0.6
Banks	5,751,217	1.2
Beverages	19,211,619	4.1
Building Materials	13,880,107	2.9
Chemicals	10,020,210	2.1
Commercial Services	5,081,755	1.1
Computers	10,608,703	2.3
Cosmetics/Personal Care	16,449,435	3.5
Diversified Financial Services	15,586,623	3.4
Electrical Components & Equipment	6,347,623	1.3
Electronics	32,106,765	6.8
Engineering & Construction	4,295,987	0.9
Food	7,765,026	1.6
Hand/Machine Tools	6,005,995	1.3
Healthcare — Products	24,762,429	5.3
Holding Companies — Diversified	2,165,801	0.5
Insurance	24,409,563	5.2
Internet	111,528,732	23.7
Investment Companies	4,480,744	1.0
Leisure Time	6,403,217	1.4
Machinery — Construction & Mining	7,374,736	1.6
Machinery — Diversified	30,277,740	6.4
Oil & Gas Services	1,134,594	0.2
Retail	33,929,979	7.2
Semiconductors	25,242,733	5.3
Software	15,426,199	3.2
Telecommunications	4,553,619	1.0
Total Value of Investments	467,273,433	99.3
Other assets less liabilities	3,148,578	0.7
Net Assets	$470,422,011	100.0%

The table above is based on Bloomberg Industry Group classifications. For compliance monitoring purposes, sub-industry classifications are used which results in less concentration across industry sectors.

03

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 97.1%
ARGENTINA — 0.6%
MercadoLibre, Inc. *	2,636	$2,598,490
AUSTRALIA — 3.2%
Cochlear Ltd.	56,456	7,412,030
SEEK Ltd.	304,475	4,658,110
Treasury Wine Estates Ltd.	405,952	2,953,646
		15,023,786
BRAZIL — 1.2%
Raia Drogasil SA	265,000	5,441,220
CANADA — 5.4%
Fairfax Financial Holdings Ltd.	8,057	2,489,207
Shopify, Inc., Class A *	24,339	23,102,579
		25,591,786
CHINA — 9.3%
Alibaba Group Holding Ltd. ADR *	61,281	13,218,312
Baidu, Inc. ADR *	28,589	3,427,535
Meituan Dianping, Class B *	307,700	6,875,980
Ping An Insurance Group Co. of China Ltd., Class H	461,500	4,600,690
Prosus NV *	45,053	4,188,034
Trip.com Group Ltd. ADR *	102,908	2,667,375
Tsingtao Brewery Co., Ltd., Class H	1,130,057	8,433,802
		43,411,728
FINLAND — 1.3%
Kone Oyj, B Shares	91,803	6,331,570
FRANCE — 4.5%
Kering	5,557	3,038,104
Legrand SA	83,541	6,347,623
LVMH Moet Hennessy Louis Vuitton SE	6,523	2,879,860
Remy Cointreau SA	22,943	3,130,006
Ubisoft Entertainment SA *	69,396	5,746,690
		21,142,283

The accompanying notes are an integral part of the financial statements.
04

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
GERMANY — 6.8%
adidas AG *	23,188	$6,113,529
Bechtle AG	59,855	10,608,703
Nemetschek SE	55,802	3,834,264
Zalando SE *	157,536	11,175,635
		31,732,131
HONG KONG — 3.9%
AIA Group Ltd.	858,600	8,034,440
Jardine Matheson Holdings Ltd.	51,800	2,165,801
Jardine Strategic Holdings Ltd.	87,400	1,885,314
Techtronic Industries Co., Ltd.	607,000	6,005,995
		18,091,550
INDIA — 4.3%
Asian Paints Ltd.	311,666	6,967,976
Housing Development Finance Corp., Ltd.	274,276	6,377,499
ICICI Lombard General Insurance Co., Ltd.	155,201	2,607,090
MakeMyTrip Ltd. *	75,532	1,157,150
United Spirits Ltd. *	354,908	2,784,130
		19,893,845
IRELAND — 1.5%
Kingspan Group PLC	109,858	7,091,994
JAPAN — 20.2%
Denso Corp.	72,400	2,839,314
Kakaku.com, Inc.	176,900	4,506,393
Kao Corp.	59,600	4,729,726
Keyence Corp.	14,800	6,202,111
MS&AD Insurance Group Holdings, Inc.	242,500	6,678,136
Murata Manufacturing Co., Ltd.	121,800	7,179,928
Nidec Corp.	95,500	6,433,719
Olympus Corp.	500,100	9,628,173
Pigeon Corp.	97,500	3,773,746
Shimano, Inc.	33,300	6,403,217
Shiseido Co., Ltd.	124,700	7,945,963
SMC Corp.	17,000	8,736,658
SoftBank Group Corp.	90,300	4,553,619
Sugi Holdings Co., Ltd.	42,700	2,895,665

The accompanying notes are an integral part of the financial statements.
05

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
Suzuki Motor Corp.	125,300	$4,278,508
Sysmex Corp.	100,600	7,722,226
		94,507,102
MEXICO — 0.4%
Wal-Mart de Mexico SAB de CV	883,900	2,113,946
NETHERLANDS — 2.4%
ASML Holding NV	31,121	11,384,417
NEW ZEALAND — 1.2%
Xero Ltd. *	93,055	5,845,245
PORTUGAL — 1.2%
Jeronimo Martins SGPS SA *	335,986	5,879,712
SINGAPORE — 1.2%
United Overseas Bank Ltd.	393,599	5,751,217
SOUTH AFRICA — 1.8%
Naspers Ltd., N Shares	47,193	8,673,148
SOUTH KOREA — 0.9%
NAVER Corp.	19,727	4,438,245
SPAIN — 1.4%
Industria de Diseno Textil SA	247,108	6,556,599
SWEDEN — 5.5%
Atlas Copco AB, A Shares	4,093	174,302
Atlas Copco AB, B Shares	237,717	8,833,099
Epiroc AB, B Shares	443,272	5,443,883
Investor AB, B Shares	84,466	4,480,744
Nibe Industrier AB, B Shares *	306,049	6,788,113
		25,720,141
SWITZERLAND — 1.2%
Compagnie Financiere Richemont SA	89,099	5,746,914
u-blox Holding AG *	559	38,341
		5,785,255

The accompanying notes are an integral part of the financial statements.
06

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

	Shares	Value
TAIWAN — 2.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,438	$13,819,975
THAILAND — 0.4%
Thai Beverage PCL	3,912,700	1,910,035
UNITED KINGDOM — 10.9%
ASOS PLC *	67,368	2,863,294
Auto Trader Group PLC	1,077,019	7,012,184
Burberry Group PLC	168,166	3,322,967
Hargreaves Lansdown PLC	396,594	7,997,732
HomeServe PLC	265,727	4,295,987
Intertek Group PLC	75,452	5,081,755
John Wood Group PLC	473,186	1,134,594
Johnson Matthey PLC	117,196	3,052,234
Jupiter Fund Management PLC	382,045	1,211,392
Rightmove PLC	1,191,051	8,050,930
Trainline PLC *	1,016,634	5,479,046
Weir Group PLC (The)	146,931	1,930,853
		51,432,968
UNITED STATES — 3.5%
Mettler-Toledo International, Inc. *	9,786	7,883,112
Spotify Technology SA *	33,355	8,611,927
		16,495,039
Total Common Stocks
(cost $321,836,065)		456,663,427
PREFERRED STOCKS — 2.2%
GERMANY — 2.2%
Sartorius AG 0.12% (cost $3,741,367)	32,147	10,610,006
TOTAL INVESTMENTS — 99.3%
(cost $325,577,432)		$467,273,433
Other assets less liabilities — 0.7%		3,148,578
NET ASSETS — 100.0%		$470,422,011

*  Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund's prospectus.

The accompanying notes are an integral part of the financial statements.
07

Portfolio of Investments

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

Fair Value Measurement

The following is a summary of the inputs used as of June 30, 2020 in valuing the Fund's investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks **	$90,718,862	$365,944,565	$—	$456,663,427
Preferred Stocks **	—	10,610,006	—	10,610,006
Total	$90,718,862	$376,554,571	$—	$467,273,433

**  Refer to Portfolio of Investments for further detail.

The accompanying notes are an integral part of the financial statements.
08

Statement of Assets and Liabilities

Semi-Annual Report June 30, 2020

June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

ASSETS
Investments, at value (cost $325,577,432)	$467,273,433
Cash	4,164,999
Foreign cash, at value (cost 211,702)	208,211
Receivable for investments sold	3,689,911
Dividends receivable	405,250
Tax reclaims receivable	330,610
Total Assets	476,072,414
LIABILITIES
Advisory fee payable	368,298
Capital shares purchased payable	5,000,000
Servicing fee payable	122,124
Trustee fee payable	3,923
Accrued expenses	156,058
Total Liabilities	5,650,403
NET ASSETS	$470,422,011
COMPOSITION OF NET ASSETS
Paid-in capital	$330,933,063
Total distributable earnings	139,488,948
$470,422,011
NET ASSET VALUE, PER SHARE
Class 2 ( $160,184,638 / 9,996,004 shares outstanding), unlimited authorized, no par value	$16.02
Class 3 ( $264,434,785 / 16,316,546 shares outstanding), unlimited authorized, no par value	$16.21
Class 5 ( $45,802,588 / 2,766,639 shares outstanding), unlimited authorized, no par value	$16.56

The accompanying notes are an integral part of the financial statements.
09

Statement of Operations

Semi-Annual Report June 30, 2020

For the Six Months Ended June 30, 2020 (unaudited)
Baillie Gifford International All Cap Fund

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $302,743)	$2,657,077
Interest	9,114
Total Investment Income	2,666,191
EXPENSES
Advisory fee (Note B)	745,305
Shareholder Servicing fees — Class 2 shares (Note B)	129,003
Shareholder Servicing fees — Class 3 shares (Note B)	116,287
Shareholder Servicing fees — Class 5 shares (Note B)	4,155
Transfer agency	22,898
Fund accounting	82,146
Custody	44,423
Legal	36,963
Professional fees	34,500
Trustees' fees	7,788
Miscellaneous	9,992
Total Expenses	1,233,460
Net Investment Income	1,432,731
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from:
Investments (net of Indian capital gains tax benefit of $3,587)	3,962,036
Foreign currency transactions	(7,870)
3,954,166
Net change in unrealized appreciation (depreciation) on:
Investments (net of Indian capital gains tax benefit of $591,656) (Note A)	799,638
Translation of net assets and liabilities denominated in foreign currencies	(5,366)
794,272
Net realized and unrealized gain	4,748,438
NET INCREASE IN NET ASSETS FROM OPERATIONS	$6,181,169

The accompanying notes are an integral part of the financial statements.
10

Statements of Changes in Net Assets

Semi-Annual Report June 30, 2020

Baillie Gifford International All Cap Fund

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,432,731		$8,320,719
Net realized gain	3,954,166		12,212,397
Net change in unrealized appreciation	794,272		99,030,743
Net increase in net assets from operations	6,181,169		119,563,859
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
Class 2	—		(7,024,708)
Class 3	—		(4,352,607)
Class 5	—		(1,252,272)
Total Distributions to Shareholders	—		(12,629,587)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
Net proceeds from shares subscribed:
Class 2	7,000,000		—
Class 3	103,690,219	*	—
Class 4	—		39,464,199 *
Class 5	—		40,720,857 *
Dividends reinvested:
Class 2	—		7,024,708
Class 3	—		4,352,607
Class 5	—		1,252,272
Cost of shares redeemed:
Class 2	(108,690,220	)*	(52,832,371)
Class 4	—		(40,720,857)*
Class 5	—		(39,464,199)*
Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	1,999,999		(40,202,784)
Total Increase in Net Assets	8,181,168		66,731,488
NET ASSETS
Beginning of period	462,240,843		395,509,355
End of period	$470,422,011		$462,240,843

*  See Note D for details of share class conversions.

The accompanying notes are an integral part of the financial statements.
11

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International All Cap Fund
Selected data for a Class 2 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$15.82		$12.26		$14.85	$11.44	$11.53	$11.51
From Investment Operations
Net investment income(a)	0.04		0.27		0.15	0.14	0.17	0.16
Net realized and unrealized gain (loss) on investment and foreign currency	0.16		3.73		(2.61)	3.46	(0.11)	0.03
Net increase (decrease) in net asset value from investment operations	0.20		4.00		(2.46)	3.60	0.06	0.19
Dividends and Distributions to Shareholders
From net investment income	—		(0.44)		(0.13)	(0.19)	(0.15)	(0.17)
Total Dividends and Distributions	—		(0.44)		(0.13)	(0.19)	(0.15)	(0.17)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$16.02		$15.82		$12.26	$14.85	$11.44	$11.53
Total Return
Total return based on net asset value(c)	1.30%		32.65%		(16.63)%	31.45%	0.54%	1.56%
Ratios/Supplemental Data
Net assets, end of each period (000's omitted)	$160,185		$258,860		$242,317	$324,764	$219,300	$217,720
Ratio of net expenses to average net assets	0.63	%*	0.65%		0.64%	0.65%	0.65%	0.63%
Ratio of net investment income to average net assets	0.58	%*	1.92	%(d)	1.02%	1.03%	1.48%	1.38%
Portfolio turnover rate(e)	7%		13%		15%	12%	14%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
12

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International All Cap Fund
Selected data for a Class 3 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Year Ended December 31, 2019		For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015
Net asset value, beginning of period	$15.99		$12.39		$15.01	$11.56	$11.65	$11.63
From Investment Operations
Net investment income(a)	0.05		0.30		0.16	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency	0.17		3.75		(2.64)	3.50	(0.12)	0.02
Net increase (decrease) in net asset value from investment operations	0.22		4.05		(2.48)	3.65	0.06	0.20
Dividends and Distributions to Shareholders
From net investment income	—		(0.45)		(0.14)	(0.20)	(0.15)	(0.18)
Total Dividends and Distributions	—		(0.45)		(0.14)	(0.20)	(0.15)	(0.18)
Proceeds from Purchase Fees and Redemption Fees(a)	—		—		—	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value, end of period	$16.21		$15.99		$12.39	$15.01	$11.56	$11.65
Total Return
Total return based on net asset value(c)	1.34%		32.74%		(16.57)%	31.54%	0.61%	1.63%
Ratios/Supplemental Data
Net assets, end of each year (000's omitted)	$264,435		$158,198		$119,176	$142,844	$108,594	$107,936
Ratio of net expenses to average net assets	0.56	%*	0.58%		0.57%	0.58%	0.58%	0.56%
Ratio of net investment income to average net assets	0.72	%*	2.04	%(d)	1.09%	1.13%	1.55%	1.45%
Portfolio turnover rate(e)	7%		13%		15%	12%	14%	15%

*  Annualized.

(a)  Calculated based upon average shares outstanding during the period.

(b)  Amount is less than $0.005 per share.

(c)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the year. Total return is not annualized for periods less than one year.

(d)  Large increase due to one-off taxable stock dividends that were treating as income.

(e)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
13

Financial Highlights

Semi-Annual Report June 30, 2020

Baillie Gifford International All Cap Fund
Selected data for a Class 5 share outstanding throughout each period:

	For the Six Months Ended June 30, 2020 (unaudited)		For the Period July 10, 2019 through December 31, 2019(b)		For the Period January 1, 2019 through April 10, 2019(b)		For the Period January 10, 2018(a) through December 31, 2018
Net asset value, beginning of period	$16.33		$15.14		$12.64		$15.72
From Investment Operations
Net investment income(c)	0.06		0.20		0.06		0.18
Net realized and unrealized gain (loss) on investment and foreign currency	0.17		1.46		1.97		(3.11)
Net increase (decrease) in net asset value from investment operations	0.23		1.66		2.03		(2.93)
Dividends and Distributions to Shareholders
From net investment income	—		(0.47)		—		(0.15)
Total Dividends and Distributions	—		(0.47)		—		(0.15)
Net asset value, end of period	$16.56		$16.33		$14.67		$12.64
Total Return
Total return based on net asset value(d)	1.38%		10.95%		16.02%		(18.61)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$45,802		$45,183		$39,464		$34,016
Ratio of net expenses to average net assets	0.48	%*	0.50	%*	0.49	%*	0.49%*
Ratio of net investment income to average net assets	0.77	%*	2.66	%(e)	1.59	%*	1.21%*
Portfolio turnover rate(f)	7%		13%		13%		15%

*  Annualized.

(a)  Commencement of investment operations.

(b)  Recommencement of investment operations. Class had no shareholders from April 11, 2019 to July 10, 2019. All shares of this class were redeemed on April 10, 2019 at $14.67. New shares were issued at $15.14 on July 10, 2019.

(c)  Calculated based upon average shares outstanding during the period.

(d)  Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.

(e)  Large increase due to one-off taxable stock dividends that were treating as income.

(f)  Portfolio turnover rate calculated at Fund level.

The accompanying notes are an integral part of the financial statements.
14

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Note A — Organization and Accounting Policies

The Fund is a series of Baillie Gifford Funds (the "Trust"). The investment objective of the Fund is to achieve capital appreciation. For information on the specific investment strategies of the Fund and description of each share class, please refer to the Fund's Prospectus for Private Placement ("Prospectus"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to the Second Amended and Restated Agreement and Declaration of Trust dated February 27, 2017, as amended from time to time.

The Fund's Class 2, Class 3 and Class 5 share classes had shares outstanding as of June 30, 2020.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity Securities listed on an established securities exchange for which there is no reported sale during the day (and in the case of over-the-counter securities not so listed) are valued at the mean between the last available bid and ask prices.

Other securities for which current market quotations are not readily available (or for which quotations are not believed to be reliable due to market changes that occur after the most recent available quotations are obtained, or for any other reason), and all other assets, are valued at their fair value as determined in good faith by Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures approved by the Board of Trustees of the Trust (the "Board"). The actual calculations may be made by persons acting pursuant to the direction of the Board or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange and such events may not be reflected in the computation of the Fund's net asset value. Occasionally, events affecting the value of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, and such events may not be reflected in the computation of the Fund's net asset value.

If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager, pursuant to procedures approved by the Board. The Fund utilizes a third party pricing service which for all equity securities, except those traded on Canadian, Latin American or U.S. exchanges, subject to certain minimum confidence levels, applies a fair value adjustment that seeks to reflect changes in such securities' market prices since the close of the market on which they are traded. To the extent that securities are valued using this service, they will be classified as Level 2 securities in the fair value measurement framework described below.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value

15

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 —  unadjusted quoted prices in active markets for identical investments

Level 2 —  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —  significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities' market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund's investments at June 30, 2020 is disclosed at the end of the Fund's Portfolio of Investments.

For the period ended June 30, 2020, there were no Level 3 investments for which significant unobservable inputs were used to determine the fair value.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the applicable rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Securities Transactions and Investment Income

The Fund's securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

Investment income, expenses (other than those specific to a particular class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Federal Taxes

The Fund intends to continue to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and as such will not be subject to U.S. federal income tax on income (including any net realized capital

16

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no U.S. federal income tax provision is required.

Investment income received from investments in foreign jurisdictions may be subject to foreign withholding tax. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty. Foreign taxes, if any, net of any reclaims, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

In addition to the requirements of the Code, the Fund may also be subject to capital gains tax in India and potentially other foreign jurisdictions, on gains realized upon the sale of securities, payable upon repatriation of sales proceeds. Any realized losses in excess of gains in India may be carried forward to offset future gains. Funds with exposure to Indian securities and potentially other foreign jurisdictions accrue a deferred liability for unrealized gains in excess of available loss carryforwards based on existing tax rates and holding periods of the securities. As of June 30, 2020, the Fund has no receivable or deferred liability for potential future Indian capital gains taxes.

The Fund is subject to tax accounting standards that provide guidance for how certain and uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. These standards require the evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a reduction in a tax benefit or expense in the current year. Management has evaluated the application of these standards and has determined no liabilities for income tax related expenses are required in the financial statements of the Fund. The previous three tax year ends remain subject to examination.

At December 31, 2019 for federal income tax purposes, the Fund had capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short Term Capital Loss No Expiration	Long Term Capital Loss No Expiration	Capital Loss Available Total
Baillie Gifford International All Cap Fund	$(1,771,239)	$—	$(1,771,239)

Realized capital losses, currency losses and passive foreign investment company ("PFIC") losses incurred after October 31 ("post-October losses/Late-Year Specified") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. During the year ended December 31, 2019, the Fund incurred and will elect to defer net post-October or late-year losses as indicated.

At December 31, 2019, the Fund had no post-October capital/late-year losses.

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the differing book/tax treatment of realized losses on wash sales and mark to market income on securities categorized as PFICs.

Dividends and Distributions to Shareholders

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date unless the shareholder elects to receive dividends and distributions in cash. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with U.S. federal income tax regulations, which may differ from GAAP.

17

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

The Fund's cost of investments and gross unrealized appreciation (depreciation) at June 30, 2020 for U.S. federal income tax purposes were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Appreciation
Baillie Gifford International All Cap Fund	$332,889,962	$166,860,040	$(32,476,569)	$134,383,471

Note B — Investment Management and Other Services

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the

Securities and Exchange Commission (the "SEC"), is a wholly owned subsidiary of Baillie Gifford & Co.

Under an investment advisory agreement between the Manager and the Trust on behalf of the Fund (the "Advisory Agreement"), the Fund pays the Manager an investment advisory fee, in arrears.

The advisory fee paid by the Fund under the Advisory Agreement is calculated and accrued daily on the basis of the annual rate noted below and expressed as a percentage of the Fund's average daily net assets.

Fund	Average Daily Net Assets of the Fund (billions)	Annual Rate at Each Asset Level
Baillie Gifford International All Cap Fund	$0 - $2 >$2 - $5 Above $5	0.35% 0.31% 0.29%

Baillie Gifford Funds Services LLC, a wholly-owned subsidiary of the Manager, serves as the sole distributor and principal underwriter of the shares of the Fund.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager, or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares, for services rendered and expenses borne in connection with the provision of services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of the Fund's average daily net assets attributed to each class of shares as follows:

Baillie Gifford International All Cap Fund
Class 2	0.17%
Class 3	0.10%
Class 5	0.02%

The Bank of New York Mellon serves as the Fund's administrator and custodian. BNY Mellon Investment Servicing (U.S.) Inc. serves as the Trust's transfer agent, registrar and dividend disbursing agent.

18

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Note C — Investment Transactions

Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2020 were as follows:

Fund	Purchases	Sales
Baillie Gifford International All Cap Fund	$34,694,638	$29,468,241

Note D — Transactions in Shares of Beneficial Interest

	Baillie Gifford International All Cap Fund
	Class 2 Shares For the Period Ended June 30, 2020				Class 3 Shares For the Period Ended June 30, 2020
	Shares		Amount		Shares		Amount
Shares sold	440,817		$7,000,000		6,425,102	**	$103,690,219	**
Shares redeemed	(6,807,742	)*	(108,690,220	)*	—		—
Net increase (decrease)	(6,366,925)		$(101,690,220)		6,425,102		$103,690,219

*  6,495,741 shares and $103,690,219 converted from Class 2 into Class 3.

**  6,425,102 shares and $103,690,219 converted into Class 3 from Class 2.

	Class 2 Shares For the Year Ended December 31, 2019				Class 3 Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares		Amount
Shares sold	—		$—		—		$—
Shares issued in reinvestment of dividends and distributions	441,467		7,024,708		270,573		4,352,607
Shares redeemed	(3,848,699)		(52,832,371)		—		—
Net increase (decrease)	(3,407,232)		$(45,807,663)		270,573		$4,352,607
	Class 4 Shares For the Year Ended December 31, 2019				Class 5 Shares For the Year Ended December 31, 2019
	Shares		Amount		Shares		Amount
Shares sold	2,718,276	*	$39,464,199	*	2,690,403	****	$40,720,857	****
Shares issued in reinvestment of dividends and distributions	—		—		76,236		1,252,272
Shares redeemed	(2,718,276	)***	(40,720,857	)***	(2,690,460	)**	(39,464,199	)**
Net increase (decrease)	—		$(1,256,658)		76,179		$2,508,930

*    2,718,276 shares and $39,464,199 converted into Class 4 from Class 5.

**    2,690,460 shares and $39,464,199 converted from Class 5 into Class 4.

***    2,718,276 shares and $40,720,857 converted from Class 4 into Class 5.

****  2,690,403 shares and $40,720,857 converted into Class 5 from Class 4.

19

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Note E — Beneficial Ownership

Beneficial ownership, either direct or indirect, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of June 30, 2020, the following shareholder beneficially owned 25% or more of the Fund's voting securities:

Fund	Investor	Percentage
Baillie Gifford International All Cap Fund	The Municipal Fire & Police Retirement System of Iowa	34.08%

Purchase and redemption activity of these accounts may have a significant effect on the operation of the Fund.

Note F — Commitments and Contingencies

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.

The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note G — Principal Risks (unaudited)

Market Risk

The value of the Fund's investments will be affected by fluctuations in the stock markets in which the Fund is invested, factors affecting a particular industry or industries, real or perceived adverse economic conditions, changes in interest or currency rates or adverse investor sentiment generally. Declines in securities market prices may reduce the net asset value of the Fund's shares.

Long-Term Investment Strategy Risk

The Fund pursues a long-term investment approach, typically seeking returns over a period of several years. This investment style may cause the Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and the Fund may not perform as expected in the long term. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short- or medium-term fluctuations in the value of the Fund's portfolio.

Geographic Focus Risk

The Fund expects to focus its investments in a limited number of countries or geographic regions, and as a result may not offer the same level of diversification of risks as a more broadly global fund because the Fund will be exposed to a smaller geographic area. The performance of a fund that is less diversified across countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a more geographically-diversified portfolio.

Currency Risk

The Fund could lose value if it invests in foreign currencies or securities denominated in foreign currencies which decline in value relative to the U.S. dollar. The Fund may realize a loss if it has exposure to a non-U.S. currency, and this non-U.S. currency declines in value, relative to the U.S. dollar.

20

Notes to Financial Statements (unaudited)

Semi-Annual Report June 30, 2020

Non-U.S. Investment Risk

Non-U.S. securities and securities denominated in foreign currencies are subject to additional risks, including less liquidity, increased volatility, less transparency, withholding or other taxes, increased vulnerability to adverse changes in local and global economic conditions, less regulation, fluctuations in foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, generally less government supervision of foreign securities markets and issuers and possible fluctuation in value due to adverse political conditions. Foreign portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S.

Market Disruption and Geopolitical Risk

Communicable diseases, including those that result in pandemics or epidemics, may pose significant threats to human health, and such diseases, along with any efforts to contain their spread, may be highly disruptive to both global and local economies and markets, with significant negative impact on individual issuers, sectors, industries, and asset classes. Significant public health crises, including those triggered by the transmission of a communicable disease and efforts to contain it may result in, among other things, border closings and other significant travel restrictions and disruptions, significant disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, event cancellations and restrictions, service cancellations, reductions and other changes, significant challenges in healthcare service preparation and delivery, and prolonged quarantines, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. Further details on the impact of this risk can be found in the Fund's Prospectus.

For further information on the risks of investing in each Fund, please refer to the Prospectus.

Note H — Legal Notice (unaudited)

MSCI

The MSCI information may only be used for your internal use, may not be reproduced or re-disseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an "as is" basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the "MSCI Parties") expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

Note I — Subsequent Events

Events or transactions that occur after the financial statement date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes.

There were no subsequent events identified between June 30, 2020 and the issuance of the Financial Statements.

21

Supplemental Information (unaudited)

Semi-Annual Report June 30, 2020

Management of the Trust

Indepedent Trustees*

Howard W. Chin, Trustee

Pamela M.J. Cox, Trustee

Bruce C. Long, Trustee, Chair of the Nominating and Governance Committee

Robert E. Rigsby, Trustee, Chair of the Audit Oversight Committee

Interested Trustee

David Salter, Trustee, Chairman of the Board, and President

Officers (other than officers who are also Trustees)

Andrew Telfer, Vice President

Michael Stirling-Aird, Vice President

Julie Paul, Vice President

Tim Campbell, Vice President

Lindsay Cockburn, Treasurer

Gareth Griffiths, Secretary and Chief Legal Officer

Graham Laybourn, Vice President

Suzanne Quinn, Chief Compliance Officer and AML Compliance Officer

Evan Delaney, Chief Risk Officer

Lesley-Anne Archibald, Vice President

*  Effective July 1, 2020, Donald P. Sullivan Jr. has joined the Board as an Independent Trustee.

22

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

On June 19, 2020, the Board of Trustees (the "Board") of Baillie Gifford Funds (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940, as amended (the "Independent Trustees"), approved the renewal of the investment advisory agreement (the "Advisory Agreement") between the Trust, on behalf of Baillie Gifford International All Cap Fund (the "Fund"), and Baillie Gifford Overseas Limited (the "Manager"). As part of the review process, the Independent Trustees met independently of Trust management and of the interested trustee of the Board to consider the renewal of the Advisory Agreement. During the review process, the Independent Trustees were represented by independent legal counsel. The Independent Trustees reviewed materials received from the Manager, Broadridge, an independent provider of mutual fund data ("Broadridge"), and independent legal counsel. After reviewing the information received, the Independent Trustees requested supplemental information, and the Manager provided materials in response. The Board determined that, given the totality of the information provided with respect to the Advisory Agreement, the Board had received sufficient information to approve the Advisory Agreement.

The Board concluded that it was in the best interests of the Fund to renew the Advisory Agreement. In reaching this conclusion for the Fund, the Board did not identify any single factor as determinative in its analysis, but rather the Board considered a variety of factors, including those discussed below. The Board did not allot a particular weight to any one factor or group of factors.

The Board considered the nature, extent and quality of the services provided by the Manager to the Fund. The Board noted that: (1) pursuant to the Fund's Advisory Agreement, the Manager provides portfolio management services to the Fund and receives an advisory fee; and (2) pursuant to a separate Shareholder Service Plan and Shareholder Servicing Agreement for Class 2, Class 3, Class 4 and Class 5 shares of the Fund, the Manager receives a "shareholder service fee," the amount of which varies among the share classes. The Board considered the background and qualifications of the investment, compliance and administrative personnel involved in the management and oversight of the Fund, reviewed information regarding the Fund's performance, advisory fee, and the shareholder service fee and expense ratio for Class 2 shares of the Fund compared to similar funds, and considered the experience of the Manager in providing services to the Fund. In assessing the Fund's performance, the Board considered that performance is closely evaluated at the quarterly meetings of the Board's Performance Committee, that the Manager employs a long-term investment approach and that the Fund's returns over longer-term periods were generally good. In evaluating the advisory fee paid by the Fund, and in particular when assessing comparative data, the Board considered not only the advisory fee, but also the combination of the advisory fee and the shareholder service fee. The Board also considered that the advisory fee schedule for the Fund includes breakpoints. The Board considered other benefits derived by the Manager and its affiliates from the relationship to the Fund, including the Manager's receipt of the shareholder service fee. The Board concluded that the nature, extent and quality of the services provided by the Manager to the Fund, pursuant to the Advisory Agreement, were satisfactory.

The Board reviewed the Manager's revenues received with respect to the Fund and the nature of the Manager's resources expended in providing solely advisory services as well as shareholder services to the Fund. The Board considered the Manager's estimated profitability with respect to the Fund and concluded that it was not unreasonable.

The Board reviewed total return information for the one-year, three-year, five-year and since inception (September 24, 2012) periods ended March 31, 2020 for the Fund compared to a benchmark index (MSCI ACWI (ex U.S.) Index) and the average total returns of a performance universe of funds provided by Broadridge, and calendar year returns for 2013 through 2019 for the Fund compared to the benchmark index and a peer group of funds provided by Broadridge. The Board noted that the Fund's total return was above the benchmark index and the average of the performance universe for the one-year, three-year, five-year and since inception periods. The Board concluded that the Fund's performance was satisfactory.

The Board reviewed the advisory fee (plus the shareholder service fee) and net expense ratio for the Fund's Class 2 and compared them to the average management fees and expense ratios of an expense peer group and expense universe of funds based on data provided by Broadridge. The comparable fund information showed that the contractual advisory fee (plus the shareholder service fee) for the Fund's Class 2 was below the average management fee of both the expense peer group and the expense universe. The Board also reviewed the fee schedules for separately managed accounts of the Manager with a similar investment mandate. The Board considered whether there were economies of scale with respect to management of the Fund and whether the Fund benefits from economies of scale. The Board considered that

23

BOARD CONSIDERATIONS REGARDING
2020 CONTRACT RENEWAL

Semi-Annual Report June 30, 2020

the contractual advisory fee (plus the shareholder service fee) for the Fund's Class 2 was on the low end of the spectrum of the expense peer group. On the basis of the information provided, the Board concluded that the advisory fee was reasonable.

Conclusion

Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement for the Fund were reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Fund.

Shareholder Meeting Results

The Trust held a special meeting (the "Special Meeting") of shareholders on behalf of all series of the Trust on June 11, 2020. Due to circumstances surrounding the Coronavirus pandemic, the Special Meeting was held in a virtual meeting format, via the internet, with no option of physical in-person presence. The meeting was called solely for the purpose of the election of Trustees, pursuant to notice duly sent, in connection with a proxy statement dated May 19, 2020. The results of voting on the sole proposal were as follows:

Proposal: Election of Trustees

Trustee Nominee	Votes For	Votes Withheld	Percentage of Total Shares Outstanding Voting in Favor	Percentage of Shares Present Voting in Favor
Howard W. Chin	430,237,081.287	268,866.853	54.079%	99.938%
Pamela M. J. Cox	430,112,662.403	393,285.737	54.063%	99.909%
Robert E. Rigsby	430,246,659.268	259,288.872	54.080%	99.940%
David W. Salter	429,662,293.142	843,654.998	54.006%	99.805%
Donald P. Sullivan	430,253,736.792	252,211.348	54.081%	99.942%

Accordingly, each trustee nominee was approved by the holders of a plurality of the Trust's shares present, by proxy or otherwise, at the Special Meeting. As disclosed in the proxy statement, the Trustees had separately taken action, effective immediately following the shareholder meeting, to further increase the size of the Board from five to six and to reappoint Bruce C. Long as a Trustee, with the expectation that Mr. Long will continue to serve until his planned retirement date of December 31, 2020.

24

Copyright © Baillie Gifford & Co 2015.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	In accordance with Section 13(c) of the Investment Company Act of 1940, the registrant has divested itself of the following securities since the filing of its last report or Form N-CSR.

Baillie Gifford Developed EAFE All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	5,478 4,149 5,549	04/02/2020 04/15/2020 06/04/2020	336,954 332,805 327,256	Sudan Accountability and Divestment Act of 2007

Baillie Gifford EAFE Plus All Cap Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	7,018 5,275	02/20/2020 04/27/2020	92,282 87,007	Sudan Accountability and Divestment Act of 2007
Atlas Copco AB – B Shares	ATCO B	SE0011166628	5,133	06/30/2020	172,615	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Alpha Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – B Shares	ATCO B	SE0011166628	17,298 54,621 60,245 20,271	01/14/2020 01/15/2020 01/16/2020 01/17/2020	1,337,371 1,282,750 1,222,505 1,202,234	Sudan Accountability and Divestment Act of 2007

Baillie Gifford International Growth Fund

Name of Issuer	Exchange Ticker Symbol	Security Identifier (CUSIP number/ISIN)	Total Number of Shares Divested	Date Securities were Divested	Amount Held on Filing Date	Statute
Atlas Copco AB – A Shares	ATCO A	SE0011166610	52,223	02/05/2020	1,515,486	Sudan Accountability and Divestment Act of 2007

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                  Baillie Gifford Funds

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	August 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David Salter
David Salter, President
(principal executive officer)

Date	August 28, 2020

By (Signature and Title)*	/s/ Lindsay Cockburn
Lindsay Cockburn, Treasurer
(principal financial officer)
Date	August 28, 2020

* Print the name and title of each signing officer under his or her signature.